USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Asset Backed Securities (0.9%)
American Express Credit Account Master Trust, Series 2019-2 Class B, 2.86%, 11/15/24	$187	$193

Americredit Automobile Receivables Trust, Series 2018-2 Class A3, 3.15%, 3/20/23, Callable 10/18/22 @ 100	86	87

Americredit Automobile Receivables Trust, Series 2018-1 Class C, 3.50%, 1/18/24, Callable 7/18/22 @ 100	240	249

ARI Fleet Lease Trust, Series 2020-A Class A3, 1.80%, 8/15/28, Callable 1/15/23 @ 100(a)	50	50

Canadian Pacer Auto Receivables Trust, Series 2018-1A Class C, 3.82%, 4/19/24, Callable 4/19/21 @ 100(a)	137	141

CarMax Auto Owner Trust, Series 2020-1 Class B, 2.21%, 9/15/25, Callable 1/15/24 @ 100	71	73

Credit Acceptance Auto Loan Trust, Series 2018-3A Class A, 3.55%, 8/15/27(a)	165	169

Drive Auto Receivables Trust, Series 2019-1 Class C, 3.78%, 4/15/25, Callable 10/15/21 @ 100	82	84

Element Rail Leasing I LLC, Series 2014-1A Class A2, 3.67%, 4/19/44(a)	120	122

Enterprise Fleet Financing LLC, Series 2020-1 Class A3, 1.86%, 12/22/25(a)	46	47

Evergreen Credit Card Trust, Series 2019-2 Class A, 1.90%, 9/15/24(a)	127	129

Exeter Automobile Receivables Trust, Series 2020-1A Class B, 2.26%, 4/15/24, Callable 1/15/25 @ 100(a)	57	58

Exeter Automobile Receivables Trust, Series 2019-2A Class C, 3.30%, 3/15/24, Callable 8/15/22 @ 100(a)	110	113

Ford Credit Auto Owner Trust, Series 2019-A Class A3, 2.78%, 9/15/23, Callable 1/15/23 @ 100	40	41

Ford Credit Auto Owner Trust, Series 2020-1 Class B, 2.29%, 8/15/31(a)	75	76

GM Financial Consumer Automobile Receivables Trust, Series 2020-1 Class A4, 1.90%, 3/17/25, Callable 8/16/23 @ 100	75	77

Goal Capital Funding Trust, Series 2005-2 Class A4, 1.88%(LIBOR03M+20bps), 8/25/44, Callable 8/25/20 @ 100(b)	232	224

Great American Auto Leasing, Inc., Series 2019-1 Class A3, 3.05%, 9/15/22, Callable 12/15/22 @ 100(a)	51	52

Hertz Vehicle Financing II LP, Series 2019-3A Class A, 2.67%, 12/26/25(a)	100	104

HPEFS Equipment Trust, Series 2019-1A Class C, 2.49%, 9/20/29, Callable 6/20/22 @ 100(a)	50	51

HPEFS Equipment Trust, Series 2020-1A Class B, 1.89%, 2/20/30, Callable 2/20/23 @ 100(a)	29	29

MMAF Equipment Finance LLC, Series 2017-B Class A4, 2.41%, 11/15/24, Callable 8/15/22 @ 100(a)	112	114

Navient Student Loan Trust, Series 2015-2 Class B, 3.13%(LIBOR01M+150bps), 8/25/50, Callable 6/25/28 @ 100(b)	50	49

NP SPE II LLC, Series 2017-1A Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100(a)	34	35

OSCAR US Funding Trust IX LLC, Series 2018-2A Class A4, 3.63%, 9/10/25(a)	280	293

SCF Equipment Leasing LLC, Series 2017-2A Class A, 3.41%, 12/20/23, Callable 3/20/20 @ 100(a)	55	56

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Synchrony Credit Card Master Note Trust, Series 2016-2 Class C, 2.95%, 5/15/24	$137	$139

Synchrony Credit Card Master Note Trust, Series 2018-2 Class A, 3.47%, 5/15/26	199	212

Transportation Finance Equipment Trust, Series 2019-1 Class A4, 1.88%, 3/25/24, Callable 6/23/23 @ 100(a)	112	113

Westlake Automobile Receivables Trust, Series 2018-2A Class D, 4.00%, 1/16/24, Callable 11/15/21 @ 100(a)	150	155

Total Asset Backed Securities (Cost $3,269)		3,335

Collateralized Mortgage Obligations (0.3%)
Banc of America Commercial Mortgage Trust, Series 2006-3 Class AM, 5.66%, 7/10/44(c)	39	12

Banc of America Commercial Mortgage Trust, Series 2008-1 Class AJ, 6.79%, 2/10/51(c)	7	7

Barclays Commercial Mortgage Trust, Series 2019-C5 Class ASB, 2.99%, 11/15/52	87	94

Benchmark Mortgage Trust, Series 2019-B14 Class A5, 3.05%, 12/15/61	150	164

BTH Mortgage-Backed Securities Trust, Series 2018-21 Class A, 4.16%(LIBOR01M+250bps), 10/7/21(a)(b)	160	160

BX Trust, Series 2019-OC11 Class A, 3.20%, 12/9/41(a)	69	76

Citigroup Commercial Mortgage Trust, Series 2020-GC46 Class AAB, 2.61%, 1/15/53	75	79

Citigroup Commercial Mortgage Trust, Series 2020-555 Class A, 2.65%, 12/10/41(a)(d)	112	118

COMM Mortgage Trust, Series 2019-GC44 Class ASB, 2.87%, 8/15/57	112	120

Credit Suisse Commercial Mortgage Trust, Series 2007-C1 Class AMFL, 1.85%(LIBOR01M+19bps), 2/15/40(b)	1	1

CSAIL Commercial Mortgage Trust, Series 2016-C6 Class XA, 1.90%, 1/15/49(c)(e)	618	51

GE Commercial Mortgage Corp., Series 2007-C1 Class AM, 5.61%, 12/10/49(c)	13	12

GS Mortgage Securities Trust, Series 2020-GC45 Class AAB, 2.84%, 2/13/53	40	43

GS Mortgage Securities Trust, Series 2020-GC45 Class A5, 2.91%, 2/13/53	47	51

UBS Commercial Mortgage Trust, Series 2012-C1 Class XA, 2.07%, 5/10/45(a)(c)(e)	781	26

Total Collateralized Mortgage Obligations (Cost $990)		1,014

Common Stocks (29.4%)
Communication Services (1.6%):
AMC Networks, Inc. Class A(f)	1,895	59
AT&T, Inc.	38,453	1,355
Charter Communications, Inc. Class A(f)	1,064	525
Cinemark Holdings, Inc.	2,423	63
Comcast Corp. Class A	14,335	579
DISH Network Corp. Class A(f)	11,749	394
Entravision Communications Corp. Class A	18,713	38
Fox Corp. Class A	11,612	357
John Wiley & Sons, Inc. Class A	1,256	47

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Liberty Broadband Corp. Class C(f)	3,518	$443
Match Group, Inc.(f)(g)	5,136	334
Omnicom Group, Inc.	5,529	383
Shenandoah Telecommunications Co.	1,251	56
Sinclair Broadcast Group, Inc. Class A	1,951	45
Sirius XM Holdings, Inc.(g)	61,555	390
Verizon Communications, Inc.	11,438	619
		5,687
Consumer Discretionary (2.8%):
Asbury Automotive Group, Inc.(f)	544	48
AutoZone, Inc.(f)	383	395
Big Lots, Inc.	1,258	20
Bloomin' Brands, Inc.	1,922	35
Booking Holdings, Inc.(f)	256	434
Carnival Corp.	8,508	285
Carter's, Inc.	1,345	123
Cracker Barrel Old Country Store, Inc.(g)	805	115
D.R. Horton, Inc.	8,454	450
Dana, Inc.	4,055	58
Deckers Outdoor Corp.(f)	398	69
Del Taco Restaurants, Inc.(f)	4,089	26
Dick's Sporting Goods, Inc.	1,630	59
eBay, Inc.	12,333	427
Ethan Allen Interiors, Inc.	2,470	33
Foot Locker, Inc.	4,514	164
Ford Motor Co.	48,501	338
Garmin Ltd.	4,473	396
General Motors Co. Class C	12,740	388
Gentex Corp.	3,563	96
Graham Holdings Co. Class B	91	46
Group 1 Automotive, Inc.	915	78
H&R Block, Inc.	3,825	79
Helen of Troy Ltd.(f)	207	34
Las Vegas Sands Corp.(h)	6,522	380
La-Z-Boy, Inc.	1,649	47
Lowe's Cos., Inc.	4,473	477
Lululemon Athletica, Inc.(f)	1,980	430
Macy's, Inc.	7,439	98
Nike, Inc. Class B	11,377	1,017
NVR, Inc.(f)	116	425
Office Depot, Inc.	20,756	49
O'Reilly Automotive, Inc.(f)	1,066	393
Penske Automotive Group, Inc.	813	37
Starbucks Corp.	6,268	492
Steven Madden Ltd.	1,617	53
Sturm Ruger & Co., Inc.	1,147	55
Target Corp.(h)	3,901	402
Texas Roadhouse, Inc.	1,054	59
The Buckle, Inc.	2,023	46
The Goodyear Tire & Rubber Co.	3,641	35
The Home Depot, Inc.	3,250	708
The TJX Cos., Inc.	8,432	504
Thor Industries, Inc.	1,576	119
Toll Brothers, Inc.	3,390	126
Williams-Sonoma, Inc.	1,275	80
Yum! Brands, Inc.	4,544	406
		10,634
Consumer Staples (2.2%):
Altria Group, Inc.	10,315	416
Brown-Forman Corp. Class B	6,625	407

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Cal-Maine Foods, Inc.	1,108	$39
Colgate-Palmolive Co.	7,134	482
Costco Wholesale Corp.	1,971	554
Flowers Foods, Inc.	4,424	95
Hostess Brands, Inc.(f)	4,290	55
Ingles Markets, Inc. Class A	1,227	44
Nu Skin Enterprises, Inc. Class A	867	21
Performance Food Group Co.(f)	2,030	86
Sanderson Farms, Inc.	329	41
Sprouts Farmers Market, Inc.(f)	5,344	85
Sysco Corp.	5,552	370
The Clorox Co.	2,925	466
The Kraft Heinz Co.	13,796	341
The Procter & Gamble Co.	12,745	1,443
Tyson Foods, Inc. Class A	4,844	328
US Foods Holding Corp.(f)	3,555	120
Walgreens Boots Alliance, Inc.	15,996	732
Walmart, Inc.	15,617	1,682
		7,807
Energy (1.3%):
Chevron Corp.	5,601	523
ConocoPhillips	7,885	382
Core Laboratories NV	1,375	37
Delek US Holdings, Inc.	3,190	68
Dril-Quip, Inc.(f)	1,391	50
Exxon Mobil Corp.	21,915	1,127
Helmerich & Payne, Inc.	1,895	69
Marathon Petroleum Corp.	7,577	359
Matador Resources Co.(f)	3,507	34
Par Pacific Holdings, Inc.(f)	3,438	57
PBF Energy, Inc. Class A	4,870	109
Phillips 66	13,007	974
Valero Energy Corp.	15,018	995
		4,784
Financials (3.4%):
Affiliated Managers Group, Inc.	1,102	83
AGNC Investment Corp.	1,867	32
American Equity Investment Life Holding Co.	3,557	90
Annaly Capital Management, Inc.	4,962	44
Aon PLC	2,335	485
ARMOUR Residential REIT, Inc.	2,921	53
Bank of Hawaii Corp.	2,011	150
BankUnited, Inc.	4,492	133
Cadence Bancorp	4,670	66
Capital One Financial Corp.	4,538	400
Chimera Investment Corp.	7,251	142
Cincinnati Financial Corp.	4,276	399
Citigroup, Inc.	7,761	493
Cullen/Frost Bankers, Inc.	1,752	137
Discover Financial Services	5,214	342
Employers Holdings, Inc.	2,617	101
Essent Group Ltd.	3,968	173
Fidelity National Financial, Inc.	9,755	378
First Bancorp, Inc.	5,340	42
Great Western Bancorp, Inc.	3,976	107
Intercontinental Exchange, Inc.	5,241	468
JPMorgan Chase & Co.	6,881	798
Ladder Capital Corp.	7,273	111
Legg Mason, Inc.	2,548	127
LPL Financial Holdings, Inc.	1,547	123

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Marsh & McLennan Cos., Inc.	4,409	$461
MetLife, Inc.	9,016	385
MGIC Investment Corp.	5,231	63
MSCI, Inc.	1,736	512
Nelnet, Inc. Class A	1,864	99
New York Community Bancorp, Inc.	7,673	83
Primerica, Inc.	1,089	121
Prudential Financial, Inc.	4,880	368
Radian Group, Inc.	3,860	82
Regions Financial Corp.	25,148	340
S&P Global, Inc.	1,844	490
State Street Corp.	5,568	379
Synchrony Financial	12,035	350
Synovus Financial Corp.	1,608	47
T. Rowe Price Group, Inc.	3,750	443
The Allstate Corp.	4,202	442
The Bank of New York Mellon Corp.	9,159	365
The Hartford Financial Services Group, Inc.	7,451	372
U.S. Bancorp	8,907	414
Universal Insurance Holdings, Inc.	1,531	32
Waddell & Reed Financial, Inc. Class A	6,435	89
Walker & Dunlop, Inc.	778	50
Webster Financial Corp.	2,053	78
Wells Fargo & Co.	12,919	528
Western Alliance Bancorp	3,435	158
World Acceptance Corp.(f)	585	46
		12,274
Health Care (5.1%):
AbbVie, Inc.	12,861	1,103
Acadia Healthcare Co., Inc.(f)	1,065	32
Amedisys, Inc.(f)	907	158
Amgen, Inc.	4,876	974
AMN Healthcare Services, Inc.(f)	1,357	100
Anthem, Inc.	1,638	421
Biogen, Inc.(f)	3,224	994
Bristol-Myers Squibb Co.	18,563	1,096
Bruker Corp.	2,504	109
Cardinal Health, Inc.	8,340	435
Cerner Corp.	6,193	429
Chemed Corp.	329	137
Corcept Therapeutics, Inc.(f)	4,614	58
Covetrus, Inc.(f)	3,136	35
CVS Health Corp.	7,028	416
Dentsply Sirona, Inc.	7,746	381
DexCom, Inc.(f)	2,058	567
Eli Lilly & Co.	4,280	540
Encompass Health Corp.	1,397	105
Gilead Sciences, Inc.	7,698	534
Halozyme Therapeutics, Inc.(f)	2,617	51
HCA Healthcare, Inc.	3,072	390
HealthEquity, Inc.(f)	911	65
Hill-Rom Holdings, Inc.	1,237	119
Horizon Therapeutics PLC(f)	1,740	60
Johnson & Johnson	11,940	1,607
Masimo Corp.(f)	885	145
McKesson Corp.	6,442	900
Medpace Holdings, Inc.(f)	644	58
Medtronic PLC	5,355	539
Merck & Co., Inc.	15,434	1,182
Meridian Bioscience, Inc.(f)	4,215	34
Mettler-Toledo International, Inc.(f)	567	398

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Molina Healthcare, Inc.(f)	861	$106
Nektar Therapeutics(f)	4,732	98
Novocure Ltd.(f)	502	37
Patterson Cos., Inc.	3,085	73
PerkinElmer, Inc.	1,504	130
Pfizer, Inc.	16,819	562
Phibro Animal Health Corp. Class A	1,947	49
PRA Health Sciences, Inc.(f)	931	88
Prestige Consumer Healthcare, Inc.(f)	1,822	68
ResMed, Inc.	2,893	460
Select Medical Holdings Corp.(f)	4,905	117
Supernus Pharmaceuticals, Inc.(f)	2,211	40
Thermo Fisher Scientific, Inc.	1,781	517
United Therapeutics Corp.(f)	1,324	136
Veeva Systems, Inc. Class A(f)	3,178	451
Waters Corp.(f)	1,902	371
Zoetis, Inc.	3,761	501
		17,976
Industrials (2.8%):
3M Co.	3,093	462
ACCO Brands Corp.	5,810	47
AECOM(f)	3,259	146
Aerojet Rocketdyne Holdings, Inc.(f)	624	31
Allison Transmission Holdings, Inc.	2,694	109
Apogee Enterprises, Inc.	2,322	71
Arconic, Inc.	14,123	415
Atkore International Group, Inc.(f)	3,510	130
Cintas Corp.	1,684	449
Copart, Inc.(f)	4,927	416
Cornerstone Building Brands, Inc.(f)	3,440	25
Crane Co.	1,411	96
Cummins, Inc.	2,451	371
Delta Air Lines, Inc.	7,158	330
Deluxe Corp.	1,361	45
Eaton Corp. PLC	4,818	437
EnPro Industries, Inc.	736	40
FTI Consulting, Inc.(f)	706	79
Generac Holdings, Inc.(f)	761	78
General Dynamics Corp.	2,602	416
HEICO Corp. Class A	4,868	430
Herman Miller, Inc.	1,947	67
Hexcel Corp.	490	32
Hillenbrand, Inc.	2,487	58
Illinois Tool Works, Inc.	2,739	459
KAR Auction Services, Inc.	4,802	92
Knoll, Inc.	2,824	50
Lockheed Martin Corp.	1,384	512
Masonite International Corp.(f)	818	60
Meritor, Inc.(f)	2,854	65
MSC Industrial Direct Co., Inc.	1,337	83
Northrop Grumman Corp.	1,419	467
nVent Electric PLC	2,562	62
Oshkosh Corp.	1,534	111
Patrick Industries, Inc.	1,009	53
Regal Beloit Corp.	1,562	121
Rockwell Automation, Inc.	2,239	411
Rush Enterprises, Inc. Class A	2,077	87
Ryder System, Inc.	827	31
Southwest Airlines Co.	7,737	357
Steelcase, Inc. Class A	4,623	75
Teledyne Technologies, Inc.(f)	1,266	427

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Boeing Co.	1,931	$530
The Greenbrier Cos., Inc.	1,262	31
The Timken Co.	1,790	80
The Toro Co.	636	45
Trinity Industries, Inc.	2,661	54
United Airlines Holdings, Inc.(f)	4,735	292
United Technologies Corp.	3,809	497
Wabash National Corp.	6,384	70
Werner Enterprises, Inc.	1,628	55
WESCO International, Inc.(f)	2,149	87
WW Grainger, Inc.	1,318	366
		10,410
Information Technology (7.1%):
Adobe, Inc.(f)	1,870	646
Apple, Inc.	20,363	5,567
Applied Materials, Inc.	15,863	922
Aspen Technology, Inc.(f)	758	81
Belden, Inc.	941	38
Broadcom, Inc.	1,758	479
CACI International, Inc. Class A(f)	425	104
Cardtronics PLC Class A(f)	871	32
CDW Corp.	6,257	715
Ciena Corp.(f)	2,945	113
Cirrus Logic, Inc.(f)	1,881	129
Cisco Systems, Inc.	13,532	540
Cognizant Technology Solutions Corp. Class A	7,260	442
Coherent, Inc.(f)	535	69
CoreLogic, Inc.	2,098	95
CSG Systems International, Inc.	1,872	83
Euronet Worldwide, Inc.(f)	1,001	124
Fair Isaac Corp.(f)	248	93
Global Payments, Inc.	2,683	494
Hewlett Packard Enterprises Co.	27,403	351
Insight Enterprises, Inc.(f)	1,072	59
Intel Corp.	11,937	663
InterDigital, Inc.	1,245	66
International Business Machines Corp.	8,272	1,077
Intuit, Inc.	1,907	507
J2 Global, Inc.	1,562	136
Jabil, Inc.	2,840	91
Keysight Technologies, Inc.(f)	4,342	411
KLA Corp.	2,571	395
Kulicke & Soffa Industries, Inc.	3,056	70
Lam Research Corp.	3,243	952
Leidos Holdings, Inc.	4,490	461
LogMeIn, Inc.	717	61
Manhattan Associates, Inc.(f)	1,918	129
Mastercard, Inc. Class A	4,993	1,449
MAXIMUS, Inc.	1,963	124
Methode Electronics, Inc.	1,793	55
Micron Technology, Inc.(f)	8,890	467
Microsoft Corp.(h)	11,354	1,840
NCR Corp.(f)	4,184	105
NIC, Inc.	5,035	92
NVIDIA Corp.	2,492	673
Oracle Corp.	21,150	1,047
Paylocity Holding Corp.(f)	411	53
Perspecta, Inc.	2,876	72
Proofpoint, Inc.(f)	769	82
Science Applications International Corp.	829	66
SYNNEX Corp.	539	67

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
TE Connectivity Ltd.	4,698	$389
Teradyne, Inc.	1,049	62
Texas Instruments, Inc.	4,432	506
The Hackett Group, Inc.	7,066	109
Ultra Clean Holdings, Inc.(f)	5,726	120
VeriSign, Inc.(f)	2,322	441
		24,014
Materials (1.0%):
Air Products & Chemicals, Inc.	2,069	453
Berry Global Group, Inc.(f)	1,770	67
Celanese Corp., Series A	3,602	338
Domtar Corp.	2,051	59
Huntsman Corp.	5,857	111
Hycroft Mining Corp.(f)(i)(j)	8,942	—	(k)
Kraton Corp.(f)	1,631	17
Linde PLC	2,649	505
LyondellBasell Industries NV Class A	9,557	683
Martin Marietta Materials, Inc.	1,600	364
O-I Glass, Inc.	4,859	52
Reliance Steel & Aluminum Co.	1,412	145
Resolute Forest Products, Inc.(f)	11,484	31
Schweitzer-Mauduit International, Inc.	2,561	86
Silgan Holdings, Inc.	4,768	137
The Sherwin-Williams Co.	832	430
Trinseo SA	1,503	33
Warrior Met Coal, Inc.	1,825	32
		3,543
Real Estate (1.2%):
Alexandria Real Estate Equities, Inc.	386	59
American Tower Corp.	1,508	343
AvalonBay Communities, Inc.	476	95
Boston Properties, Inc.	527	68
Brixmor Property Group, Inc.	5,294	96
Camden Property Trust	330	35
CoreCivic, Inc.	3,811	56
Crown Castle International Corp.	1,417	203
Digital Realty Trust, Inc.(g)	710	85
Duke Realty Corp.	1,232	40
EPR Properties	1,828	108
Equinix, Inc.	289	166
Equity LifeStyle Properties, Inc.	589	40
Equity Residential	1,264	95
Essex Property Trust, Inc.	224	63
Extra Space Storage, Inc.	438	44
Federal Realty Investment Trust	255	30
Gaming and Leisure Properties, Inc.	4,954	222
Healthpeak Properties, Inc.	1,673	53
Host Hotels & Resorts, Inc.	2,487	36
Invitation Homes, Inc.	1,832	53
Iron Mountain, Inc.	978	30
Jones Lang LaSalle, Inc.	471	70
Kimco Realty Corp.	1,438	25
Lamar Advertising Co. Class A	2,292	192
LTC Properties, Inc.	3,375	151
Medical Properties Trust, Inc.	11,556	245
Mid-America Apartment Communities, Inc.	389	50
National Retail Properties, Inc.	557	28
Omega Healthcare Investors, Inc.	3,528	139
Outfront Media, Inc.	1,435	38
PotlatchDeltic Corp.	2,804	103

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Prologis, Inc.	2,504	$212
Public Storage	535	112
Realty Income Corp.	1,084	78
Regency Centers Corp.	571	33
SBA Communications Corp.	385	102
Service Properties Trust	4,463	81
Simon Property Group, Inc.	1,049	129
SL Green Realty Corp.	281	22
Spirit Realty Capital, Inc.	913	42
Sun Communities, Inc.	309	47
Tanger Factory Outlet Centers, Inc.(g)	5,948	71
The GEO Group, Inc.	4,865	71
UDR, Inc.	998	45
Ventas, Inc.	1,269	68
VEREIT, Inc.	3,596	31
VICI Properties, Inc.	1,571	39
Vornado Realty Trust	585	31
Welltower, Inc.	1,381	103
Weyerhaeuser Co.	2,538	66
WP Carey, Inc.	582	45
		4,489
Utilities (0.9%):
ALLETE, Inc.	1,267	87
Clearway Energy, Inc. Class C	2,953	62
Duke Energy Corp.	5,364	492
Exelon Corp.	10,185	439
FirstEnergy Corp.	9,430	420
IDACORP, Inc.	1,252	121
New Jersey Resources Corp.	3,170	112
NextEra Energy, Inc.	2,326	588
NorthWestern Corp.	1,075	76
Sempra Energy	3,146	439
Southwest Gas Holdings, Inc.	1,594	103
The Southern Co.	7,948	480
		3,419
Total Common Stocks (Cost $107,117)		105,037

Preferred Stocks (0.2%)
Communication Services (0.1%):
Qwest Corp., 6.50%, 9/1/56	8,000	195

Consumer Staples (0.1%):
CHS, Inc., cumulative redeemable, Series 1, 7.88%(l)	8,000	216
Dairy Farmers of America, Inc., cumulative redeemable, 7.88%(a)(l)	2,000	192
		408
Financials (0.0%): (m)
Delphi Financial Group, Inc., 4.88%(LIBOR03M+319bps), 5/15/37(b)(j)	12,000	288

Total Preferred Stocks (Cost $914)		891

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Senior Secured Loans (0.1%)
Academy Ltd., 1st Lien Term Loan B, 5.66%(LIBOR01M+400bps), 7/2/22, Callable 4/8/20 @ 100(b)	$291	$231
Total Senior Secured Loans (Cost $251)		231

Corporate Bonds (3.2%)
Communication Services (0.1%):
Verizon Communications, Inc., 4.50%, 8/10/33	224	274

Consumer Discretionary (0.0%):(m)
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	90	95
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100	75	79
		174

Consumer Staples (0.2%):
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	187	224
BAT Capital Corp., 2.79%, 9/6/24, Callable 8/6/24 @ 100	200	207
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100 (a)	84	85
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	150	157
		673

Energy (0.5%):
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	143	154
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29, Callable 5/18/29 @ 100 (a)	187	188
Diamondback Energy, Inc., 3.25%, 12/1/26, Callable 10/1/26 @ 100	112	113
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	150	142
Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100 (h)	100	159
Energy Transfer Operating LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	112	113
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	112	115
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100	400	370
EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100	46	34
National Oilwell Varco, Inc., 3.60%, 12/1/29, Callable 9/1/29 @ 100	150	154
Rockies Express Pipeline LLC, 4.80%, 5/15/30, Callable 2/15/30 @ 100 (a)	75	72
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75 (a)	75	74
Western Midstream Operating LP, 3.10%, 2/1/25, Callable 1/1/25 @ 100	78	78
		1,766

Financials (1.1%):
Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (a)	200	214
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 100 (h)	100	103
BancorpSouth Bank, 4.13%(LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	96	98
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	200	215
BMW US Capital LLC, 3.25%, 8/14/20 (a)(h)	400	404
Capital One NA, 2.15%, 9/6/22, Callable 8/6/22 @ 100	150	152
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	112	114
Cullen/Frost Capital Trust II, 3.46%(LIBOR03M+155bps), 3/1/34, Callable 4/9/20 @ 100 (b)	175	156
First Maryland Capital I, 2.83%(LIBOR03M+100bps), 1/15/27, Callable 4/9/20 @ 100 (b)	50	48
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	250	253

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	$96	$101
HSB Group, Inc., 2.74%(LIBOR03M+91bps), 7/15/27, Callable 4/9/20 @ 100 (b)	200	164
Hyundai Capital America, 3.75%, 7/8/21 (a)(h)	350	359
KeyCorp, 2.25%, 4/6/27, MTN	112	113
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	150	159
Nationwide Mutual Insurance Co., 4.18%(LIBOR03M+229bps), 12/15/24, Callable 4/9/20 @ 100 (a)(b)	300	300
PNC Bank NA, 2.70%, 10/22/29	250	259
Prudential Financial, Inc., 5.62%(LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	200	213
Signature Bank, 4.13%(LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	150	152
SunTrust Capital, 2.36%(LIBOR03M+67bps), 5/15/27, Callable 4/9/20 @ 100 (b)	200	191
Texas Capital Bank NA, 5.25%, 1/31/26	75	80
The Allstate Corp., 5.75%(LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	40	43
The PNC Financial Services Group, Inc., 2.55%, 1/22/30, Callable 10/24/29 @ 100	131	136
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	150	154
		4,181

Health Care (0.2%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100 (a)	150	159
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100	290	306
Duke University Health System, Inc., 2.60%, 6/1/30	60	64
HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	187	218
Laboratory Corp. of America Holdings, 2.95%, 12/1/29, Callable 9/1/29 @ 100	112	117
		864

Industrials (0.4%):
Ashtead Capital, Inc.
4.00%, 5/1/28, Callable 5/1/23 @ 102 (a)	27	27
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	20	21
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	112	112
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100 (a)	56	58
Continental Airlines Pass Through Trust, 6.25%, 4/11/20	24	24
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100	112	119
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100 (a)	75	76
Ryder System, Inc.
3.50%, 6/1/21, MTN (h)	350	358
2.90%, 12/1/26, Callable 10/1/26 @ 100, MTN	187	197
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	175	189
United Airlines Pass Through Trust, 2.90%, 11/1/29	200	208
		1,389

Information Technology (0.2%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	200	205
Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	243	280
		485

Materials (0.1%):
Packaging Corp. of America, 3.00%, 12/15/29, Callable 9/15/29 @ 100	187	197

Real Estate (0.1%):
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	131	134
Mid-America Apartments LP, 2.75%, 3/15/30, Callable 12/15/29 @ 100	187	196
SBA Tower Trust, 2.84%, 1/15/25 (a)	87	88

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	$17	$18
		436

Utilities (0.3%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	131	142
Alabama Power Co., 3.85%, 12/1/42	112	130
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/11/29 @ 100 (a)	183	190
DTE Electric Co., 2.25%, 3/1/30, Callable 12/1/29 @ 100	112	114
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	112	132
NextEra Energy Capital Holdings, Inc., 3.34%, 9/1/20	267	269
		977
Total Corporate Bonds (Cost $11,067)		11,416

Yankee Dollar (0.5%)
Consumer Staples (0.0%): (m)
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	75	77

Energy (0.0%): (m)
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100 (a)	64	67

Financials (0.3%):
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	350	376
Deutsche Bank AG, 3.96%(SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100 (b)	112	118
Newcrest Finance Pty Ltd., 4.45%, 11/15/21 (a)(h)	100	104
QBE Capital Funding III Ltd., 7.25%(USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a)(b)	200	211
Schahin II Finance Co. SPV Ltd., 5.88%, 9/25/22 (a)(n)(j)	261	16
Schahin II Finance Co. SPV Ltd., PIK, 8.00%, 5/25/20 (a)(i)(q)	7	7
Sumitomo Mitsui Financial Group, Inc., 2.45%, 9/27/24	400	412
		1,244

Industrials (0.1%):
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	200	211

Materials (0.1%):
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	113	111
Teck Resources Ltd., 6.13%, 10/1/35	120	143
		254

Total Yankee Dollar (Cost $1,955)		1,853

Municipal Bonds (0.5%)
Florida (0.0%):(m)
County of Broward Florida Airport System Revenue, Series C, 2.50%, 10/1/28	75	80

Georgia (0.1%):
Athens Housing Authority Revenue, 2.42%, 12/1/26	160	169

Michigan (0.0%):(m)
Michigan Finance Authority Revenue, 3.08%, 12/1/34	115	128

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New Jersey (0.0%):(m)
New Jersey Economic Development Authority Revenue, Series NNN, 2.88%, 6/15/24	$72	$75
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	30	34
North Hudson Sewerage Authority Revenue, 2.88%, 6/1/28	37	40
		149
New York (0.2%):
New York State Dormitory Authority Revenue, Series B, 2.83%, 7/1/31	185	205
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	43	46
		251
Pennsylvania (0.2%):
Scranton School District, GO (INS - Build America Mutual Assurance Co.), 3.10%, 4/1/30	371	405
State Public School Building Authority Revenue, 3.05%, 4/1/28	75	80
University of Pittsburgh-of The Commonwealth System of Higher Education Revenue
Series C, 2.53%, 9/15/31	75	82
Series C, 2.58%, 9/15/32	40	44
Series C, 2.63%, 9/15/33	75	82
		693
Texas (0.0%): (m)
City of Houston Texas Combined Utility System Revenue, 3.72%, 11/15/28	95	113
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.81%, 5/15/29	75	81
State of Texas, GO, 3.00%, 4/1/28	112	126
		320
Total Municipal Bonds (Cost $1,649)		1,790

U.S. Government Agency Mortgages (3.6%)
Federal Home Loan Mortgage Corporation
Series K047 Class A2, 3.33%, 5/25/25 (c)	300	328
Series K053 Class A2, 3.00%, 12/25/25	700	758
3.00%, 4/1/46	387	404
3.50%, 4/1/46	2,036	2,145
3.00%, 6/1/46	1,167	1,218
3.00%, 9/1/46	421	440
3.00%, 10/1/46	212	222
3.00%, 11/1/46	721	753
3.00%, 1/1/47	1,503	1,569
3.00%, 1/1/47	765	799
3.00%, 3/1/47	745	778
3.00%, 4/1/47	237	248
3.00%, 4/1/47	792	823
3.00%, 9/1/47	613	637
3.00%, 10/1/47	403	419
3.50%, 4/1/48	402	419
		11,960
Federal National Mortgage Association
Series 2016-M2 Class AV2, 2.15%, 1/25/23	157	160
4.00%, 4/1/49	713	754
		914
Total U.S. Government Agency Mortgages (Cost $12,436)		12,874

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value

U.S. Treasury Obligations (6.7%)
U.S. Treasury Bonds
3.00%, 8/15/48 (h)	$1,500	$1,951
3.38%, 11/15/48 (h)	1,000	1,391
U.S. Treasury Inflation Indexed Bonds, 0.13%, 7/15/26	1,000	1,109
U.S. Treasury Notes
2.50%, 1/31/21 (h)	500	506
1.63%, 11/15/22	8,000	8,159
1.63%, 4/30/23	800	819
2.00%, 2/15/25	100	105
2.25%, 11/15/25	1,000	1,070
1.63%, 2/15/26	3,200	3,316
2.25%, 2/15/27	2,600	2,811
2.38%, 5/15/27 (h)	1,500	1,639
2.75%, 2/15/28 (h)	1,000	1,129
Total U.S. Treasury Obligations (Cost $22,341)		24,005

Exchange-Traded Funds (52.8%)
Invesco DB Commodity Index Tracking Fund(g)	28,600	389
Invesco FTSE RAFI Developed Markets ex-US ETF	70,202	2,633
Invesco FTSE RAFI Emerging Markets ETF	269,013	5,222
iShares 20+ Year Treasury Bond ETF(g)	11,917	1,851
iShares 7-10 Year Treasury Bond ETF	17,030	1,997
iShares Core MSCI EAFE ETF	338,298	19,770
iShares Core MSCI Emerging Markets ETF	245,992	11,982
iShares Core S&P 500 ETF	91,776	27,156
iShares Core S&P Small-Cap ETF	17,607	1,282
iShares MSCI Canada ETF(g)	168,691	4,654
iShares MSCI United Kingdom ETF	72,000	2,110
Schwab Fundamental Emerging Markets Large Co. Index ETF	430,014	11,026
Schwab Fundamental International Large Co. Index ETF	829,619	20,963
Schwab Fundamental International Small Co. Index ETF	91,800	2,610
SPDR S&P Emerging Markets Smallcap ETF	14,790	616
U.S. Commodity Index Fund	48,800	1,522
VanEck Vectors Gold Miners ETF	112,360	2,947
VanEck Vectors Junior Gold Miners ETF	12,000	433
Vanguard FTSE Developed Markets ETF	359,377	14,185
Vanguard FTSE Emerging Markets ETF	800	32
Vanguard FTSE Europe ETF	416,151	21,752
Vanguard Mortgage-Backed Securities ETF	42,233	2,276
Vanguard Real Estate ETF	109,017	9,520
Vanguard S&P 500 ETF(h)	58,590	15,921
Vanguard Short-Term Bond ETF	44,404	3,639
Vanguard Total Bond Market ETF	23,121	2,006
WisdomTree Emerging Markets SmallCap Dividend Fund	16,645	694
Total Exchange-Traded Funds (Cost $191,144)		189,188

Affiliated Exchange-Traded Funds (0.2%)
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	16,000	630
Total Affiliated Exchange-Traded Funds (Cost $770)		630

Commercial Paper (0.3%)
Kentucky Utilities Co., 2.53%, 3/2/20 (a) (o)	425	425

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Xcel Energy, Inc., 2.53%, 3/2/20 (a)(o)	$500	$500
Total Commercial Paper (Cost $925)		925

Collateral for Securities Loaned^ (2.2%)
HSBC U.S. Government Money Market Fund, I Shares, 1.52%(p)	7,826,575	7,827
Total Collateral for Securities Loaned (Cost $7,827)		7,827
Total Investments (Cost $362,655) — 100.9%		361,016
Liabilities in excess of other assets — (0.9)%		(3,323)
NET ASSETS - 100.00%		$357,693

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid, unless noted otherwise, based upon procedures approved by the Board of Trustees. As of February 29, 2020, the fair value of these securities was $6,954 (thousands) and amounted to 1.9% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of February 29, 2020.
(c)	The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at February 29, 2020.
(d)	Security purchased on a when-issued basis.
(e)	Security is interest only.
(f)	Non-income producing security.
(g)	All or a portion of this security is on loan.
(h)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(i)	Security was valued using significant unobservable inputs as of February 29, 2020.
(j)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of February 29, 2020, illiquid securities were 0.1% of the Fund's net assets.
(k)	Rounds to less than $1.
(l)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(m)	Amount represents less than 0.05% of net assets.
(n)	Defaulted security.
(o)	Rate represents the effective yield at February 29, 2020.
(p) (q)	Rate disclosed is the daily yield on February 29, 2020. All of the coupon is paid-in-kind.

bps—Basis points
ETF—Exchange-Traded Fund
GO—General Obligation
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of February 29, 2020, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of February 29, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PIK—Payment in-kind
PLC—Public Limited Company
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
USSW10—USD 10 Year Swap Rate, rate disclosed as of February 29, 2020

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	February 29, 2020
(Unaudited)

Affiliated Holdings	Fair Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 2/29/2020	Dividend Income
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	$680	$-	$-	$-	$(50)	$630	$20

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Conservative Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (12.2%)
VictoryShares USAA Core Intermediate-Term Bond ETF	334,133	$17,913
VictoryShares USAA Core Short-Term Bond ETF	4,500	231
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	23,867	940
VictoryShares USAA MSCI International Value Momentum ETF	59,919	2,464
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	12,800	618
VictoryShares USAA MSCI USA Value Momentum ETF	98,450	4,728
Total Affiliated Exchange-Traded Funds (Cost $26,484)		26,894

Affiliated Mutual Funds (86.5%)
USAA 500 Index Fund Reward Shares	154,291	6,258
USAA Aggressive Growth Fund Institutional Shares	33,519	1,255
USAA Capital Growth Fund Institutional Shares	188,030	1,873
USAA Emerging Markets Fund Institutional Shares	146,705	2,603
USAA Government Securities Fund Institutional Shares	4,354,278	44,152
USAA Growth Fund Institutional Shares	70,603	1,774
USAA High Income Fund Institutional Shares	891,268	6,898
USAA Income Fund Institutional Shares	4,652,640	64,345
USAA Income Stock Fund Institutional Shares	165,176	2,610
USAA Intermediate-Term Bond Fund Institutional Shares	3,288,228	36,401
USAA International Fund Institutional Shares	299,480	6,816
USAA Precious Metals and Minerals Fund Institutional Shares(a)	56,945	877
USAA Short-Term Bond Fund Institutional Shares	715,587	6,648
USAA Small Cap Stock Fund Institutional Shares	136,405	2,024
USAA Target Managed Allocation Fund	400,165	4,042
USAA Value Fund Institutional Shares	131,167	1,838
Total Affiliated Mutual Funds (Cost $182,148)		190,414

Total Investments (Cost $208,632) — 98.7%		217,308
Other assets in excess of liabilities — 1.3%		2,820
NET ASSETS - 100.00%		$220,128

(a) Non-income producing security.

ETF—Exchange-Traded Fund

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Conservative Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Affiliated Holdings	Fair Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 2/29/2020	Dividend Income
USAA 500 Index Fund Reward Shares	$5,716	$301	$-	$-	$202	$241	$6,258	$99
USAA Aggressive Growth Fund Institutional Shares	1,160	213	-	-	206	(118)	1,255	8
USAA Capital Growth Fund Institutional Shares	1,834	176	-	-	145	(137)	1,873	31
USAA Emerging Markets Fund Institutional Shares	2,497	12	-	-	-	94	2,603	11
USAA Government Securities Fund Institutional Shares	39,258	5,225	(1,607)	(35)	-	1,311	44,152	783
USAA Growth Fund Institutional Shares	1,633	382	-	-	358	(241)	1,774	23
USAA High Income Fund Institutional Shares	5,704	1,248	-	-	-	54	6,898	269
USAA Income Fund Institutional Shares	57,887	4,562	(1,437)	(13)	148	3,346	64,345	1,556
USAA Income Stock Fund Institutional Shares	2,572	486	-	-	444	(448)	2,610	26
USAA Intermediate-Term Bond Fund Institutional Shares	31,183	4.443	(551)	- *	276	1,326	36,401	1,035
USAA International Fund Institutional Shares	6,841	1,591	-	-	1,376	(1,616)	6,816	215
USAA Precious Metals and Minerals Fund Institutional Shares	706	-	-	-	-	171	877	-
USAA Short-Term Bond Fund Institutional Shares	5,582	1,002	-	-	-	64	6,648	122
USAA Small Cap Stock Fund Institutional Shares	1,949	203	-	-	198	(128)	2.024	5
USAA Target Managed Allocation Fund	3,838	204	-	-	14	-	4,042	190
USAA Value Fund Institutional Shares	1,835	477	-	-	444	(474)	1,838	33
VictoryShares USAA Core Intermediate-Term Bond ETF	12,842	4,159	-	-	-	912	17,913	296
VictoryShares USAA Core Short-Term Bond ETF	227	-	-	-	-	4	231	4
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	803	203	-	-	-	(66)	940	29
VictoryShares USAA MSCI International Value Momentum ETF	2,410	204	-	-	-	(150)	2,464	93
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	620	-	-	-	-	(2)	618	12
VictoryShares USAA MSCI USA Value Momentum ETF	4,553	205	-	-	-	(30)	4,728	88
Total	$191,650	$25,296	$(3,595)	$(48)	$3,811	4,005	217,308	$4,928

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Equity Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (34.9%)
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	240,400	$9,472
VictoryShares USAA MSCI International Value Momentum ETF	589,400	24,236
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	134,800	6,511
VictoryShares USAA MSCI USA Value Momentum ETF	624,755	30,001
Total Affiliated Exchange-Traded Funds (Cost $81,024)		70,220

Affiliated Mutual Funds (65.0%)
USAA 500 Index Fund Reward Shares	700,178	28,399
USAA Aggressive Growth Fund Institutional Shares	262,511	9,831
USAA Capital Growth Fund Institutional Shares	589,992	5,876
USAA Emerging Markets Fund Institutional Shares	474,249	8,413
USAA Growth Fund Institutional Shares	389,998	9,801
USAA Income Stock Fund Institutional Shares	556,165	8,787
USAA International Fund Institutional Shares	1,265,032	28,792
USAA Precious Metals and Minerals Fund Institutional Shares (a)	81,815	1,260
USAA Small Cap Stock Fund Institutional Shares	465,633	6,910
USAA Target Managed Allocation Fund	1,398,987	14,130
USAA Value Fund Institutional Shares	623,809	8,740
Total Affiliated Mutual Funds (Cost $129,542)		130,939

Total Investments (Cost $210,566) — 99.9%		201,159
Other assets in excess of liabilities — 0.1%		259
NET ASSETS - 100.00%		$201,418

(a) Non-income producing security.

ETF—Exchange-Traded Fund

	Fair Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 2/29/2020	Dividend Income
Affiliated Holdings
USAA 500 Index Fund Reward Shares	$27,607	$1,379	$(1,846)	$173	$917	$1,086	$28,399	$461
USAA Aggressive Growth Fund Institutional Shares	9,083	1,673	-	-	1,613	(925)	9,831	60
USAA Capital Growth Fund Institutional Shares	5,754	553	-	-	456	(431)	5,876	97
USAA Emerging Markets Fund Institutional Shares	8,072	37	-	-	-	304	8,413	37
USAA Growth Fund Institutional Shares	9,330	2,108	(323)	54	1,980	(1,368)	9,801	128
USAA Income Stock Fund Institutional Shares	8,972	1,639	(345)	14	1,496	(1,493)	8,787	143
USAA International Fund Institutional Shares	29,499	6,720	(626)	(2)	5,813	(6,799)	28,792	907
USAA Precious Metals and Minerals Fund Institutional Shares	1,014	-	-	-	-	246	1,260	-
USAA Small Cap Stock Fund Institutional Shares	6,653	693	-	-	676	(436)	6,910	17
USAA Target Managed Allocation Fund	13,419	712	-	-	48	(1)	14,130	663
USAA Value Fund Institutional Shares	8,926	2,267	(216)	(1)	2,110	(2,236)	8,740	156
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	10,209	-	-	-	-	(737)	9,472	301
VictoryShares USAA MSCI International Value Momentum ETF	25,738	-	-	-	-	(1,502)	24,236	947
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	6,530	-	-	-	-	(19)	6,511	238
VictoryShares USAA MSCI USA Value Momentum ETF	30,132	-	-	-	-	(131)	30,001	451
Total	$200,938	$17,781	$(3,356)	$238	$15,109	$(14,442)	$201,159	$4,606

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Moderate Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)
Security Description	Principal Amount	Value

Asset Backed Securities (3.0%)
American Express Credit Account Master Trust, Series 2019-2 Class B, 2.86%, 11/15/24	$1,619	$1,670

Americredit Automobile Receivables Trust, Series 2018-2 Class A3, 3.15%, 3/20/23, Callable 10/18/22 @ 100	343	348

Americredit Automobile Receivables Trust, Series 2018-1 Class C, 3.50%, 1/18/24, Callable 7/18/22 @ 100	2,640	2,747

ARI Fleet Lease Trust, Series 2020-A Class A3, 1.80%, 8/15/28, Callable 1/15/23 @ 100(a)	438	438

BCC Funding Corp. XVI LLC, Series 2019-1A Class A2, 2.46%, 8/20/24, Callable 7/20/23 @ 100(a)	2,500	2,530

Canadian Pacer Auto Receivables Trust, Series 2018-1A Class C, 3.82%, 4/19/24, Callable 4/19/21 @ 100(a)	1,190	1,222

CarMax Auto Owner Trust, Series 2020-1 Class B, 2.21%, 9/15/25, Callable 1/15/24 @ 100	620	635

Credit Acceptance Auto Loan Trust, Series 2018-3A Class A, 3.55%, 8/15/27(a)	1,503	1,536

Drive Auto Receivables Trust, Series 2019-1 Class C, 3.78%, 4/15/25, Callable 10/15/21 @ 100	712	726

Element Rail Leasing I LLC, Series 2014-1A Class A2, 3.67%, 4/19/44(a)	1,320	1,337

Enterprise Fleet Financing LLC, Series 2020-1 Class A3, 1.86%, 12/22/25(a)	399	405

Evergreen Credit Card Trust, Series 2019-2 Class A, 1.90%, 9/15/24(a)	1,577	1,598

Exeter Automobile Receivables Trust, Series 2019-2A Class C, 3.30%, 3/15/24, Callable 8/15/22 @ 100(a)	970	994

Exeter Automobile Receivables Trust, Series 2020-1A Class B, 2.26%, 4/15/24, Callable 1/15/25 @ 100(a)	499	505

Ford Credit Auto Owner Trust, Series 2020-1 Class B, 2.29%, 8/15/31(a)	648	659

Ford Credit Auto Owner Trust, Series 2019-A Class A3, 2.78%, 9/15/23, Callable 1/15/23 @ 100	350	358

GM Financial Consumer Automobile Receivables Trust, Series 2020-1 Class A4, 1.90%, 3/17/25, Callable 8/16/23 @ 100	648	661

Goal Capital Funding Trust, Series 2005-2 Class A4, 1.88%(LIBOR03M+20bps), 8/25/44, Callable 8/25/20 @ 100(b)	695	675

Great American Auto Leasing, Inc., Series 2019-1 Class A3, 3.05%, 9/15/22, Callable 12/15/22 @ 100(a)	444	454

Hertz Vehicle Financing II LP, Series 2019-3A Class A, 2.67%, 12/26/25(a)	867	899

HPEFS Equipment Trust, Series 2019-1A Class C, 2.49%, 9/20/29, Callable 6/20/22 @ 100(a)	437	442

HPEFS Equipment Trust, Series 2020-1A Class B, 1.89%, 2/20/30, Callable 2/20/23 @ 100(a)	249	252

MMAF Equipment Finance LLC, Series 2017-B Class A4, 2.41%, 11/15/24, Callable 8/15/22 @ 100(a)	972	991

Navient Student Loan Trust, Series 2015-2 Class B, 3.13%(LIBOR01M+150bps), 8/25/50, Callable 6/25/28 @ 100(b)	950	938

NP SPE II LLC, Series 2017-1A Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100(a)	367	376

OSCAR US Funding Trust IX LLC, Series 2018-2A Class A4, 3.63%, 9/10/25(a)	2,560	2,677

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
SCF Equipment Leasing LLC, Series 2017-2A Class A, 3.41%, 12/20/23, Callable 3/20/20 @ 100(a)	$610	$618

SLM Student Loan Trust, Series 2003-14 Class B, 2.34%(LIBOR03M+55bps), 10/25/65, Callable 10/25/28 @ 100(b)	347	326

Synchrony Credit Card Master Note Trust, Series 2016-2 Class C, 2.95%, 5/15/24	1,461	1,481

Synchrony Credit Card Master Note Trust, Series 2018-2 Class A, 3.47%, 5/15/26	1,721	1,837

Transportation Finance Equipment Trust, Series 2019-1 Class A4, 1.88%, 3/25/24, Callable 6/23/23 @ 100(a)	972	985

Transportation Finance Equipment Trust, Series 2019-1 Class B, 2.06%, 5/23/24, Callable 6/23/23 @ 100(a)	900	914

Trinity Rail Leasing LLC, Series 2019-2A Class A1, 2.39%, 10/18/49, Callable 10/17/20 @ 100(a)	482	489

Trinity Rail Leasing LLC, Series 2019-2A Class A2, 3.10%, 10/18/49, Callable 10/17/20 @ 100(a)	2,000	2,025

Westlake Automobile Receivables Trust, Series 2018-2A Class D, 4.00%, 1/16/24, Callable 11/15/21 @ 100(a)	1,000	1,033

Total Asset Backed Securities (Cost $35,071)		35,781

Collateralized Mortgage Obligations (1.1%)
Banc of America Commercial Mortgage Trust, Series 2008-1 Class AJ, 6.79%, 2/10/51(c)	130	139

Banc of America Commercial Mortgage Trust, Series 2006-3 Class AM, 5.66%, 7/10/44(c)	1,254	389

BANK, Series 2019-BNK20 Class A3, 3.01%, 9/15/61	1,000	1,088

Barclays Commercial Mortgage Trust, Series 2019-C5 Class ASB, 2.99%, 11/15/52	754	813

Benchmark Mortgage Trust, Series 2019-B14 Class A5, 3.05%, 12/15/61	1,295	1,414

BTH Mortgage-Backed Securities Trust, Series 2018-21 Class A, 4.16%(LIBOR01M+250bps), 10/7/21(a)(b)	1,200	1,202

BX Trust, Series 2019-OC11 Class A, 3.20%, 12/9/41(a)	598	660

Citigroup Commercial Mortgage Trust, Series 2019-PRM Class A, 3.34%, 5/10/36(a)	1,000	1,067

Citigroup Commercial Mortgage Trust, Series 2020-555 Class A, 2.65%, 12/10/41(a)(d)	972	1,027

Citigroup Commercial Mortgage Trust, Series 2020-GC46 Class AAB, 2.61%, 1/15/53	648	685

COMM Mortgage Trust, Series 2019-GC44 Class ASB, 2.87%, 8/15/57	971	1,041

Credit Suisse Commercial Mortgage Trust, Series 2007-C1 Class AMFL, 1.85%(LIBOR01M+19bps), 2/15/40(b)	25	24

CSAIL Commercial Mortgage Trust, Series 2016-C6 Class XA, 1.90%, 1/15/49(c)(e)	11,638	954

DBJPM Mortgage Trust, Series 2016-SFC Class A, 2.83%, 8/10/36(a)	1,500	1,581

GE Commercial Mortgage Corp., Series 2007-C1 Class AM, 5.61%, 12/10/49(c)	69	69

GS Mortgage Securities Trust, Series 2020-GC45 Class A5, 2.91%, 2/13/53	411	447

GS Mortgage Securities Trust, Series 2020-GC45 Class AAB, 2.84%, 2/13/53	347	369

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
UBS Commercial Mortgage Trust, Series 2012-C1 Class XA, 2.07%, 5/10/45(a)(c)	$11,461	$382
Total Collateralized Mortgage Obligations (Cost $13,568)		13,351

Common Stocks (14.1%)
Communication Services (0.7%):
AMC Networks, Inc. Class A(f)	3,660	113
AT&T, Inc.	58,402	2,057
Charter Communications, Inc. Class A(f)	1,616	797
Cinemark Holdings, Inc.	4,680	121
Comcast Corp. Class A	21,772	881
DISH Network Corp. Class A(f)	17,845	598
Entravision Communications Corp. Class A	36,147	73
Fox Corp. Class A	17,636	542
John Wiley & Sons, Inc. Class A	2,427	90
Liberty Broadband Corp. Class C(f)	5,344	673
Match Group, Inc.(f)(g)	7,801	507
Omnicom Group, Inc.	8,397	582
Shenandoah Telecommunications Co.	2,416	107
Sinclair Broadcast Group, Inc. Class A	3,768	87
Sirius XM Holdings, Inc.(g)	93,489	593
Verizon Communications, Inc.	17,372	941
		8,762
Consumer Discretionary (1.2%):
Asbury Automotive Group, Inc.(f)	1,051	93
AutoZone, Inc.(f)	581	600
Big Lots, Inc.	2,431	38
Bloomin' Brands, Inc.	3,713	67
Booking Holdings, Inc.(f)	390	661
Carnival Corp.	12,922	432
Carter's, Inc.	2,598	238
Cracker Barrel Old Country Store, Inc.	1,556	223
D.R. Horton, Inc.	12,839	684
Dana, Inc.	7,833	113
Deckers Outdoor Corp.(f)	769	134
Del Taco Restaurants, Inc.(f)	7,898	51
Dick's Sporting Goods, Inc.	3,149	115
eBay, Inc.	18,732	649
Ethan Allen Interiors, Inc.	4,772	63
Foot Locker, Inc.	8,720	316
Ford Motor Co.	73,663	513
Garmin Ltd.	6,794	601
General Motors Co. Class C	19,350	589
Gentex Corp.	6,882	183
Graham Holdings Co. Class B	176	89
Group 1 Automotive, Inc.	1,768	151
H&R Block, Inc.	7,389	152
Helen of Troy Ltd.(f)	401	66
Las Vegas Sands Corp.(h)	9,906	578
La-Z-Boy, Inc.	3,185	91
Lowe's Cos., Inc.	6,793	724
Lululemon Athletica, Inc.(f)	3,008	654
Macy's, Inc.	14,369	190
Nike, Inc. Class B	17,279	1,544
NVR, Inc.(f)	175	642
Office Depot, Inc.	40,093	94
O'Reilly Automotive, Inc.(f)	1,619	597
Penske Automotive Group, Inc.	1,570	72

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Starbucks Corp.	9,520	$746
Steven Madden Ltd.	3,124	102
Sturm Ruger & Co., Inc.	2,216	106
Target Corp.(h)	5,925	611
Texas Roadhouse, Inc.	2,036	114
The Buckle, Inc.(g)	3,907	88
The Goodyear Tire & Rubber Co.	7,032	68
The Home Depot, Inc.	4,935	1,075
The TJX Cos., Inc.	12,806	766
Thor Industries, Inc.	3,044	230
Toll Brothers, Inc.	6,548	242
Williams-Sonoma, Inc.	2,464	154
Yum! Brands, Inc.	6,902	616
		16,925
Consumer Staples (1.1%):
Altria Group, Inc.	15,667	632
Brown-Forman Corp. Class B	10,062	618
Cal-Maine Foods, Inc.	2,140	75
Colgate-Palmolive Co.	10,834	732
Costco Wholesale Corp.	2,994	842
Flowers Foods, Inc.	8,546	184
Hostess Brands, Inc.(f)	8,287	105
Ingles Markets, Inc. Class A	2,371	85
Nu Skin Enterprises, Inc. Class A	1,674	41
Performance Food Group Co.(f)	3,921	166
Sanderson Farms, Inc.	636	79
Sprouts Farmers Market, Inc.(f)	10,323	165
Sysco Corp.	8,432	562
The Clorox Co.	4,442	708
The Kraft Heinz Co.	20,953	519
The Procter & Gamble Co.	19,357	2,192
Tyson Foods, Inc. Class A	7,356	499
US Foods Holding Corp.(f)	6,867	231
Walgreens Boots Alliance, Inc.	24,294	1,112
Walmart, Inc.	23,718	2,553
		12,100
Energy (0.6%):
Chevron Corp.	8,507	794
ConocoPhillips	11,976	580
Core Laboratories NV	2,656	71
Delek US Holdings, Inc.	6,163	132
Dril-Quip, Inc.(f)	2,686	96
Exxon Mobil Corp.	33,284	1,712
Helmerich & Payne, Inc.	3,660	135
Marathon Petroleum Corp.	11,508	546
Matador Resources Co.(f)	6,773	65
Par Pacific Holdings, Inc.(f)	6,641	110
PBF Energy, Inc. Class A	9,408	211
Phillips 66	19,755	1,479
Valero Energy Corp.	22,809	1,511
		7,442
Financials (1.8%):
Affiliated Managers Group, Inc.	2,129	160
AGNC Investment Corp.	2,835	48
American Equity Investment Life Holding Co.	6,871	174
Annaly Capital Management, Inc.	7,536	67
Aon PLC	3,547	738
ARMOUR Residential REIT, Inc.	5,643	102

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Bank of Hawaii Corp.	3,884	$289
BankUnited, Inc.	8,677	258
Cadence Bancorp	9,020	127
Capital One Financial Corp.	6,893	609
Chimera Investment Corp.	14,006	276
Cincinnati Financial Corp.	6,495	606
Citigroup, Inc.	11,788	748
Cullen/Frost Bankers, Inc.	3,384	265
Discover Financial Services	7,919	519
Employers Holdings, Inc.	5,056	195
Essent Group Ltd.	7,665	335
Fidelity National Financial, Inc.	14,815	574
First Bancorp, Inc.	10,315	82
Great Western Bancorp, Inc.	7,680	206
Intercontinental Exchange, Inc.	7,960	710
JPMorgan Chase & Co.	10,451	1,214
Ladder Capital Corp.	14,049	214
Legg Mason, Inc.	4,921	245
LPL Financial Holdings, Inc.	2,988	237
Marsh & McLennan Cos., Inc.	6,696	700
MetLife, Inc.	13,694	585
MGIC Investment Corp.	10,105	122
MSCI, Inc.	2,637	780
Nelnet, Inc. Class A	3,600	191
New York Community Bancorp, Inc.	14,822	160
Primerica, Inc.	2,103	234
Prudential Financial, Inc.	7,411	559
Radian Group, Inc.	7,456	158
Regions Financial Corp.	38,194	516
S&P Global, Inc.	2,801	745
State Street Corp.	8,457	576
Synchrony Financial	18,279	532
Synovus Financial Corp.	3,106	90
T. Rowe Price Group, Inc.	5,695	672
The Allstate Corp.	6,381	672
The Bank of New York Mellon Corp.	13,910	555
The Hartford Financial Services Group, Inc.	11,317	565
U.S. Bancorp	13,528	628
Universal Insurance Holdings, Inc.	2,958	61
Waddell & Reed Financial, Inc. Class A	12,430	171
Walker & Dunlop, Inc.	1,503	97
Webster Financial Corp.	3,966	151
Wells Fargo & Co.	19,621	802
Western Alliance Bancorp	6,636	306
World Acceptance Corp.(f)	1,130	88
		19,714
Health Care (2.5%):
AbbVie, Inc.	19,533	1,675
Acadia Healthcare Co., Inc.(f)	2,058	61
Amedisys, Inc.(f)	1,753	305
Amgen, Inc.	7,405	1,479
AMN Healthcare Services, Inc.(f)	2,621	193
Anthem, Inc.	2,487	639
Biogen, Inc.(f)	4,897	1,510
Bristol-Myers Squibb Co.	28,193	1,665
Bruker Corp.	4,837	211
Cardinal Health, Inc.	12,667	660
Cerner Corp.	9,406	652
Chemed Corp.	635	265
Corcept Therapeutics, Inc.(f)	8,914	112

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Covetrus, Inc.(f)(g)	6,058	$67
CVS Health Corp.	10,674	632
Dentsply Sirona, Inc.	11,765	579
DexCom, Inc.(f)	3,125	863
Eli Lilly & Co.	6,501	820
Encompass Health Corp.	2,698	202
Gilead Sciences, Inc.	11,692	811
Halozyme Therapeutics, Inc.(f)	5,055	99
HCA Healthcare, Inc.	4,666	593
HealthEquity, Inc.(f)	1,760	125
Hill-Rom Holdings, Inc.	2,390	230
Horizon Therapeutics PLC(f)	3,360	115
Johnson & Johnson	18,135	2,439
Masimo Corp.(f)	1,709	279
McKesson Corp.	9,784	1,368
Medpace Holdings, Inc.(f)	1,243	112
Medtronic PLC	8,133	819
Merck & Co., Inc.	23,441	1,795
Meridian Bioscience, Inc.(f)	8,141	65
Mettler-Toledo International, Inc.(f)	861	604
Molina Healthcare, Inc.(f)	1,664	204
Nektar Therapeutics(f)	9,141	190
Novocure Ltd.(f)	969	70
Patterson Cos., Inc.	5,958	142
PerkinElmer, Inc.	2,904	251
Pfizer, Inc.	25,545	854
Phibro Animal Health Corp. Class A	3,762	95
PRA Health Sciences, Inc.(f)	1,798	169
Prestige Consumer Healthcare, Inc.(f)	3,519	131
ResMed, Inc.	4,394	698
Select Medical Holdings Corp.(f)	9,475	227
Supernus Pharmaceuticals, Inc.(f)	4,271	77
Thermo Fisher Scientific, Inc.	2,705	787
United Therapeutics Corp.(f)	2,557	263
Veeva Systems, Inc. Class A(f)	4,826	685
Waters Corp.(f)	2,889	563
Zoetis, Inc.	5,712	761
		28,211
Industrials (1.4%):
3M Co.	4,697	701
ACCO Brands Corp.	11,223	90
AECOM(f)	6,295	283
Aerojet Rocketdyne Holdings, Inc.(f)	1,206	59
Allison Transmission Holdings, Inc.	5,204	211
Apogee Enterprises, Inc.	4,486	135
Arconic, Inc.	21,450	630
Atkore International Group, Inc.(f)	6,780	250
Cintas Corp.	2,558	681
Copart, Inc.(f)	7,483	632
Cornerstone Building Brands, Inc.(f)	6,645	49
Crane Co.	2,726	185
Cummins, Inc.	3,723	563
Delta Air Lines, Inc.	10,872	502
Deluxe Corp.	2,628	88
Eaton Corp. PLC	7,317	664
EnPro Industries, Inc.	1,421	77
FTI Consulting, Inc.(f)	1,363	153
Generac Holdings, Inc.(f)	1,471	151
General Dynamics Corp.	3,952	631
HEICO Corp. Class A	7,393	653

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Herman Miller, Inc.	3,761	$129
Hexcel Corp.	946	61
Hillenbrand, Inc.	4,805	112
Illinois Tool Works, Inc.	4,160	699
KAR Auction Services, Inc.	9,277	179
Knoll, Inc.	5,455	96
Lockheed Martin Corp.	2,102	777
Masonite International Corp.(f)	1,580	116
Meritor, Inc.(f)	5,514	125
MSC Industrial Direct Co., Inc.	2,583	160
Northrop Grumman Corp.	2,155	709
nVent Electric PLC	4,949	119
Oshkosh Corp.	2,963	214
Patrick Industries, Inc.	1,949	103
Regal Beloit Corp.	3,017	234
Rockwell Automation, Inc.	3,400	625
Rush Enterprises, Inc. Class A	4,011	168
Ryder System, Inc.	1,598	61
Southwest Airlines Co.	11,751	542
Steelcase, Inc. Class A	8,931	145
Teledyne Technologies, Inc.(f)	1,922	648
The Boeing Co.	2,933	808
The Greenbrier Cos., Inc.	2,438	59
The Timken Co.	3,458	155
The Toro Co.	1,228	88
Trinity Industries, Inc.	5,140	105
United Airlines Holdings, Inc.(f)	7,191	443
United Technologies Corp.	5,785	755
Wabash National Corp.	12,332	135
Werner Enterprises, Inc.	3,145	105
WESCO International, Inc.(f)	4,150	168
WW Grainger, Inc.	2,001	556
		16,787
Information Technology (3.5%):
Adobe, Inc.(f)	2,840	980
Apple, Inc.	30,936	8,458
Applied Materials, Inc.	24,093	1,400
Aspen Technology, Inc.(f)	1,465	156
Belden, Inc.	1,818	73
Broadcom, Inc.	2,670	728
CACI International, Inc. Class A(f)	821	201
Cardtronics PLC Class A(f)	1,682	61
CDW Corp.	9,504	1,085
Ciena Corp.(f)	5,689	219
Cirrus Logic, Inc.(f)	3,634	249
Cisco Systems, Inc.	20,553	821
Cognizant Technology Solutions Corp. Class A	11,026	672
Coherent, Inc.(f)	1,034	133
CoreLogic, Inc.	4,053	184
CSG Systems International, Inc.	3,616	160
Euronet Worldwide, Inc.(f)	1,934	240
Fair Isaac Corp.(f)	480	180
Global Payments, Inc.	4,075	750
Hewlett Packard Enterprises Co.	41,620	532
Insight Enterprises, Inc.(f)	2,071	114
Intel Corp.	18,130	1,007
InterDigital, Inc.	2,405	127
International Business Machines Corp.	12,563	1,635
Intuit, Inc.	2,896	770
J2 Global, Inc.	3,017	263

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Jabil, Inc.	5,486	$176
Keysight Technologies, Inc.(f)	6,595	625
KLA Corp.	3,905	600
Kulicke & Soffa Industries, Inc.	5,903	135
Lam Research Corp.	4,926	1,446
Leidos Holdings, Inc.	6,820	700
LogMeIn, Inc.	1,384	118
Manhattan Associates, Inc.(f)	3,704	250
Mastercard, Inc. Class A	7,583	2,201
MAXIMUS, Inc.	3,793	239
Methode Electronics, Inc.	3,463	106
Micron Technology, Inc.(f)	13,501	710
Microsoft Corp.(h)	17,244	2,794
NCR Corp.(f)	8,083	204
NIC, Inc.	9,727	178
NVIDIA Corp.	3,785	1,022
Oracle Corp.	32,122	1,589
Paylocity Holding Corp.(f)	795	103
Perspecta, Inc.	5,555	139
Proofpoint, Inc.(f)	1,486	158
Science Applications International Corp.	1,601	128
SYNNEX Corp.	1,041	130
TE Connectivity Ltd.	7,135	591
Teradyne, Inc.	2,027	119
Texas Instruments, Inc.	6,731	768
The Hackett Group, Inc.	13,648	210
Ultra Clean Holdings, Inc.(f)	11,060	231
VeriSign, Inc.(f)	3,527	669
		37,537
Materials (0.3%):
Air Products & Chemicals, Inc.	3,142	689
Berry Global Group, Inc.(f)	3,419	130
Celanese Corp., Series A	5,470	513
Domtar Corp.	3,962	114
Huntsman Corp.	11,314	214
Hycroft Mining Corp.(f)(i)(j)	120,178	—(k)
Kraton Corp.(f)	3,150	32
Linde PLC	4,024	768
LyondellBasell Industries NV Class A	14,515	1,038
Martin Marietta Materials, Inc.	2,430	553
O-I Glass, Inc.	9,385	101
Reliance Steel & Aluminum Co.	2,728	280
Resolute Forest Products, Inc.(f)	22,184	59
Schweitzer-Mauduit International, Inc.	4,947	167
Silgan Holdings, Inc.	9,211	264
The Sherwin-Williams Co.	1,263	653
Trinseo SA	2,904	64
Warrior Met Coal, Inc.	3,524	62
		5,701
Real Estate (0.6%):
Alexandria Real Estate Equities, Inc.	587	89
American Tower Corp.	2,291	521
AvalonBay Communities, Inc.	723	145
Boston Properties, Inc.	800	103
Brixmor Property Group, Inc.	10,226	186
Camden Property Trust	501	53
CoreCivic, Inc.	7,361	109
Crown Castle International Corp.	2,152	308
Digital Realty Trust, Inc.(g)	1,078	129

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Duke Realty Corp.	1,870	$61
EPR Properties	3,532	209
Equinix, Inc.	439	251
Equity LifeStyle Properties, Inc.	895	61
Equity Residential	1,919	144
Essex Property Trust, Inc.	340	96
Extra Space Storage, Inc.	665	67
Federal Realty Investment Trust	388	45
Gaming and Leisure Properties, Inc.	9,570	427
Healthpeak Properties, Inc.	2,541	80
Host Hotels & Resorts, Inc.	3,777	55
Invitation Homes, Inc.	2,782	80
Iron Mountain, Inc.	1,486	45
Jones Lang LaSalle, Inc.	910	134
Kimco Realty Corp.	2,184	38
Lamar Advertising Co. Class A	4,427	371
LTC Properties, Inc.	6,520	292
Medical Properties Trust, Inc.	21,603	457
Mid-America Apartment Communities, Inc.	590	76
National Retail Properties, Inc.	846	43
Omega Healthcare Investors, Inc.	6,507	258
Outfront Media, Inc.	2,772	73
PotlatchDeltic Corp.	5,416	199
Prologis, Inc.	3,803	321
Public Storage	813	170
Realty Income Corp.	1,647	119
Regency Centers Corp.	867	50
SBA Communications Corp.	585	155
Service Properties Trust	8,620	156
Simon Property Group, Inc.	1,594	196
SL Green Realty Corp.	427	33
Spirit Realty Capital, Inc.	1,764	80
Sun Communities, Inc.	469	72
Tanger Factory Outlet Centers, Inc.(g)	11,490	138
The GEO Group, Inc.	9,397	138
UDR, Inc.	1,515	68
Ventas, Inc.	1,928	104
VEREIT, Inc.	5,462	47
VICI Properties, Inc.	2,386	60
Vornado Realty Trust	889	48
Welltower, Inc.	2,097	157
Weyerhaeuser Co.	3,855	100
WP Carey, Inc.	884	68
		7,485
Utilities (0.4%):
ALLETE, Inc.	2,448	169
Clearway Energy, Inc. Class C	5,705	120
Duke Energy Corp.	8,146	747
Exelon Corp.	15,469	667
FirstEnergy Corp.	14,322	638
IDACORP, Inc.	2,418	234
New Jersey Resources Corp.	6,123	216
NextEra Energy, Inc.	3,533	892
NorthWestern Corp.	2,077	146
Sempra Energy	4,778	668
Southwest Gas Holdings, Inc.	3,078	199
The Southern Co.	12,072	729
		5,425
Total Common Stocks (Cost $173,040)		166,089

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value

Preferred Stocks (1.2%)
Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/56	112,000	$2,734

Consumer Staples (0.7%):
CHS, Inc., Series 1, cumulative redeemable, 7.88%(l)	161,682	4,357
Dairy Farmers of America, Inc., cumulative redeemable, 7.88%(a)(l)	28,000	2,688
		7,045
Financials (0.3%):
American Overseas Group Ltd., non-cumulative, Series A, 7.50%(LIBOR03M+356bps), 12/15/66(b)(i)(j)	1,500	375
Delphi Financial Group, Inc., 4.88%(LIBOR03M+319bps), 5/15/37(b)(j)	167,198	4,013
		4,388
Total Preferred Stocks (Cost $14,545)		14,167

Convertible Corporate Bonds (0.0%)(m)
Materials (0.0%):
Hycroft Mining Corp. PIK, 15.00%, 10/22/20 (i)(j)(q)	$442	13

Total Convertible Corporate Bond (Cost $440)		13

Senior Secured Loans (0.2%)
Academy Ltd., 1st Lien Term Loan B, 5.66%(LIBOR01M+400bps), 7/2/22, Callable 4/8/20 @ 100(b)	2,813	2,229
Total Senior Secured Loans (Cost $2,430)		2,229

Corporate Bonds (11.6%)
Communication Services (0.2%):
Verizon Communications, Inc., 4.50%, 8/10/33	1,943	2,381

Consumer Discretionary (0.2%):
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	777	818
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100	648	682
		1,500

Consumer Staples (0.5%):
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	1,619	1,940
BAT Capital Corp., 2.79%, 9/6/24, Callable 8/6/24 @ 100	1,500	1,553
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100 (a)	728	739
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	1,500	1,573
		5,805

Energy (1.8%):
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	1,237	1,331
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29, Callable 5/18/29 @ 100 (a)	1,618	1,617
Diamondback Energy, Inc., 3.25%, 12/1/26, Callable 10/1/26 @ 100	971	983

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	$1,500	$1,421
Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100 (h)	2,950	4,696
Energy Transfer Operating LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	972	984
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	972	995
Enterprise TE Partners LP, 4.68%(LIBOR03M+278bps), 6/1/67, Callable 4/9/20 @ 100 (b)	2,500	2,331
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100	3,300	3,046
EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100	393	294
National Oilwell Varco, Inc., 3.60%, 12/1/29, Callable 9/1/29 @ 100	1,295	1,328
Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	209	209
Rockies Express Pipeline LLC, 4.80%, 5/15/30, Callable 2/15/30 @ 100 (a)(g)	648	625
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75 (a)	648	642
Western Midstream Operating LP, 3.10%, 2/1/25, Callable 1/1/25 @ 100	682	681
		21,183

Financials (4.8%):
Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (a)	250	268
AmTrust Financial Services, Inc., 6.13%, 8/15/23	1,921	1,930
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 100 (h)	1,600	1,641
Assurant, Inc., 3.70%, 2/22/30, Callable 11/22/29 @ 100	1,154	1,223
BancorpSouth Bank, 4.13%(LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)(g)	833	846
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	2,000	2,164
BMW US Capital LLC, 3.25%, 8/14/20 (a)(h)	3,200	3,226
Capital One NA, 2.15%, 9/6/22, Callable 8/6/22 @ 100	1,500	1,521
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	972	986
Cullen/Frost Capital Trust II, 3.46%(LIBOR03M+155bps), 3/1/34, Callable 4/9/20 @ 100 (b)	4,000	3,569
First Maryland Capital I, 2.83%(LIBOR03M+100bps), 1/15/27, Callable 4/9/20 @ 100 (b)	2,850	2,748
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	1,250	1,266
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	832	873
HSB Group, Inc., 2.74%(LIBOR03M+91bps), 7/15/27, Callable 4/9/20 @ 100 (b)	2,575	2,116
Hyundai Capital America, 3.75%, 7/8/21 (a)(h)	3,250	3,335
KeyCorp, 2.25%, 4/6/27, MTN	972	982
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	1,295	1,374
Manufactures & Traders Trust Co., 2.55%(LIBOR03M+64bps), 12/1/21, Callable 4/9/20 @ 100 (b)(h)	2,000	1,998
Nationwide Mutual Insurance Co., 4.18%(LIBOR03M+229bps), 12/15/24, Callable 4/9/20 @ 100 (a)(b)	5,670	5,665
Pinnacle Financial Partners, Inc., 4.13%(LIBOR03M+278bps), 9/15/29, Callable 9/15/24 @ 100 (b)	1,000	1,025
PNC Bank NA, 2.70%, 10/22/29	2,250	2,337
Prudential Financial, Inc., 5.62%(LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	2,800	2,978
Signature Bank, 4.13%(LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	2,600	2,628
SunTrust Capital, 2.36%(LIBOR03M+67bps), 5/15/27, Callable 4/9/20 @ 100 (b)	6,000	5,715
Texas Capital Bank NA, 5.25%, 1/31/26	647	691
The Allstate Corp., 5.75%(LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	640	694
The PNC Financial Services Group, Inc., 2.55%, 1/22/30, Callable 10/24/29 @ 100	1,134	1,173

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	$1,295	$1,330
		56,302

Health Care (0.7%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100 (a)	1,295	1,369
Commonspirit Health, 3.35%, 10/1/29, Callable 4/1/29 @ 100	1,000	1,063
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100	1,998	2,105
Duke University Health System, Inc., 2.60%, 6/1/30	485	517
HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	1,619	1,890
Laboratory Corp. of America Holdings, 2.95%, 12/1/29, Callable 9/1/29 @ 100	971	1,014
		7,958

Industrials (1.4%):
Ashtead Capital, Inc.
4.00%, 5/1/28, Callable 5/1/23 @ 102 (a)	1,017	1,037
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	173	178
BNSF Funding Trust, 6.61%(LIBOR03M+235bps), 12/15/55, Callable 1/15/26 @ 100 (b)	3,000	3,402
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	972	971
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100 (a)	486	500
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100 (g)	971	1,035
Hillenbrand, Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100	1,500	1,628
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100 (a)	648	664
Ryder System, Inc.
3.50%, 6/1/21, MTN (h)	3,200	3,275
2.90%, 12/1/26, Callable 10/1/26 @ 100, MTN	1,618	1,703
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	1,300	1,402
United Airlines Pass Through Trust, 2.90%, 11/1/29	1,500	1,559
		17,354

Information Technology (0.5%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	1,500	1,534
Keysight Technologies, Inc., 3.00%, 10/30/29, Callable 7/30/29 @ 100	1,803	1,901
Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	2,105	2,425
		5,860

Materials (0.1%):
Packaging Corp. of America, 3.00%, 12/15/29, Callable 9/15/29 @ 100	1,619	1,709

Real Estate (0.5%):
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	1,134	1,164
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	1,400	1,483
Mid-America Apartments LP, 2.75%, 3/15/30, Callable 12/15/29 @ 100	1,619	1,691
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	1,000	1,112
SBA Tower Trust, 2.84%, 1/15/25 (a)	692	703
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	149	154
		6,307

Utilities (0.9%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	1,133	1,231
Alabama Power Co., 3.85%, 12/1/42	971	1,128
CenterPoint Energy, Inc., 2.50%, 9/1/24, Callable 8/1/24 @ 100	2,000	2,065
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/11/29 @ 100 (a)	1,467	1,519
DTE Electric Co., 2.25%, 3/1/30, Callable 12/1/29 @ 100	972	993
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	971	1,141

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
NextEra Energy Capital Holdings, Inc., 3.34%, 9/1/20	$2,133	$2,151
		10,228

Total Corporate Bonds (Cost $130,805)		136,587

Yankee Dollar (1.4%)
Consumer Staples (0.1%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	648	668

Energy (0.0%): (m)
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100 (a)	554	581

Financials (1.0%):
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	3,200	3,436
Deutsche Bank AG, 3.96%(SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100 (b)	972	1,024
Newcrest Finance Pty Ltd., 4.45%, 11/15/21 (a)(h)	2,285	2,388
QBE Capital Funding III Ltd., 7.25%(USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a)(b)	3,430	3,618
Schahin II Finance Co. SPV Ltd., 5.88%, 9/25/22 (a)(n)(j)	1,407	91
Schahin II Finance Co. SPV Ltd. PIK, 8.00%, 5/25/20 (a)(i)(q)	38	35
Sumitomo Mitsui Financial Group, Inc., 2.45%, 9/27/24	1,000	1,029
		11,621

Industrials (0.1%):
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	1,500	1,580

Materials (0.2%):
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	971	954
Teck Resources Ltd., 6.13%, 10/1/35	1,038	1,235
		2,189

Total Yankee Dollar (Cost $16,774)		16,639

Municipal Bonds (1.0%)
Florida (0.1%):
County of Broward Florida Airport System Revenue, Series C, 2.50%, 10/1/28	648	690

Georgia (0.0%): (m)
Athens Housing Authority Revenue, 2.42%, 12/1/26	1,380	1,455

Michigan (0.1%):
Michigan Finance Authority Revenue, 3.08%, 12/1/34	970	1,083

New Jersey (0.1%):
New Jersey Economic Development Authority Revenue, Series NNN, 2.88%, 6/15/24	624	646
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	250	283
North Hudson Sewerage Authority Revenue, 2.88%, 6/1/28	324	350
		1,279
New York (0.1%):
New York State Dormitory Authority Revenue, Series B, 2.83%, 7/1/31	1,620	1,792
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	373	396
		2,188

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Pennsylvania (0.3%):
Scranton School District, GO (INS-Build America Mutual Assurance Co.), 3.15%, 4/1/31	$250	$275
State Public School Building Authority Revenue, 3.05%, 4/1/28	647	694
University of Pittsburgh-of The Commonwealth System of Higher Education Revenue
Series C, 2.53%, 9/15/31	645	705
Series C, 2.58%, 9/15/32	325	355
Series C, 2.63%, 9/15/33	645	709
		2,738
Texas (0.3%):
City of Houston Texas Combined Utility System Revenue, 3.72%, 11/15/28	810	961
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.81%, 5/15/29	645	692
State of Texas, GO, 3.00%, 4/1/28	972	1,095
		2,748
Total Municipal Bonds (Cost $11,244)		12,181

U.S. Government Agency Mortgages (10.8%)
Federal Home Loan Mortgage Corporation
Series K047 Class A2, 3.33%, 5/25/25 (c)	5,200	5,685
Series K053 Class A2, 3.00%, 12/25/25	8,300	8,991
Series K151 Class A3, 3.51%, 4/25/30	5,000	5,803
Series K156 Class A2, 3.70%, 1/25/33 (c)	2,679	3,164
3.00%, 4/1/46	6,250	6,527
3.50%, 4/1/46	6,416	6,758
3.00%, 6/1/46	8,926	9,321
3.00%, 8/1/46	6,998	7,308
3.00%, 1/1/47	13,005	13,581
3.00%, 1/1/47	6,766	7,065
3.00%, 3/1/47	14,110	14,735
3.00%, 4/1/47	18,172	18,978
3.00%, 8/1/47	7,891	8,199
3.50%, 4/1/48	6,431	6,706
		122,821
Federal National Mortgage Association
Series 2016-M2 Class AV2, 2.15%, 1/25/23	1,414	1,443
4.00%, 11/1/45	2,230	2,401
		3,844
Total U.S. Government Agency Mortgages (Cost $120,551)		126,665

U.S. Treasury Obligations (13.1%)
U.S. Treasury Bonds
3.13%, 8/15/44	9,100	11,755
3.00%, 11/15/44	6,000	7,604
2.38%, 11/15/49	5,000	5,830
U.S. Treasury Notes
2.50%, 1/31/21 (h)	2,000	2,025
1.13%, 2/28/21	28,500	28,510
1.63%, 11/15/22	40,000	40,791
1.63%, 4/30/23	17,000	17,393
2.25%, 11/15/25	5,000	5,352
1.63%, 2/15/26	20,000	20,727

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
2.25%, 2/15/27	$5,000	$5,406
2.38%, 5/15/29	7,850	8,716
Total U.S. Treasury Obligations (Cost $145,416)		154,109

Exchange-Traded Funds (39.7%)
Invesco DB Commodity Index Tracking Fund(g)	114,500	1,558
Invesco FTSE RAFI Developed Markets ex-US ETF(g)	335,920	12,597
Invesco FTSE RAFI Emerging Markets ETF	686,690	13,329
iShares 20+ Year Treasury Bond ETF	105,584	16,398
iShares 7-10 Year Treasury Bond ETF	22,411	2,628
iShares Core MSCI EAFE ETF	498,790	29,149
iShares Core MSCI Emerging Markets ETF	484,237	23,587
iShares Core S&P 500 ETF	274,978	81,370
iShares Core S&P Small-Cap ETF	55,550	4,043
iShares Core U.S. Aggregate Bond ETF	38,149	4,434
iShares iBoxx High Yield Corporate Bond ETF(g)	23,000	1,979
iShares MSCI Canada ETF(g)	514,726	14,201
iShares MSCI United Kingdom ETF	258,080	7,562
Schwab Fundamental Emerging Markets Large Co. Index ETF	920,892	23,612
Schwab Fundamental International Large Co. Index ETF	1,549,839	39,164
Schwab Fundamental International Small Co. Index ETF(g)	266,700	7,582
SPDR S&P Emerging Markets Smallcap ETF	34,497	1,436
U.S. Commodity Index Fund	19,300	602
VanEck Vectors Gold Miners ETF	377,937	9,909
VanEck Vectors Junior Gold Miners ETF	47,200	1,702
Vanguard FTSE All-World ex-US ETF	32,477	1,575
Vanguard FTSE Developed Markets ETF	815,155	32,174
Vanguard FTSE Emerging Markets ETF	47,000	1,904
Vanguard FTSE Europe ETF	966,490	50,518
Vanguard Mortgage-Backed Securities ETF	218,673	11,784
Vanguard Real Estate ETF	297,855	26,012
Vanguard S&P 500 ETF(h)	118,702	32,256
Vanguard Short-Term Bond ETF(g)	44,595	3,655
Vanguard Small-Cap Value ETF(g)	2,376	283
Vanguard Total Bond Market ETF	26,800	2,325
Vanguard Total Stock Market ETF(h)	15,138	2,277
WisdomTree Emerging Markets SmallCap Dividend Fund	59,797	2,492
Xtrackers USD High Yield Corporate Bond ETF	64,114	3,150
Total Exchange-Traded Funds (Cost $466,751)		467,247

Affiliated Exchange-Traded Funds (0.2%)
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	51,500	2,029
Total Affiliated Exchange-Traded Funds (Cost $2,636)		2,029

Commercial Paper (2.1%)
Alliant Energy, 2.25%, 3/3/20 (o)	$4,600	4,600
BP Capital Markets PLC, 2.75%, 3/2/20 (o)	4,000	3,999
Cabot Corp., 2.25%, 3/3/20 (o)	4,600	4,600
E.I. du Pont de Nemours Co., 2.12%, 3/4/20 (o)	3,100	3,099
Eaton Corp., 2.53%, 3/2/20 (o)	3,700	3,699
Ontario Power Generation, 2.29%, 3/4/20 (o)	250	250
Spire, Inc., 2.04%, 3/5/20 (o)	2,107	2,106
ViacomCBS, 1.88%, 3/11/20 (o)	2,100	2,099
Total Commercial Paper (Cost $24,454)		24,452

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.9%)
HSBC U.S. Government Money Market Fund, I Shares, 1.52%(p)	21,950,167	$21,950
Total Collateral for Securities Loaned (Cost $21,950)		21,950
Total Investments (Cost $1,179,675) — 101.4%		1,193,489
Liabilities in excess of other assets — (1.4)%		(16,776)
NET ASSETS - 100.00%		$1,176,713

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid, unless noted otherwise, based upon procedures approved by the Board of Trustees. As of February 29, 2020, the fair value of these securities was $67,720 thousand and amounted to 5.8% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of February 29, 2020.
(c)	The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at February 29, 2020.
(d)	Security purchased on a when-issued basis.
(e)	Security is interest only.
(f)	Non-income producing security.
(g)	All or a portion of this security is on loan.
(h)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(i)	Security was valued using significant unobservable inputs as of February 29, 2020.
(j)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of February 29, 2020, illiquid securities were 0.5% of the Fund's net assets.
(k)	Rounds to less than $1 thousand.
(l)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(m)	Amount represents less than 0.05% of net assets.
(n)	Defaulted security.
(o)	Rate represents the effective yield at February 29, 2020.
(p) (q)	Rate disclosed is the daily yield on February 29, 2020. All of the coupon is paid-in-kind.

bps—Basis points
ETF—Exchange-Traded Fund
GO—General Obligation
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of February 29, 2020, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of February 29, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PIK—Payment in-kind
PLC—Public Limited Company
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
USSW10—USD 10 Year Swap Rate, rate disclosed as of February 29, 2020

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Affiliated Holdings	Fair Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 2/29/2020	Dividend Income
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	$2,187	$-	$-	$-	$-	$(158)	$2,029	$64

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Moderately Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Asset Backed Securities (2.0%)
American Express Credit Account Master Trust, Series 2019-2 Class B, 2.86%, 11/15/24	$2,836	$2,926

Americredit Automobile Receivables Trust, Series 2018-1 Class C, 3.50%, 1/18/24, Callable 7/18/22 @ 100	4,640	4,827

Americredit Automobile Receivables Trust, Series 2018-2 Class A3, 3.15%, 3/20/23, Callable 10/18/22 @ 100	571	579

ARI Fleet Lease Trust, Series 2020-A Class A3, 1.80%, 8/15/28, Callable 1/15/23 @ 100(a)	766	766

Canadian Pacer Auto Receivables Trust, Series 2018-1A Class C, 3.82%, 4/19/24, Callable 4/19/21 @ 100(a)	2,084	2,140

CarMax Auto Owner Trust, Series 2020-1 Class B, 2.21%, 9/15/25, Callable 1/15/24 @ 100	1,084	1,111

Credit Acceptance Auto Loan Trust, Series 2018-3A Class A, 3.55%, 8/15/27(a)	2,701	2,760

Drive Auto Receivables Trust, Series 2019-1 Class C, 3.78%, 4/15/25, Callable 10/15/21 @ 100	1,247	1,272

Element Rail Leasing I LLC, Series 2014-1A Class A2, 3.67%, 4/19/44(a)	2,320	2,350

Enterprise Fleet Financing LLC, Series 2020-1 Class A3, 1.86%, 12/22/25(a)	697	708

Evergreen Credit Card Trust, Series 2019-2 Class A, 1.90%, 9/15/24(a)	1,916	1,941

Exeter Automobile Receivables Trust, Series 2019-2A Class C, 3.30%, 3/15/24, Callable 8/15/22 @ 100(a)	1,705	1,747

Exeter Automobile Receivables Trust, Series 2020-1A Class B, 2.26%, 4/15/24, Callable 1/15/25 @ 100(a)	873	884

Ford Credit Auto Owner Trust, Series 2019-A Class A3, 2.78%, 9/15/23, Callable 1/15/23 @ 100	612	626

Ford Credit Auto Owner Trust, Series 2020-1 Class B, 2.29%, 8/15/31(a)	1,134	1,154

GM Financial Consumer Automobile Receivables Trust, Series 2020-1 Class A4, 1.90%, 3/17/25, Callable 8/16/23 @ 100	1,134	1,157

Goal Capital Funding Trust, Series 2005-2 Class A4, 1.88%(LIBOR03M+20bps), 8/25/44, Callable 8/25/20 @ 100(b)	1,390	1,351

Great American Auto Leasing, Inc., Series 2019-1 Class A3, 3.05%, 9/15/22, Callable 12/15/22 @ 100(a)	777	795

Hertz Vehicle Financing II LP, Series 2019-3A Class A, 2.67%, 12/26/25(a)	1,520	1,576

HPEFS Equipment Trust, Series 2019-1A Class C, 2.49%, 9/20/29, Callable 6/20/22 @ 100(a)	766	775

HPEFS Equipment Trust, Series 2020-1A Class B, 1.89%, 2/20/30, Callable 2/20/23 @ 100(a)	436	442

MMAF Equipment Finance LLC, Series 2017-B Class A4, 2.41%, 11/15/24, Callable 8/15/22 @ 100(a)	1,701	1,735

Navient Student Loan Trust, Series 2015-2 Class B, 3.13%(LIBOR01M+150bps), 8/25/50, Callable 6/25/28 @ 100(b)	1,800	1,777

NP SPE II LLC, Series 2017-1A Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100(a)	664	682

OSCAR US Funding Trust IX LLC, Series 2018-2A Class A4, 3.63%, 9/10/25(a)	4,600	4,810

SCF Equipment Leasing LLC, Series 2017-2A Class A, 3.41%, 12/20/23, Callable 3/20/20 @ 100(a)	1,081	1,096

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
SLM Student Loan Trust, Series 2003-14 Class B, 2.34%(LIBOR03M+55bps), 10/25/65, Callable 10/25/28 @ 100(b)	$693	$651

SLM Student Loan Trust, Series 2006-2 Class B, 2.01%(LIBOR03M+22bps), 1/25/41, Callable 1/25/32 @ 100(b)	1,944	1,765

Synchrony Credit Card Master Note Trust, Series 2018-2 Class A, 3.47%, 5/15/26	3,015	3,218

Synchrony Credit Card Master Note Trust, Series 2016-2 Class C, 2.95%, 5/15/24	2,648	2,685

Transportation Finance Equipment Trust, Series 2019-1 Class A4, 1.88%, 3/25/24, Callable 6/23/23 @ 100(a)	1,701	1,723

Transportation Finance Equipment Trust, Series 2019-1 Class B, 2.06%, 5/23/24, Callable 6/23/23 @ 100(a)	600	609

Trinity Rail Leasing LLC, Series 2019-2A Class A2, 3.10%, 10/18/49, Callable 10/17/20 @ 100(a)	1,000	1,012

Westlake Automobile Receivables Trust, Series 2018-2A Class D, 4.00%, 1/16/24, Callable 11/15/21 @ 100(a)	1,500	1,549

Total Asset Backed Securities (Cost $54,036)		55,199

Collateralized Mortgage Obligations (0.8%)
Banc of America Commercial Mortgage Trust, Series 2008-1 Class AJ, 6.79%, 2/10/51 (c)	130	139

Banc of America Commercial Mortgage Trust, Series 2006-3 Class AM, 5.66%, 7/10/44(c)	3,874	1,201

BANK, Series 2019-BNK20 Class A3, 3.01%, 9/15/61	1,750	1,904

Barclays Commercial Mortgage Trust, Series 2019-C5 Class ASB, 2.99%, 11/15/52	1,322	1,424

Benchmark Mortgage Trust, Series 2019-B14 Class A5, 3.05%, 12/15/61	2,269	2,480

BTH Mortgage-Backed Securities Trust, Series 2018-21 Class A, 4.16%(LIBOR01M+250bps), 10/7/21(a)(b)	2,320	2,323

BX Trust, Series 2019-OC11 Class A, 3.20%, 12/9/41(a)	1,047	1,156

Citigroup Commercial Mortgage Trust, Series 2020-GC46 Class AAB, 2.61%, 1/15/53	1,134	1,199

Citigroup Commercial Mortgage Trust, Series 2020-555 Class A, 2.65%, 12/10/41(a)(d)	1,701	1,797

COMM Mortgage Trust, Series 2019-GC44 Class ASB, 2.87%, 8/15/57	1,701	1,823

Credit Suisse Commercial Mortgage Trust, Series 2007-C1 Class AMFL, 1.85%(LIBOR01M+19bps), 2/15/40(b)	55	53

CSAIL Commercial Mortgage Trust, Series 2016-C6 Class XA, 1.90%, 1/15/49(c)(e)	22,028	1,805

DBJPM Mortgage Trust, Series 2016-SFC Class A, 2.83%, 8/10/36(a)	1,000	1,054

GE Commercial Mortgage Corp., Series 2007-C1 Class AM, 5.61%, 12/10/49 (c)	579	576

GS Mortgage Securities Trust, Series 2020-GC45 Class A5, 2.91%, 2/13/53	720	783

GS Mortgage Securities Trust, Series 2020-GC45 Class AAB, 2.84%, 2/13/53	608	647

UBS Commercial Mortgage Trust, Series 2012-C1 Class XA, 2.07%, 5/10/45(a)(c)(e)	21,133	704
Total Collateralized Mortgage Obligations (Cost $22,633)		21,068

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (22.4%)
Communication Services (1.3%):
AMC Networks, Inc. Class A(f)	6,488	$201
AT&T, Inc.	243,684	8,582
Charter Communications, Inc. Class A(f)	6,744	3,326
Cinemark Holdings, Inc.	8,297	215
Comcast Corp. Class A	90,844	3,673
DISH Network Corp. Class A(f)	74,457	2,496
Entravision Communications Corp. Class A	64,078	129
Fox Corp. Class A	73,586	2,262
John Wiley & Sons, Inc. Class A	4,303	160
Liberty Broadband Corp. Class C(f)	22,297	2,807
Match Group, Inc.(f)(g)	32,549	2,116
Omnicom Group, Inc.	35,038	2,427
Shenandoah Telecommunications Co.	4,283	190
Sinclair Broadcast Group, Inc. Class A	6,680	155
Sirius XM Holdings, Inc.(g)	390,085	2,473
Verizon Communications, Inc.	72,485	3,926
		35,138
Consumer Discretionary (2.2%):
Asbury Automotive Group, Inc.(f)	1,863	165
AutoZone, Inc.(f)	2,426	2,505
Big Lots, Inc.(g)	4,309	68
Bloomin' Brands, Inc.	6,583	118
Booking Holdings, Inc.(f)	1,625	2,756
Carnival Corp.	53,916	1,804
Carter's, Inc.	4,606	421
Cracker Barrel Old Country Store, Inc.	2,758	395
D.R. Horton, Inc.	53,572	2,853
Dana, Inc.	13,886	200
Deckers Outdoor Corp.(f)	1,364	237
Del Taco Restaurants, Inc.(f)	14,002	90
Dick's Sporting Goods, Inc.	5,583	203
eBay, Inc.	78,159	2,707
Ethan Allen Interiors, Inc.	8,459	112
Foot Locker, Inc.	15,459	560
Ford Motor Co.	307,361	2,139
Garmin Ltd.	28,349	2,506
General Motors Co. Class C	80,737	2,463
Gentex Corp.	12,201	325
Graham Holdings Co. Class B	313	157
Group 1 Automotive, Inc.	3,134	267
H&R Block, Inc.	13,098	271
Helen of Troy Ltd.(f)	710	117
Las Vegas Sands Corp.(h)	41,331	2,410
La-Z-Boy, Inc.	5,646	162
Lowe's Cos., Inc.	28,345	3,021
Lululemon Athletica, Inc.(f)	12,550	2,728
Macy's, Inc.(g)	25,473	337
Nike, Inc. Class B	72,098	6,445
NVR, Inc.(f)	732	2,684
Office Depot, Inc.	71,074	167
O'Reilly Automotive, Inc.(f)	6,754	2,490
Penske Automotive Group, Inc.	2,783	128
Starbucks Corp.	39,721	3,116
Steven Madden Ltd.	5,538	181
Sturm Ruger & Co., Inc.	3,928	189
Target Corp.(h)	24,721	2,546
Texas Roadhouse, Inc.	3,610	203
The Buckle, Inc.(g)	6,926	157

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Goodyear Tire & Rubber Co.	12,466	$121
The Home Depot, Inc.	20,593	4,486
The TJX Cos., Inc.	53,432	3,195
Thor Industries, Inc.	5,396	407
Toll Brothers, Inc.	11,608	430
Williams-Sonoma, Inc.	4,368	273
Yum! Brands, Inc.	28,798	2,570
		61,885
Consumer Staples (1.7%):
Altria Group, Inc.	65,370	2,639
Brown-Forman Corp. Class B	41,985	2,578
Cal-Maine Foods, Inc.	3,794	132
Colgate-Palmolive Co.	45,207	3,055
Costco Wholesale Corp.	12,493	3,512
Flowers Foods, Inc.	15,150	326
Hostess Brands, Inc.(f)	14,690	187
Ingles Markets, Inc. Class A	4,202	150
Nu Skin Enterprises, Inc. Class A	2,968	73
Performance Food Group Co.(f)	6,950	295
Sanderson Farms, Inc.	1,127	139
Sprouts Farmers Market, Inc.(f)	18,300	292
Sysco Corp.	35,182	2,345
The Clorox Co.	18,534	2,955
The Kraft Heinz Co.	87,429	2,166
The Procter & Gamble Co.	80,766	9,144
Tyson Foods, Inc. Class A	30,694	2,082
US Foods Holding Corp.(f)	12,173	409
Walgreens Boots Alliance, Inc.	101,369	4,639
Walmart, Inc.	98,965	10,657
		47,775
Energy (1.0%):
Chevron Corp.	35,497	3,313
ConocoPhillips	49,971	2,420
Core Laboratories NV	4,709	126
Delek US Holdings, Inc.	10,925	234
Dril-Quip, Inc.(f)	4,762	170
Exxon Mobil Corp.	138,878	7,144
Helmerich & Payne, Inc.	6,488	239
Marathon Petroleum Corp.	48,016	2,277
Matador Resources Co.(f)	12,007	116
Par Pacific Holdings, Inc.(f)	11,772	195
PBF Energy, Inc. Class A	16,677	373
Phillips 66	82,427	6,170
Valero Energy Corp.	95,169	6,305
		29,082
Financials (2.7%):
Affiliated Managers Group, Inc.	3,774	284
AGNC Investment Corp.	11,829	202
American Equity Investment Life Holding Co.	12,180	308
Annaly Capital Management, Inc.	31,444	279
Aon PLC	14,798	3,078
ARMOUR Residential REIT, Inc.	10,003	181
Bank of Hawaii Corp.	6,885	512
BankUnited, Inc.	15,382	457
Cadence Bancorp	15,990	226
Capital One Financial Corp.	28,761	2,539
Chimera Investment Corp.	24,829	487
Cincinnati Financial Corp.	27,101	2,527

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Citigroup, Inc.	49,184	$3,121
Cullen/Frost Bankers, Inc.	5,999	470
Discover Financial Services	33,040	2,167
Employers Holdings, Inc.	8,963	345
Essent Group Ltd.	13,588	592
Fidelity National Financial, Inc.	61,817	2,396
First Bancorp, Inc.	18,286	145
Great Western Bancorp, Inc.	13,615	366
Intercontinental Exchange, Inc.	33,212	2,963
JPMorgan Chase & Co.	43,605	5,063
Ladder Capital Corp.	24,905	380
Legg Mason, Inc.	8,724	435
LPL Financial Holdings, Inc.	5,297	421
Marsh & McLennan Cos., Inc.	27,938	2,922
MetLife, Inc.	57,139	2,441
MGIC Investment Corp.	17,914	216
MSCI, Inc.	11,002	3,251
Nelnet, Inc. Class A	6,382	339
New York Community Bancorp, Inc.	26,275	284
Primerica, Inc.	3,729	415
Prudential Financial, Inc.	30,923	2,333
Radian Group, Inc.	13,218	281
Regions Financial Corp.	159,367	2,155
S&P Global, Inc.	11,688	3,108
State Street Corp.	35,288	2,403
Synchrony Financial	76,268	2,219
Synovus Financial Corp.	5,506	160
T. Rowe Price Group, Inc.	23,764	2,804
The Allstate Corp.	26,627	2,802
The Bank of New York Mellon Corp.	58,040	2,316
The Hartford Financial Services Group, Inc.	47,219	2,359
U.S. Bancorp	56,447	2,621
Universal Insurance Holdings, Inc.	5,244	108
Waddell & Reed Financial, Inc. Class A	22,036	303
Walker & Dunlop, Inc.	2,665	173
Webster Financial Corp.	7,031	267
Wells Fargo & Co.	81,868	3,344
Western Alliance Bancorp	11,764	542
World Acceptance Corp.(f)	2,003	156
		70,266
Health Care (3.9%):
AbbVie, Inc.	81,503	6,985
Acadia Healthcare Co., Inc.(f)	3,648	108
Amedisys, Inc.(f)	3,108	541
Amgen, Inc.	30,898	6,171
AMN Healthcare Services, Inc.(f)	4,646	342
Anthem, Inc.	10,378	2,668
Biogen, Inc.(f)	20,434	6,302
Bristol-Myers Squibb Co.	117,635	6,948
Bruker Corp.	8,575	374
Cardinal Health, Inc.	52,852	2,755
Cerner Corp.	39,249	2,719
Chemed Corp.	1,125	470
Corcept Therapeutics, Inc.(f)	15,801	199
Covetrus, Inc.(f)	10,740	119
CVS Health Corp.	44,537	2,636
Dentsply Sirona, Inc.	49,088	2,417
DexCom, Inc.(f)	13,041	3,600
Eli Lilly & Co.	27,124	3,421
Encompass Health Corp.	4,783	358

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Gilead Sciences, Inc.	48,785	$3,384
Halozyme Therapeutics, Inc.(f)	8,962	175
HCA Healthcare, Inc.	19,471	2,473
HealthEquity, Inc.(f)	3,120	221
Hill-Rom Holdings, Inc.	4,237	407
Horizon Therapeutics PLC(f)	5,957	204
Johnson & Johnson	75,669	10,177
Masimo Corp.(f)	3,030	495
McKesson Corp.	40,824	5,709
Medpace Holdings, Inc.(f)	2,204	198
Medtronic PLC	33,937	3,416
Merck & Co., Inc.	97,810	7,488
Meridian Bioscience, Inc.(f)	14,432	115
Mettler-Toledo International, Inc.(f)	3,591	2,520
Molina Healthcare, Inc.(f)	2,950	362
Nektar Therapeutics(f)	16,204	337
Novocure Ltd.(f)	1,718	125
Patterson Cos., Inc.	10,563	251
PerkinElmer, Inc.	5,149	445
Pfizer, Inc.	106,588	3,562
Phibro Animal Health Corp. Class A	6,668	168
PRA Health Sciences, Inc.(f)	3,188	300
Prestige Consumer Healthcare, Inc.(f)	6,239	233
ResMed, Inc.	18,334	2,914
Select Medical Holdings Corp.(f)	16,797	402
Supernus Pharmaceuticals, Inc.(f)	7,571	136
Thermo Fisher Scientific, Inc.	11,285	3,282
United Therapeutics Corp.(f)	4,532	467
Veeva Systems, Inc. Class A(f)	20,137	2,859
Waters Corp.(f)	12,053	2,349
Zoetis, Inc.	23,835	3,176
		107,483
Industrials (2.0%):
3M Co.	19,598	2,925
ACCO Brands Corp.	19,895	159
AECOM(f)	11,160	502
Aerojet Rocketdyne Holdings, Inc.(f)	2,137	105
Allison Transmission Holdings, Inc.	9,226	375
Apogee Enterprises, Inc.	7,953	239
Arconic, Inc.	89,501	2,627
Atkore International Group, Inc.(f)	12,019	444
Cintas Corp.	10,673	2,846
Copart, Inc.(f)	31,221	2,638
Cornerstone Building Brands, Inc.(f)	11,779	87
Crane Co.	4,833	328
Cummins, Inc.	15,535	2,350
Delta Air Lines, Inc.	45,364	2,093
Deluxe Corp.	4,659	155
Eaton Corp. PLC	30,532	2,770
EnPro Industries, Inc.	2,519	136
FTI Consulting, Inc.(f)	2,416	272
Generac Holdings, Inc.(f)	2,607	268
General Dynamics Corp.	16,491	2,633
HEICO Corp. Class A	30,847	2,725
Herman Miller, Inc.	6,667	228
Hexcel Corp.	1,678	108
Hillenbrand, Inc.	8,517	199
Illinois Tool Works, Inc.	17,359	2,913
KAR Auction Services, Inc.	16,445	317
Knoll, Inc.	9,671	171

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Lockheed Martin Corp.	8,771	$3,244
Masonite International Corp.(f)	2,801	206
Meritor, Inc.(f)	9,775	222
MSC Industrial Direct Co., Inc.	4,579	283
Northrop Grumman Corp.	8,994	2,958
nVent Electric PLC	8,773	211
Oshkosh Corp.	5,253	379
Patrick Industries, Inc.	3,456	183
Regal Beloit Corp.	5,349	415
Rockwell Automation, Inc.	14,186	2,604
Rush Enterprises, Inc. Class A	7,111	298
Ryder System, Inc.	2,833	108
Southwest Airlines Co.	49,031	2,264
Steelcase, Inc. Class A	15,832	257
Teledyne Technologies, Inc.(f)	8,020	2,705
The Boeing Co.	12,238	3,368
The Greenbrier Cos., Inc.	4,321	105
The Timken Co.	6,130	275
The Toro Co.	2,176	155
Trinity Industries, Inc.	9,112	185
United Airlines Holdings, Inc.(f)	30,005	1,848
United Technologies Corp.	24,139	3,152
Wabash National Corp.	21,862	240
Werner Enterprises, Inc.	5,575	187
WESCO International, Inc.(f)	7,358	299
WW Grainger, Inc.	8,350	2,317
		59,081
Information Technology (5.3%):
Adobe, Inc.(f)	11,848	4,089
Apple, Inc.	129,082	35,287
Applied Materials, Inc.	100,528	5,843
Aspen Technology, Inc.(f)	2,597	277
Belden, Inc.	3,222	129
Broadcom, Inc.	11,140	3,037
CACI International, Inc. Class A(f)	1,456	357
Cardtronics PLC Class A(f)	2,981	108
CDW Corp.	39,654	4,528
Ciena Corp.(f)	10,086	388
Cirrus Logic, Inc.(f)	6,442	442
Cisco Systems, Inc.	85,757	3,425
Cognizant Technology Solutions Corp. Class A	46,007	2,803
Coherent, Inc.(f)	1,832	236
CoreLogic, Inc.	7,186	326
CSG Systems International, Inc.	6,410	284
Euronet Worldwide, Inc.(f)	3,428	425
Fair Isaac Corp.(f)	850	320
Global Payments, Inc.	17,003	3,128
Hewlett Packard Enterprises Co.	173,658	2,221
Insight Enterprises, Inc.(f)	3,671	202
Intel Corp.	75,646	4,200
InterDigital, Inc.	4,263	225
International Business Machines Corp.	52,420	6,822
Intuit, Inc.	12,082	3,212
J2 Global, Inc.	5,348	467
Jabil, Inc.	9,725	312
Keysight Technologies, Inc.(f)	27,517	2,608
KLA Corp.	16,296	2,505
Kulicke & Soffa Industries, Inc.	10,465	239
Lam Research Corp.	20,555	6,031
Leidos Holdings, Inc.	28,456	2,921

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
LogMeIn, Inc.	2,454	$209
Manhattan Associates, Inc.(f)	6,567	442
Mastercard, Inc. Class A	31,638	9,183
MAXIMUS, Inc.	6,723	424
Methode Electronics, Inc.	6,139	188
Micron Technology, Inc.(f)	56,335	2,961
Microsoft Corp.(h)	71,950	11,657
NCR Corp.(f)	14,329	361
NIC, Inc.	17,243	315
NVIDIA Corp.	15,791	4,265
Oracle Corp.	134,031	6,629
Paylocity Holding Corp.(f)	1,409	182
Perspecta, Inc.	9,847	246
Proofpoint, Inc.(f)	2,634	281
Science Applications International Corp.	2,839	227
SYNNEX Corp.	1,845	231
TE Connectivity Ltd.	29,772	2,467
Teradyne, Inc.	3,594	211
Texas Instruments, Inc.	28,087	3,206
The Hackett Group, Inc.	24,195	373
Ultra Clean Holdings, Inc.(f)	19,606	410
VeriSign, Inc.(f)	14,717	2,793
		144,658
Materials (0.7%):
Air Products & Chemicals, Inc.	13,109	2,878
Berry Global Group, Inc.(f)	6,061	230
Celanese Corp., Series A	22,825	2,140
Domtar Corp.	7,023	202
Huntsman Corp.	20,057	380
Hycroft Mining Corp.(f)(i)(j)	236,064	—	(k)
Kraton Corp.(f)	5,585	57
Linde PLC	16,789	3,207
LyondellBasell Industries NV Class A	60,564	4,328
Martin Marietta Materials, Inc.	10,138	2,307
O-I Glass, Inc.	16,638	180
Reliance Steel & Aluminum Co.	4,836	495
Resolute Forest Products, Inc.(f)	39,326	105
Schweitzer-Mauduit International, Inc.	8,770	296
Silgan Holdings, Inc.	16,328	467
The Sherwin-Williams Co.	5,271	2,723
Trinseo SA	5,148	113
Warrior Met Coal, Inc.	6,248	111
		20,219
Real Estate (0.9%):
Alexandria Real Estate Equities, Inc.	2,449	372
American Tower Corp.	9,559	2,169
AvalonBay Communities, Inc.	3,016	605
Boston Properties, Inc.	3,338	430
Brixmor Property Group, Inc.	18,128	330
Camden Property Trust	2,091	222
CoreCivic, Inc.	13,049	193
Crown Castle International Corp.	8,977	1,287
Digital Realty Trust, Inc.(g)	4,499	540
Duke Realty Corp.	7,804	253
EPR Properties	6,261	371
Equinix, Inc.	1,831	1,049
Equity LifeStyle Properties, Inc.	3,735	255
Equity Residential	8,008	601
Essex Property Trust, Inc.	1,419	402

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Extra Space Storage, Inc.	2,775	$278
Federal Realty Investment Trust	1,618	188
Gaming and Leisure Properties, Inc.	16,965	758
Healthpeak Properties, Inc.	10,604	336
Host Hotels & Resorts, Inc.	15,760	228
Invitation Homes, Inc.	11,610	333
Iron Mountain, Inc.	6,199	189
Jones Lang LaSalle, Inc.	1,613	238
Kimco Realty Corp.	9,114	158
Lamar Advertising Co. Class A	7,847	657
LTC Properties, Inc.	11,557	518
Medical Properties Trust, Inc.	44,630	943
Mid-America Apartment Communities, Inc.	2,462	318
National Retail Properties, Inc.	3,531	180
Omega Healthcare Investors, Inc.	14,245	564
Outfront Media, Inc.	4,914	129
PotlatchDeltic Corp.	9,602	353
Prologis, Inc.	15,866	1,338
Public Storage	3,393	710
Realty Income Corp.	6,871	497
Regency Centers Corp.	3,618	208
SBA Communications Corp.	2,442	647
Service Properties Trust	15,282	276
Simon Property Group, Inc.	6,651	819
SL Green Realty Corp.	1,780	140
Spirit Realty Capital, Inc.	3,127	142
Sun Communities, Inc.	1,958	299
Tanger Factory Outlet Centers, Inc.(g)	20,368	244
The GEO Group, Inc.	16,658	244
UDR, Inc.	6,323	284
Ventas, Inc.	8,045	433
VEREIT, Inc.	22,788	197
VICI Properties, Inc.	9,954	249
Vornado Realty Trust	3,708	199
Welltower, Inc.	8,750	655
Weyerhaeuser Co.	16,085	418
WP Carey, Inc.	3,688	285
		23,731
Utilities (0.7%):
ALLETE, Inc.	4,340	299
Clearway Energy, Inc. Class C	10,113	213
Duke Energy Corp.	33,990	3,117
Exelon Corp.	64,544	2,782
FirstEnergy Corp.	59,757	2,661
IDACORP, Inc.	4,286	414
New Jersey Resources Corp.	10,854	383
NextEra Energy, Inc.	14,740	3,727
North Western Corp.	3,682	259
Sempra Energy	19,935	2,787
Southwest Gas Holdings, Inc.	5,457	353
The Southern Co.	50,371	3,040
		20,035
Total Common Stocks (Cost $632,460)		619,353

Preferred Stocks (0.7%)
Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/56	220,000	5,370

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Consumer Staples (0.2%):
CHS, Inc., Series 1, cumulative redeemable, 7.88%(l)	30,000	$809
Dairy Farmers of America, Inc., cumulative redeemable, 7.88%(a)(l)	45,000	4,320
		5,129
Financials (0.3%):
American Overseas Group Ltd., non-cumulative, Series A, 7.50%(LIBOR03M+356bps), 12/15/66 (b)(i)(j)	3,500	875
Delphi Financial Group, Inc., 4.88%(LIBOR03M+319bps), 5/15/37(b)(j)	309,253	7,422
		8,297
Total Preferred Stocks (Cost $20,110)		18,796

Convertible Corporate Bonds (0.0%)(m)
Materials (0.0%):
Hycroft Mining Corp. PIK, 15.00%, 10/22/20 (i)(j)(q)	$1,262	38
Total Convertible Corporate Bond (Cost $1,256)		38

Senior Secured Loans (0.2%)
Academy Ltd., 1st Lien Term Loan B, 5.66%(LIBOR01M+400bps), 7/2/22, Callable 4/8/20 @ 100(b)	5,237	4,151
Total Senior Secured Loans (Cost $4,557)		4,151

Corporate Bonds (7.9%)
Communication Services (0.2%):
Verizon Communications, Inc., 4.50%, 8/10/33	3,403	4,170

Consumer Discretionary (0.1%):
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	1,361	1,432
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100	1,134	1,194
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26, Callable 7/26/26 @ 100 (a)	711	750
		3,376

Consumer Staples (0.3%):
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	2,836	3,398
BAT Capital Corp., 2.79%, 9/6/24, Callable 8/6/24 @ 100	3,000	3,106
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100 (a)	1,277	1,297
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	3,000	3,146
		10,947

Energy (1.0%):
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	2,165	2,329
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29, Callable 5/18/29 @ 100 (a)	2,837	2,836
Diamondback Energy, Inc., 3.25%, 12/1/26, Callable 10/1/26 @ 100	1,702	1,723
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	3,000	2,842
Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100 (h)	1,300	2,070
Energy Transfer Operating LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	1,701	1,722
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	1,701	1,741

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Enterprise TE Partners LP, 4.68%(LIBOR03M+278bps), 6/1/67, Callable 4/9/20 @ 100 (b)	$500	$466
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100	5,600	5,169
EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100	689	515
National Oilwell Varco, Inc., 3.60%, 12/1/29, Callable 9/1/29 @ 100	2,269	2,327
Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	419	419
Rockies Express Pipeline LLC, 4.80%, 5/15/30, Callable 2/15/30 @ 100 (a)	1,134	1,094
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75 (a)	1,134	1,124
Western Midstream Operating LP, 3.10%, 2/1/25, Callable 1/1/25 @ 100	1,194	1,191
		27,568

Financials (3.3%):
Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (a)	500	535
AmTrust Financial Services, Inc., 6.13%, 8/15/23	3,607	3,624
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 100 (h)	5,950	6,103
Assurant, Inc., 3.70%, 2/22/30, Callable 11/22/29 @ 100	1,154	1,223
Bancorp South Bank, 4.13%(LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	1,458	1,481
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	2,700	2,921
BMW US Capital LLC, 3.25%, 8/14/20 (a)(h)	5,700	5,747
Capital One NA, 2.15%, 9/6/22, Callable 8/6/22 @ 100	3,000	3,043
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	1,701	1,725
Cullen/Frost Capital Trust II, 3.46%(LIBOR03M+155bps), 3/1/34, Callable 4/9/20 @ 100 (b)	9,000	8,030
First Maryland Capital I, 2.83%(LIBOR03M+100bps), 1/15/27, Callable 4/9/20 @ 100 (b)	4,000	3,856
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	2,000	2,025
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	1,459	1,531
HSB Group, Inc., 2.74%(LIBOR03M+91bps), 7/15/27, Callable 4/9/20 @ 100 (b)	4,550	3,739
Hyundai Capital America, 3.75%, 7/8/21 (a)(h)	5,700	5,848
KeyCorp, 2.25%, 4/6/27, MTN	1,701	1,719
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	2,268	2,407
Manufacturers & Traders Trust Co., 2.55%(LIBOR03M+64bps), 12/1/21, Callable 4/9/20 @ 100 (b)(h)	6,039	6,032
Nationwide Mutual Insurance Co., 4.18%(LIBOR03M+229bps), 12/15/24, Callable 4/9/20 @ 100 (a)(b)	11,510	11,500
Pinnacle Financial Partners, Inc., 4.13%(LIBOR03M+278bps), 9/15/29, Callable 9/15/24 @ 100 (b)	2,000	2,050
PNC Bank NA, 2.70%, 10/22/29	1,500	1,558
Prudential Financial, Inc., 5.62%(LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	5,400	5,743
Signature Bank, 4.13%(LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	2,000	2,022
SunTrust Capital, 2.36%(LIBOR03M+67bps), 5/15/27, Callable 4/9/20 @ 100 (b)	1,000	953
Texas Capital Bank NA, 5.25%, 1/31/26	1,135	1,212
The Allstate Corp., 5.75%(LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	1,180	1,280
The PNC Financial Services Group, Inc., 2.55%, 1/22/30, Callable 10/24/29 @ 100	1,985	2,053
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	2,269	2,331
		92,291

Health Care (0.5%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100 (a)	2,268	2,397
Commonspirit Health, 3.35%, 10/1/29, Callable 4/1/29 @ 100	1,500	1,594

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100	$3,747	$3,947
Duke University Health System, Inc., 2.60%, 6/1/30	850	906
HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	2,836	3,312
Laboratory Corp. of America Holdings, 2.95%, 12/1/29, Callable 9/1/29 @ 100	1,702	1,777
		13,933

Industrials (1.1%):
Ashtead Capital, Inc.
4.00%, 5/1/28, Callable 5/1/23 @ 102 (a)	1,405	1,433
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	304	312
BNSF Funding Trust, 6.61%(LIBOR03M+235bps), 12/15/55, Callable 1/15/26 @ 100 (b)	5,325	6,038
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	1,701	1,699
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100 (a)	851	875
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100	1,702	1,814
Hillenbrand, Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100	1,500	1,628
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100 (a)	1,134	1,162
Ryder System, Inc.
3.50%, 6/1/21, MTN (h)	5,750	5,885
2.90%, 12/1/26, Callable 10/1/26 @ 100, MTN	2,837	2,986
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	2,300	2,481
United Airlines Pass Through Trust, 2.90%, 11/1/29	3,000	3,118
		29,431

Information Technology (0.4%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	3,000	3,069
Keysight Technologies, Inc., 3.00%, 10/30/29, Callable 7/30/29 @ 100	2,039	2,149
Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	3,686	4,246
		9,464

Materials (0.1%):
Packaging Corp. of America, 3.00%, 12/15/29, Callable 9/15/29 @ 100	2,836	2,994

Real Estate (0.3%):
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	1,985	2,038
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	1,400	1,483
Mid-America Apartments LP, 2.75%, 3/15/30, Callable 12/15/29 @ 100	2,836	2,962
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	1,000	1,112
SBA Tower Trust, 2.84%, 1/15/25 (a)	1,125	1,143
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	262	271
		9,009

Utilities (0.6%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	1,985	2,157
Alabama Power Co., 3.85%, 12/1/42	1,702	1,978
CenterPoint Energy, Inc., 2.50%, 9/1/24, Callable 8/1/24 @ 100	2,000	2,065
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/11/29 @ 100 (a)	1,650	1,709
DTE Electric Co., 2.25%, 3/1/30, Callable 12/1/29 @ 100	1,701	1,737
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	1,702	2,000
NextEra Energy Capital Holdings, Inc., 3.34%, 9/1/20	3,800	3,831
		15,477

Total Corporate Bonds (Cost $210,962)		218,660

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Yankee Dollar (1.1%)
Consumer Staples (0.0%): (m)
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	$1,134	$1,169

Energy (0.0%): (m)
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100 (a)	973	1,020

Financials (0.8%):
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	5,750	6,174
Deutsche Bank AG, 3.96%(SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100 (b)	1,701	1,792
Newcrest Finance Pty Ltd., 4.45%, 11/15/21 (a)(h)	3,000	3,135
QBE Capital Funding III Ltd., 7.25%(USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a)(b)	5,900	6,225
Schahin II Finance Co. SPV Ltd., 5.88%, 9/25/22 (a) (n) (j)	4,465	289
Schahin II Finance Co. SPV Ltd. PIK, 8.00%, 5/25/20 (a)(i)(q)	120	112
Sumitomo Mitsui Financial Group, Inc., 2.45%, 9/27/24	1,600	1,646
		19,373

Industrials (0.1%):
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	3,000	3,159

Materials (0.2%):
Braskem Finance Ltd., 6.45%, 2/3/24	500	546
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	1,702	1,672
Teck Resources Ltd., 6.13%, 10/1/35	1,818	2,163
		4,381

Total Yankee Dollar (Cost $30,931)		29,102

Municipal Bonds (0.8%)
Florida (0.0%):(m)
County of Broward Florida Airport System Revenue, Series C, 2.50%, 10/1/28	1,134	1,208

Georgia (0.2%):
Athens Housing Authority Revenue, 2.42%, 12/1/26	2,420	2,551

Michigan (0.1%):
Michigan Finance Authority Revenue, 3.08%, 12/1/34	1,700	1,899

New Jersey (0.0%): (m)
New Jersey Economic Development Authority Revenue, Series NNN, 2.88%, 6/15/24	1,094	1,132
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	435	493
North Hudson Sewerage Authority Revenue, 2.88%, 6/1/28	567	612
		2,237
New York (0.2%):
New York State Dormitory Authority Revenue, Series B, 2.83%, 7/1/31	2,835	3,134
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	655	696
		3,830
Pennsylvania (0.0%): (m)
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
3.05%, 4/1/29	800	872
3.10%, 4/1/30	579	634
State Public School Building Authority Revenue, 3.05%, 4/1/28	1,135	1,218

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
University of Pittsburgh-of The Commonwealth System of Higher Education Revenue
Series C, 2.53%, 9/15/31	$1,135	$1,241
Series C, 2.58%, 9/15/32	565	617
Series C, 2.63%, 9/15/33	1,135	1,247
		5,829
Texas (0.3%):
City of Houston Texas Combined Utility System Revenue, 3.72%, 11/15/28	1,415	1,678
Ector County Hospital District Revenue, BAB
6.80%, 9/15/25, Continuously Callable @100	150	152
Series B, 7.18%, 9/15/35, Continuously Callable @100	300	305
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.81%, 5/15/29	1,135	1,218
State of Texas, GO, 3.00%, 4/1/28	1,701	1,917
		5,270
Total Municipal Bonds (Cost $21,097)		22,824

U.S. Government Agency Mortgages (8.2%)
Federal Home Loan Mortgage Corporation
Series K047 Class A2, 3.33%, 5/25/25 (c)	8,400	9,184
Series K053 Class A2, 3.00%, 12/25/25	14,000	15,165
Series K151 Class A3, 3.51%, 4/25/30	9,000	10,446
Series K156 Class A2, 3.70%, 1/25/33 (c)	4,285	5,060
3.00%, 4/1/46	11,404	11,910
3.50%, 4/1/46	17,420	18,349
3.00%, 6/1/46	30,898	32,267
3.00%, 8/1/46	3,499	3,654
3.00%, 1/1/47	10,900	11,383
3.00%, 1/1/47	10,710	11,185
3.00%, 3/1/47	33,472	34,954
C3.00%, 4/1/47	22,123	23,102
3.00%, 4/1/47	7,238	7,520
3.00%, 6/1/47	12,087	12,559
3.50%, 4/1/48	6,431	6,706
4.00%, 7/1/48	6,525	6,892
		220,336
Federal National Mortgage Association
Series 2016-M2 Class AV2, 2.15%, 1/25/23	2,356	2,404
4.00%, 11/1/45	4,459	4,802
		7,206
Government National Mortgage Association
6.50%, 4/15/24	4	4

Total U.S. Government Agency Mortgages (Cost $217,095)		227,546

U.S. Treasury Obligations (10.9%)
U.S. Treasury Bonds
3.13%, 8/15/44	19,200	24,801
2.38%, 11/15/49	10,000	11,661
U.S. Treasury Notes
2.50%, 6/30/20	8,000	8,032
1.13%, 2/28/21	63,000	63,022
1.88%, 7/31/22	6,000	6,142
1.63%, 8/15/22	26,970	27,459
1.63%, 11/15/22	69,390	70,761

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
1.63%, 4/30/23	$29,000	$29,671
2.75%, 11/15/23	1,000	1,067
2.25%, 11/15/25	5,000	5,352
1.63%, 2/15/26	42,000	43,526
2.38%, 5/15/27 (h)	8,100	8,849
Total U.S. Treasury Obligations (Cost $286,420)		300,343

Exchange-Traded Funds (42.5%)
Invesco DB Commodity Index Tracking Fund(g)	256,100	3,486
Invesco FTSE RAFI Developed Markets ex-US ETF	653,206	24,495
Invesco FTSE RAFI Emerging Markets ETF	1,539,501	29,882
iShares 20+ Year Treasury Bond ETF(g)	212,722	33,038
iShares 7-10 Year Treasury Bond ETF	101,996	11,960
iShares Core MSCI EAFE ETF	1,165,651	68,121
iShares Core MSCI Emerging Markets ETF	1,645,465	80,151
iShares Core S&P 500 ETF	151,862	44,937
iShares Core S&P Small-Cap ETF	246,306	17,929
iShares MSCI Canada ETF(g)	1,080,554	29,812
iShares MSCI United Kingdom ETF(g)	617,520	18,093
Schwab Fundamental Emerging Markets Large Co. Index ETF	2,206,197	56,567
Schwab Fundamental International Large Co. Index ETF	3,168,339	80,064
Schwab Fundamental International Small Co. Index ETF	593,600	16,876
SPDR S&P Emerging Markets Smallcap ETF	107,983	4,495
U.S. Commodity Index Fund	110,980	3,460
VanEck Vectors Gold Miners ETF	1,438,658	37,722
VanEck Vectors Junior Gold Miners ETF	101,000	3,641
Vanguard FTSE Developed Markets ETF	3,782,990	149,314
Vanguard FTSE Europe ETF	3,054,647	159,667
Vanguard Mid-Capital ETF	30,077	4,877
Vanguard Mortgage-Backed Securities ETF	659,209	35,525
Vanguard Real Estate ETF	837,778	73,163
Vanguard S&P 500 ETF(h)	375,800	102,120
Vanguard Short-Term Bond ETF(g)	244,381	20,027
Vanguard Small-Cap Value ETF(g)	140,914	16,765
Vanguard Total Bond Market ETF	406,538	35,271
WisdomTree Emerging Markets SmallCap Dividend Fund	202,622	8,445
Xtrackers USD High Yield Corporate Bond ETF(g)	88,170	4,332
Total Exchange-Traded Funds (Cost $1,163,850)		1,174,235

Affiliated Exchange-Traded Funds (0.1%)
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	68,000	2,679
Total Affiliated Exchange-Traded Funds (Cost $3,463)		2,679

Commercial Paper (2.3%)
Alliant Energy, 2.25%, 3/3/20 (a)(o)	$8,200	8,198
AutoZone, Inc., 2.53%, 3/2/20 (a)(o)	4,000	3,999
Cabot Corp., 2.25%, 3/3/20 (a)(o)	4,150	4,149
Can Pacific Railway, 2.04%, 3/5/20 (a)(o)	2,900	2,899
Enbridge US, Inc., 2.04%, 3/5/20 (a)(o)	6,000	5,998
Magellan Midstream Partners LP, 2.04%, 3/5/20 (a)(o)	4,000	3,999
Nissan Motor Acceptance Corp., 1.84%, 3/16/20 (a)(o)	8,200	8,193
Nutrien Ltd., 1.94%, 3/10/20 (a)(o)	3,600	3,598
Puget Sound Energy, Inc., 1.89%, 3/10/20 (o)	4,400	4,398
Southwestern Public Service Co., 2.12%, 3/4/20 (a)(o)	4,000	3,999
Union Electric Co., 1.84%, 3/20/20 (o)	2,500	2,497

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
ViacomCBS, 1.88%, 3/11/20 (a)(o)	$2,610	$2,609
Wisconsin Power & Light Co., 2.11%, 3/3/20 (o)	8,200	8,200
Total Commercial Paper (Cost $62,742)		62,736

Collateral for Securities Loaned^ (2.9%)
HSBC U.S. Government Money Market Fund, I Shares, 1.52%(p)	81,005,970	81,006
Total Collateral for Securities Loaned (Cost $81,006)		81,006
Total Investments (Cost $2,812,618) — 102.8%		2,837,736
Liabilities in excess of other assets — (2.8)%		(76,652)
NET ASSETS - 100.00%		$2,761,084

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid, unless noted otherwise, based upon procedures approved by the Board of Trustees. As of February 29, 2020, the fair value of these securities was $105,689 (thousands) and amounted to 3.8% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of February 29, 2020.
(c)	The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at February 29, 2020.
(d)	Security purchased on a when-issued basis.
(e)	Security is interest only.
(f)	Non-income producing security.
(g)	All or a portion of this security is on loan.
(h)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(i)	Security was valued using significant unobservable inputs as of February 29, 2020.
(j)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of February 29, 2020, illiquid securities were 0.3% of the Fund's net assets.
(k)	Rounds to less than $1 thousand.
(l)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(m)	Amount represents less than 0.05% of net assets.
(n)	Defaulted security.
(o)	Rate represents the effective yield at February 29, 2020.
(p) (q)	Rate disclosed is the daily yield on February 29, 2020. All of the coupon is paid-in-kind.

BAB—Build America Bond bps—Basis points
ETF—Exchange-Traded Fund
GO—General Obligation
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of February 29, 2020, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of February 29, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PIK—Payment in-kind
PLC—Public Limited Company
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

USSW10—USD 10 Year Swap Rate, rate disclosed as of  February 29, 2020

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Affiliated Holdings	Fair Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 2/29/2020	Dividend Income
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	$2,888	$—	$—	$—	$—	$(209)	$2,679	$85

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Moderately Conservative Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Asset Backed Securities (3.8%)
American Express Credit Account Master Trust, Series 2019-2 Class B, 2.86%, 11/15/24	$358	$369

Americredit Automobile Receivables Trust, Series 2018-1 Class C, 3.50%, 1/18/24, Callable 7/18/22 @ 100	480	500

Americredit Automobile Receivables Trust, Series 2018-2 Class A3, 3.15%, 3/20/23, Callable 10/18/22 @ 100	143	145

ARI Fleet Lease Trust, Series 2020-A Class A3, 1.80%, 8/15/28, Callable 1/15/23 @ 100(a)	96	96

BCC Funding Corp. XVI LLC, Series 2019-1A Class A2, 2.46%, 8/20/24, Callable 7/20/23 @ 100(a)	1,500	1,519

Canadian Pacer Auto Receivables Trust, Series 2018-1A Class C, 3.82%, 4/19/24, Callable 4/19/21 @ 100(a)	263	270

CarMax Auto Owner Trust, Series 2020-1 Class B, 2.21%, 9/15/25, Callable 1/15/24 @ 100	137	140

Credit Acceptance Auto Loan Trust, Series 2018-3A Class A, 3.55%, 8/15/27(a)	329	336

Drive Auto Receivables Trust, Series 2019-1 Class C, 3.78%, 4/15/25, Callable 10/15/21 @ 100	158	161

Element Rail Leasing I LLC, Series 2014-1A Class A2, 3.67%, 4/19/44(a)	240	243

Enterprise Fleet Financing LLC, Series 2020-1 Class A3, 1.86%, 12/22/25(a)	88	89

Evergreen Credit Card Trust, Series 2019-2 Class A, 1.90%, 9/15/24(a)	275	279

Exeter Automobile Receivables Trust, Series 2020-1A Class B, 2.26%, 4/15/24, Callable 1/15/25 @ 100(a)	110	111

Exeter Automobile Receivables Trust, Series 2019-2A Class C, 3.30%, 3/15/24, Callable 8/15/22 @ 100(a)	215	220

Ford Credit Auto Owner Trust, Series 2019-A Class A3, 2.78%, 9/15/23, Callable 1/15/23 @ 100	78	80

Ford Credit Auto Owner Trust, Series 2020-1 Class B, 2.29%, 8/15/31(a)	143	146

GM Financial Consumer Automobile Receivables Trust, Series 2020-1 Class A4, 1.90%, 3/17/25, Callable 8/16/23 @ 100	143	146

Goal Capital Funding Trust, Series 2005-2 Class A4, 1.88%(LIBOR03M+20bps), 8/25/44, Callable 8/25/20 @ 100(b)	463	450

Great American Auto Leasing, Inc., Series 2019-1 Class A3, 3.05%, 9/15/22, Callable 12/15/22 @ 100(a)	98	100

Hertz Vehicle Financing II LP, Series 2019-3A Class A, 2.67%, 12/26/25(a)	192	199

HPEFS Equipment Trust, Series 2019-1A Class C, 2.49%, 9/20/29, Callable 6/20/22 @ 100(a)	97	98

HPEFS Equipment Trust, Series 2020-1A Class B, 1.89%, 2/20/30, Callable 2/20/23 @ 100(a)	55	56

MMAF Equipment Finance LLC, Series 2017-B Class A4, 2.41%, 11/15/24, Callable 8/15/22 @ 100(a)	215	219

Navient Student Loan Trust, Series 2015-2 Class B, 3.13%(LIBOR01M+150bps), 8/25/50, Callable 6/25/28 @ 100(b)	200	197

NP SPE II LLC, Series 2017-1A Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100(a)	80	82

OSCAR US Funding Trust IX LLC, Series 2018-2A Class A4, 3.63%, 9/10/25(a)	560	586

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
SCF Equipment Leasing LLC, Series 2017-2A Class A, 3.41%, 12/20/23, Callable 3/20/20 @ 100(a)	$125	$127

Synchrony Credit Card Master Note Trust, Series 2016-2 Class C, 2.95%, 5/15/24	320	324

Synchrony Credit Card Master Note Trust, Series 2018-2 Class A, 3.47%, 5/15/26	381	407

Transportation Finance Equipment Trust, Series 2019-1 Class A4, 1.88%, 3/25/24, Callable 6/23/23 @ 100(a)	215	218

Trinity Rail Leasing LLC, Series 2019-2A Class A1, 2.39%, 10/18/49, Callable 10/17/20 @ 100(a)	482	490

Westlake Automobile Receivables Trust, Series 2018-2A Class D, 4.00%, 1/16/24, Callable 11/15/21 @ 100(a)	350	361
Total Asset Backed Securities (Cost $8,597)		8,764

Collateralized Mortgage Obligations (1.3%)
Banc of America Commercial Mortgage Trust, Series 2006-3 Class AM, 5.66%, 7/10/44(c)	155	48

Banc of America Commercial Mortgage Trust, Series 2008-1 Class AJ, 6.79%, 2/10/51(c)	26	28

BANK, Series 2019-BNK20 Class A3, 3.01%, 9/15/61	250	272

Barclays Commercial Mortgage Trust, Series 2019-C5 Class ASB, 2.99%, 11/15/52	167	180

Benchmark Mortgage Trust, Series 2019-B14 Class A5, 3.05%, 12/15/61	286	313

BTH Mortgage-Backed Securities Trust, Series 2018-21 Class A, 4.16%(LIBOR01M+250bps), 10/7/21(a)(b)	320	320

BX Trust, Series 2019-OC11 Class A, 3.20%, 12/9/41(a)	132	146

Citigroup Commercial Mortgage Trust, Series 2020-555 Class A, 2.65%, 12/10/41(a)(d)	215	227

Citigroup Commercial Mortgage Trust, Series 2020-GC46 Class AAB, 2.61%, 1/15/53	143	151

COMM Mortgage Trust, Series 2019-GC44 Class ASB, 2.87%, 8/15/57	215	230

Credit Suisse Commercial Mortgage Trust, Series 2007-C1 Class AMFL, 1.85%(LIBOR01M+19bps), 2/15/40(b)	3	3

CSAIL Commercial Mortgage Trust, Series 2016-C6 Class XA, 1.90%, 1/15/49(c)(e)	2,456	201

DBJPM Mortgage Trust, Series 2016-SFC Class A, 2.83%, 8/10/36(a)	500	528

GE Commercial Mortgage Corp., Series 2007-C1 Class AM, 5.61%, 12/10/49(c)	57	56

GS Mortgage Securities Trust, Series 2020-GC45 Class AAB, 2.84%, 2/13/53	77	82

GS Mortgage Securities Trust, Series 2020-GC45 Class A5, 2.91%, 2/13/53	91	99

UBS Commercial Mortgage Trust, Series 2012-C1 Class XA, 2.07%, 5/10/45(a)(c)	2,464	82
Total Collateralized Mortgage Obligations (Cost $2,927)		2,966

Common Stocks (11.4%)
Communication Services (0.7%):
AT&T, Inc.	11,308	398
Charter Communications, Inc. Class A(f)	313	154

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Comcast Corp. Class A	4,215	$170
DISH Network Corp. Class A(f)	3,455	116
Fox Corp. Class A	3,415	105
Liberty Broadband Corp. Class C(f)	1,035	130
Match Group, Inc.(f)(g)	1,510	98
Omnicom Group, Inc.	1,626	113
Sirius XM Holdings, Inc.	18,101	115
Verizon Communications, Inc.	3,364	182
		1,581
Consumer Discretionary (1.2%):
AutoZone, Inc.(f)	113	117
Booking Holdings, Inc.(f)	75	127
Carnival Corp.	2,502	84
D.R. Horton, Inc.	2,486	132
eBay, Inc.	3,627	126
Ford Motor Co.	14,262	99
Garmin Ltd.	1,315	117
General Motors Co. Class C	3,746	115
Las Vegas Sands Corp.(h)	1,918	112
Lowe's Cos., Inc.	1,315	140
Lululemon Athletica, Inc.(f)	582	127
Nike, Inc. Class B	3,346	299
NVR, Inc.(f)	34	125
O'Reilly Automotive, Inc.(f)	313	115
Starbucks Corp.	1,843	145
Target Corp.(h)	1,147	118
The Home Depot, Inc.	956	209
The TJX Cos., Inc.	2,479	148
Yum! Brands, Inc.	1,336	119
		2,574
Consumer Staples (1.0%):
Altria Group, Inc.	3,033	122
Brown-Forman Corp. Class B	1,948	120
Colgate-Palmolive Co.	2,098	142
Costco Wholesale Corp.	580	163
Sysco Corp.	1,633	109
The Clorox Co.	860	137
The Kraft Heinz Co.	4,057	100
The Procter & Gamble Co.	3,748	424
Tyson Foods, Inc. Class A	1,424	97
Walgreens Boots Alliance, Inc.	4,704	215
Walmart, Inc.	4,592	495
		2,124
Energy (0.6%):
Chevron Corp.	1,647	154
ConocoPhillips	2,319	112
Exxon Mobil Corp.	6,444	331
Marathon Petroleum Corp.	2,228	106
Phillips 66	3,825	286
Valero Energy Corp.	4,416	293
		1,282
Financials (1.2%):
AGNC Investment Corp.	549	9
Annaly Capital Management, Inc.	1,459	13
Aon PLC	687	143
Capital One Financial Corp.	1,335	117
Cincinnati Financial Corp.	1,258	117
Citigroup, Inc.	2,282	145

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Discover Financial Services	1,533	$101
Fidelity National Financial, Inc.	2,869	111
Intercontinental Exchange, Inc.	1,541	137
JPMorgan Chase & Co.	2,023	235
Marsh & McLennan Cos., Inc.	1,296	137
MetLife, Inc.	2,651	113
MSCI, Inc.	511	152
Prudential Financial, Inc.	1,435	108
Regions Financial Corp.	7,395	100
S&P Global, Inc.	542	145
State Street Corp.	1,637	111
Synchrony Financial	3,539	103
T. Rowe Price Group, Inc.	1,103	130
The Allstate Corp.	1,236	130
The Bank of New York Mellon Corp.	2,693	107
The Hartford Financial Services Group, Inc.	2,191	109
U.S. Bancorp	2,619	122
Wells Fargo & Co.	3,799	155
		2,850
Health Care (1.9%):
AbbVie, Inc.	3,782	325
Amgen, Inc.	1,434	286
Anthem, Inc.	482	124
Biogen, Inc.(f)	948	292
Bristol-Myers Squibb Co.	5,459	322
Cardinal Health, Inc.	2,452	128
Cerner Corp.	1,821	126
CVS Health Corp.	2,067	122
Dentsply Sirona, Inc.	2,278	112
DexCom, Inc.(f)	605	167
Eli Lilly & Co.	1,259	159
Gilead Sciences, Inc.	2,264	157
HCA Healthcare, Inc.	903	115
Johnson & Johnson	3,511	472
McKesson Corp.	1,894	265
Medtronic PLC	1,575	159
Merck & Co., Inc.	4,539	348
Mettler-Toledo International, Inc.(f)	167	117
Pfizer, Inc.	4,946	165
ResMed, Inc.	851	135
Thermo Fisher Scientific, Inc.	524	153
Veeva Systems, Inc. Class A(f)	934	133
Waters Corp.(f)	559	109
Zoetis, Inc.	1,106	147
		4,638
Industrials (1.1%):
3M Co.	909	136
Arconic, Inc.	4,153	122
Cintas Corp.	495	132
Copart, Inc.(f)	1,449	122
Cummins, Inc.	721	109
Delta Air Lines, Inc.	2,105	97
Eaton Corp. PLC	1,417	129
General Dynamics Corp.	765	122
HEICO Corp. Class A	1,431	126
Illinois Tool Works, Inc.	805	135
Lockheed Martin Corp.	407	151
Northrop Grumman Corp.	417	137
Rockwell Automation, Inc.	658	121
Southwest Airlines Co.	2,275	105

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Teledyne Technologies, Inc.(f)	372	$125
The Boeing Co.	568	157
United Airlines Holdings, Inc.(f)	1,392	86
United Technologies Corp.	1,120	146
WW Grainger, Inc.	387	107
		2,365
Information Technology (2.6%):
Adobe, Inc.(f)	550	190
Apple, Inc.	5,990	1,636
Applied Materials, Inc.	4,665	271
Broadcom, Inc.	517	141
CDW Corp.	1,840	210
Cisco Systems, Inc.	3,979	159
Cognizant Technology Solutions Corp. Class A	2,135	130
Global Payments, Inc.	789	145
Hewlett Packard Enterprises Co.	8,058	103
Intel Corp.	3,510	195
International Business Machines Corp.	2,432	317
Intuit, Inc.	561	149
Keysight Technologies, Inc.(f)	1,277	121
KLA Corp.	756	116
Lam Research Corp.	954	280
Leidos Holdings, Inc.	1,320	135
Mastercard, Inc. Class A	1,468	426
Micron Technology, Inc.(f)	2,614	137
Microsoft Corp.(h)	3,339	541
NVIDIA Corp.	733	198
Oracle Corp.	6,219	308
TE Connectivity Ltd.	1,381	114
Texas Instruments, Inc.	1,303	149
VeriSign, Inc.(f)	683	130
		6,301
Materials (0.3%):
Air Products & Chemicals, Inc.	608	133
Celanese Corp., Series A	1,059	99
Hycroft Mining Corp.(f)(i)(j)	26,467	—	(k)
Linde PLC	779	149
LyondellBasell Industries NV Class A	2,810	201
Martin Marietta Materials, Inc.	470	107
The Sherwin-Williams Co.	245	127
		816
Real Estate (0.4%):
Alexandria Real Estate Equities, Inc.	114	17
American Tower Corp.	444	100
AvalonBay Communities, Inc.	140	28
Boston Properties, Inc.	155	20
Camden Property Trust	97	10
Crown Castle International Corp.	417	60
Digital Realty Trust, Inc.(g)	209	25
Duke Realty Corp.	362	12
Equinix, Inc.	85	49
Equity LifeStyle Properties, Inc.	173	12
Equity Residential	372	28
Essex Property Trust, Inc.	66	19
Extra Space Storage, Inc.	129	13
Federal Realty Investment Trust	75	9
Healthpeak Properties, Inc.	492	16
Host Hotels & Resorts, Inc.	731	11
Invitation Homes, Inc.	539	15

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Iron Mountain, Inc.	288	$9
Kimco Realty Corp.	423	7
Medical Properties Trust, Inc.	511	11
Mid-America Apartment Communities, Inc.	114	15
National Retail Properties, Inc.	164	8
Omega Healthcare Investors, Inc.	219	9
Prologis, Inc.	736	61
Public Storage	157	33
Realty Income Corp.	319	23
Regency Centers Corp.	168	10
SBA Communications Corp.	113	30
Simon Property Group, Inc.	309	38
SL Green Realty Corp.	83	7
Sun Communities, Inc.	91	14
UDR, Inc.	293	13
Ventas, Inc.	373	20
VEREIT, Inc.	1,057	9
VICI Properties, Inc.	462	12
Vornado Realty Trust	172	9
Welltower, Inc.	406	30
Weyerhaeuser Co.	746	19
WP Carey, Inc.	171	13
		844
Utilities (0.4%):
Duke Energy Corp.	1,577	145
Exelon Corp.	2,995	129
FirstEnergy Corp.	2,773	123
NextEra Energy, Inc.	684	173
Sempra Energy	925	129
The Southern Co.	2,337	141
		840
Total Common Stocks (Cost $27,272)		26,215

Preferred Stocks (1.1%)
Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/56	20,000	488

Consumer Staples (0.6%):
CHS, Inc., Series 1, cumulative redeemable, 7.88%(l)	32,000	863
Dairy Farmers of America, Inc., cumulative redeemable, 7.88%(a)(l)	5,000	480
		1,343
Financials (0.3%):
Delphi Financial Group, Inc., 4.88%(LIBOR03M+319bps), 5/15/37(b)(j)	27,414	658

Total Preferred Stocks (Cost $2,517)		2,489

Convertible Corporate Bonds (0.0%)(m)
Materials (0.0%):
Hycroft Mining Corp. PIK, 15.00%, 10/22/20 (i)(j)(q)	$841	25

Total Convertible Corporate Bond (Cost $838)		25

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Senior Secured Loans (0.2%)
Academy Ltd., 1st Lien Term Loan B, 5.66%(LIBOR01M+400bps), 7/2/22, Callable 4/8/20 @ 100(b)	$582	$461
Total Senior Secured Loans (Cost $504)		461

Corporate Bonds (11.0%)
Communication Services (0.2%):
Verizon Communications, Inc., 4.50%, 8/10/33	430	527

Consumer Discretionary (0.2%):
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	172	181
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100	143	151
		332

Consumer Staples (0.6%):
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	358	429
BAT Capital Corp., 2.79%, 9/6/24, Callable 8/6/24 @ 100	300	311
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100 (a)	161	164
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	350	367
		1,271

Energy (1.7%):
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	273	294
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29, Callable 5/18/29 @ 100 (a)	358	357
Diamondback Energy, Inc., 3.25%, 12/1/26, Callable 10/1/26 @ 100	215	218
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	350	332
Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100 (h)	650	1,034
Energy Transfer Operating LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	215	218
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	215	220
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100	700	645
EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100	87	65
National Oilwell Varco, Inc., 3.60%, 12/1/29, Callable 9/1/29 @ 100	286	293
Rockies Express Pipeline LLC, 4.80%, 5/15/30, Callable 2/15/30 @ 100 (a)	143	138
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75 (a)	143	142
Western Midstream Operating LP, 3.10%, 2/1/25, Callable 1/1/25 @ 100	151	151
		4,107

Financials (4.5%):
Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (a)	250	268
AmTrust Financial Services, Inc., 6.13%, 8/15/23	332	334
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 100 (h)	350	359
BancorpSouth Bank, 4.13%(LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	184	187
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	100	108
BMW US Capital LLC, 3.25%, 8/14/20 (a)(h)	700	705
Capital One NA, 2.15%, 9/6/22, Callable 8/6/22 @ 100	350	355
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	215	218
Cullen/Frost Capital Trust II, 3.46%(LIBOR03M+155bps), 3/1/34, Callable 4/9/20 @ 100 (b)	1,000	892
First Maryland Capital I, 2.83%(LIBOR03M+100bps), 1/15/27, Callable 4/9/20 @ 100 (b)	100	96

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	$500	$506
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	184	193
HSB Group, Inc., 2.74%(LIBOR03M+91bps), 7/15/27, Callable 4/9/20 @ 100 (b)	550	452
Hyundai Capital America, 3.75%, 7/8/21 (a)(h)	700	718
KeyCorp, 2.25%, 4/6/27, MTN	215	217
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	287	305
Nationwide Mutual Insurance Co., 4.18%(LIBOR03M+229bps), 12/15/24, Callable 4/9/20 @ 100 (a)(b)	1,100	1,099
PNC Bank NA, 2.70%, 10/22/29	1,000	1,037
Prudential Financial, Inc., 5.62%(LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	600	638
Signature Bank, 4.13%(LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	250	253
SunTrust Capital, 2.36%(LIBOR03M+67bps), 5/15/27, Callable 4/9/20 @ 100 (b)	1,000	953
Texas Capital Bank NA, 5.25%, 1/31/26	143	153
The Allstate Corp., 5.75%(LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	140	152
The PNC Financial Services Group, Inc., 2.55%, 1/22/30, Callable 10/24/29 @ 100	250	259
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	286	294
		10,751

Health Care (0.7%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100 (a)	287	303
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100	534	562
Duke University Health System, Inc., 2.60%, 6/1/30	105	112
HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	358	418
Laboratory Corp. of America Holdings, 2.95%, 12/1/29, Callable 9/1/29 @ 100	215	225
		1,620

Industrials (1.2%):
Ashtead Capital, Inc.
4.00%, 5/1/28, Callable 5/1/23 @ 102 (a)	51	52
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	38	39
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	215	215
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100 (a)	107	110
Continental Airlines Pass Through Trust, 6.25%, 4/11/20	102	103
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100	215	229
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100 (a)	143	147
Ryder System, Inc.
3.50%, 6/1/21, MTN (h)	700	716
2.90%, 12/1/26, Callable 10/1/26 @ 100, MTN	358	377
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	325	351
United Airlines Pass Through Trust, 2.90%, 11/1/29	300	312
		2,651

Information Technology (0.5%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	300	307
Keysight Technologies, Inc., 3.00%, 10/30/29, Callable 7/30/29 @ 100	263	277
Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	466	537
		1,121

Materials (0.2%):
Packaging Corp. of America, 3.00%, 12/15/29, Callable 9/15/29 @ 100	358	378

Real Estate (0.4%):
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	250	257

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Mid-America Apartments LP, 2.75%, 3/15/30, Callable 12/15/29 @ 100	$358	$373
SBA Tower Trust, 2.84%, 1/15/25 (a)	173	176
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	33	34
		840

Utilities (0.8%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	251	273
Alabama Power Co., 3.85%, 12/1/42	215	250
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/11/29 @ 100 (a)	367	380
DTE Electric Co., 2.25%, 3/1/30, Callable 12/1/29 @ 100	215	220
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	215	253
NextEra Energy Capital Holdings, Inc., 3.34%, 9/1/20	467	470
		1,846

Total Corporate Bonds (Cost $24,434)		25,444

Yankee Dollar (1.6%)
Consumer Staples (0.1%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	143	147

Energy (0.1%):
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100 (a)	123	129

Financials (1.1%):
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	700	752
Deutsche Bank AG, 3.96%(SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100 (b)	215	226
Newcrest Finance Pty Ltd., 4.45%, 11/15/21 (a)(h)	300	313
QBE Capital Funding III Ltd., 7.25%(USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a)(b)	250	264
Schahin II Finance Co. SPV Ltd., 5.88%, 9/25/22 (a) (n)(j)	912	59
Schahin II Finance Co. SPV Ltd. PIK, 8.00%, 5/25/20 (a)(i)(q)	25	23
Sumitomo Mitsui Financial Group, Inc., 2.45%, 9/27/24	1,000	1,029
		2,666

Industrials (0.1%):
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	300	316

Materials (0.2%):
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	214	210
Teck Resources Ltd., 6.13%, 10/1/35	230	274
		484

Total Yankee Dollar (Cost $4,258)		3,742

Municipal Bonds (1.1%)
Florida (0.1%):
County of Broward Florida Airport System Revenue, Series C, 2.50%, 10/1/28	143	152

Georgia (0.1%):
Athens Housing Authority Revenue, 2.42%, 12/1/26	305	322

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Michigan (0.1%):
Michigan Finance Authority Revenue, 3.08%, 12/1/34	$215	$240

New Jersey (0.1%):
New Jersey Economic Development Authority Revenue, Series NNN, 2.88%, 6/15/24	138	143
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	55	62
North Hudson Sewerage Authority Revenue, 2.88%, 6/1/28	72	78
		283
New York (0.1%):
New York State Dormitory Authority Revenue, Series B, 2.83%, 7/1/31	360	399
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	83	88
		487
Pennsylvania (0.3%):
State Public School Building Authority Revenue, 3.05%, 4/1/28	143	153
University of Pittsburgh-of The Commonwealth System of Higher Education Revenue
Series C, 2.53%, 9/15/31	145	159
Series C, 2.58%, 9/15/32	70	76
Series C, 2.63%, 9/15/33	145	159
		547
Texas (0.3%):
City of Houston Texas Combined Utility System Revenue, 3.72%, 11/15/28	180	213
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.81%, 5/15/29	145	156
State of Texas, GO, 3.00%, 4/1/28	215	242
		611
Total Municipal Bonds (Cost $2,440)		2,642

U.S. Government Agency Mortgages (11.1%)
Federal Home Loan Mortgage Corporation
Series K047 Class A2, 3.33%, 5/25/25 (c)	1,100	1,203
3.00%, 4/1/46	1,289	1,346
3.50%, 4/1/46	3,682	3,878
3.00%, 6/1/46	3,090	3,227
3.00%, 9/1/46	1,404	1,466
3.00%, 10/1/46	708	740
3.00%, 11/1/46	1,442	1,506
3.00%, 1/1/47	3,383	3,532
3.00%, 1/1/47	2,295	2,397
3.00%, 3/1/47	4,194	4,378
3.50%, 4/1/48	1,608	1,677
		25,350
Federal National Mortgage Association
Series 2016-M2 Class AV2, 2.15%, 1/25/23	314	321
Total U.S. Government Agency Mortgages (Cost $24,784)		25,671

U.S. Treasury Obligations (17.6%)
U.S. Treasury Bonds
3.13%, 8/15/44	700	904
3.00%, 8/15/48 (h)	1,000	1,301
3.38%, 11/15/48 (h)	1,000	1,391
2.38%, 11/15/49	1,000	1,166

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Notes
2.50%, 1/31/21 (h)	$2,000	$2,025
1.13%, 2/28/21	7,600	7,603
1.63%, 11/15/22	8,000	8,158
2.00%, 2/15/23	618	638
1.63%, 4/30/23	3,800	3,888
2.50%, 5/15/24	1,500	1,598
2.25%, 11/15/25	6,200	6,637
1.63%, 2/15/26	2,000	2,073
2.25%, 2/15/27	1,000	1,081
2.38%, 5/15/27 (h)	2,000	2,185
Total U.S. Treasury Obligations (Cost $38,454)		40,648

Exchange-Traded Funds (35.6%)
Invesco DB Commodity Index Tracking Fund(g)	22,900	312
Invesco FTSE RAFI Developed Markets ex-US ETF	45,661	1,712
Invesco FTSE RAFI Emerging Markets ETF	99,400	1,929
iShares 20+ Year Treasury Bond ETF	23,492	3,649
iShares Core MSCI EAFE ETF	52,010	3,039
iShares Core MSCI Emerging Markets ETF	85,807	4,180
iShares Core S&P 500 ETF	17,289	5,116
iShares Core S&P Small-Cap ETF	16,001	1,165
iShares Core U.S. Aggregate Bond ETF	16,396	1,906
iShares iBoxx High Yield Corporate Bond ETF(g)	19,000	1,635
iShares MSCI Canada ETF(g)	75,208	2,075
iShares MSCI United Kingdom ETF	44,000	1,289
Schwab Fundamental Emerging Markets Large Co. Index ETF	160,268	4,109
Schwab Fundamental International Large Co. Index ETF	237,343	5,998
Schwab Fundamental International Small Co. Index ETF	50,100	1,424
SPDR S&P Emerging Markets Smallcap ETF	7,496	312
U.S. Commodity Index Fund	5,900	184
VanEck Vectors Gold Miners ETF	64,719	1,697
VanEck Vectors Junior Gold Miners ETF	8,800	317
Vanguard FTSE All-World ex-US ETF	9,278	450
Vanguard FTSE Developed Markets ETF	124,635	4,919
Vanguard FTSE Europe ETF	214,445	11,208
Vanguard Mortgage-Backed Securities ETF	63,300	3,411
Vanguard Real Estate ETF	47,629	4,159
Vanguard S&P 500 ETF (h)	17,729	4,818
Vanguard Short-Term Bond ETF	5,000	410
Vanguard Small-Cap Value ETF(g)	27,400	3,260
Vanguard Total Bond Market ETF	68,118	5,910
Vanguard Total Stock Market ETF(h)	4,350	654
WisdomTree Emerging Markets SmallCap Dividend Fund	5,259	219
Xtrackers USD High Yield Corporate Bond ETF(g)	8,000	393
Total Exchange-Traded Funds (Cost $81,808)		81,859

Affiliated Exchange-Traded Funds (0.2%)
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	9,770	385
Total Affiliated Exchange-Traded Funds (Cost $469)		385

Commercial Paper (3.1%)
Alliant Energy, 2.25%, 3/3/20 (a)(o)	$1,000	1,000
Can Pacific Railway, 2.04%, 3/5/20 (a)(o)	600	600
CenterPoint Energy, Inc., 2.01%, 3/5/20 (a)(o)	700	700

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Kentucky Utilities Co., 2.25%, 3/3/20 (a)(o)	$1,000	$1,000
Nissan Motor Acceptance Corp., 2.53%, 3/2/20 (a)(o)	1,000	1,000
Public Service Enterprise, 2.53%, 3/2/20 (a)(o)	850	850
Spire, Inc., 2.12%, 3/4/20 (a)(o)	1,000	1,000
Wisconsin Power & Light Co., 2.11%, 3/3/20 (a)(o)	1,000	999
Total Commercial Paper (Cost $7,149)		7,149

Collateral for Securities Loaned^ (2.0%)
HSBC U.S. Government Money Market Fund, I Shares, 1.52%(p)	4,725,655	4,726
Total Collateral for Securities Loaned (Cost $4,726)		4,726
Total Investments (Cost $231,177) — 101.1%		233,186
Liabilities in excess of other assets — (1.1)%		(2,515)
NET ASSETS - 100.00%		$230,671

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid, unless otherwise noted, based upon procedures approved by the Board of Trustees. As of February 29, 2020, the fair value of these securities was $21,861 thousands and amounted to 9.5% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of February 29, 2020.
(c)	The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at February 29, 2020.
(d)	Security purchased on a when-issued basis.
(e)	Security is interest only.
(f)	Non-income producing security.
(g)	All or a portion of this security is on loan.
(h)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(i)	Security was valued using significant unobservable inputs as of February 28, 2019.
(j)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of February 29, 2020, illiquid securities were 0.3% of the Fund's net assets.
(k)	Rounds to less than $1 thousand.
(l)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(m)	Amount represents less than 0.05% of net assets.
(n)	Defaulted security.
(o)	Rate represents the effective yield at February 29, 2020.
(p) (q)	Rate disclosed is the daily yield on February 29, 2020. All of the coupon is paid-in-kind.

bps—Basis points
ETF—Exchange-Traded Fund
GO—General Obligation
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of February 29, 2020, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of February 29, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PIK—Payment in-kind
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
USSW10—USD 10 Year Swap Rate, rate disclosed as of February 29, 2020

Affiliated Holdings	Fair Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 2/29/2020	Dividend Income
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	$415	$-	$-	$-	$(30)	$385	$-

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Emerging Markets Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.8%)

Brazil (7.7%):

Consumer Discretionary (1.0%):
Afya Ltd. Class A (a)	13,069	$311
Construtora Tenda SA	158,100	1,240
Cyrela Brazil Realty SA Empreendimentos e Participacoes	434,400	2,898
Grupo SBF SA (a)	233,800	2,279
Tupy SA	102,900	504
		7,232

Consumer Staples (0.2%):
Ambev SA, ADR	354,130	1,137

Energy (0.6%):
Enauta Participacoes SA	99,200	295
Petroleo Brasileiro SA, ADR	326,045	3,945
		4,240

Financials (2.3%):
Banco Bradesco SA, ADR	1,093,869	7,416
Banco do Brasil SA	834,595	8,747
		16,163

Health Care (0.5%):
Notre Dame Intermedica Participacoes SA	27,800	393
Qualicorp Consultoria e Corretora de Seguros SA	392,100	3,004
		3,397

Industrials (1.0%):
CCR SA	863,720	3,155
Cia de Locacao das Americas	546,600	2,587
Iochpe Maxion SA	63,400	276
JSL SA	175,900	1,090
		7,108

Information Technology (0.6%):
Cielo SA, ADR	856,265	1,387
Pagseguro Digital Ltd. Class A (a)	90,700	2,845
		4,232

Materials (0.3%):
Klabin SA	514,600	2,216

Real Estate (0.5%):
Aliansce Sonae Shopping Centers SA	352,616	3,602
BR Malls Participacoes SA	78,300	286
		3,888

Utilities (0.7%):
Cia de Saneamento Do Parana	22,800	513
Eneva SA (a)	74,800	715
Neoenergia SA	577,800	3,082
Omega Geracao SA (a)	43,500	377
		4,687

		54,300
Canada (0.5%):

Materials (0.5%):
First Quantum Minerals Ltd.	427,124	3,157

China (30.0%):

Communication Services (7.1%):
Baidu, Inc., ADR (a)	26,519	3,182
Momo, Inc., ADR	59,622	1,676
NetEase, Inc., ADR	29,260	9,325

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Tencent Holdings Ltd.	695,900	$35,288
		49,471

Consumer Discretionary (8.0%):
Alibaba Group Holding Ltd., ADR (a)	184,193	38,312
Gree Electric Appliances, Inc. of Zhuhai Class A	282,800	2,442
Hisense Home Appliances Group Co. Ltd. Class H	288,000	287
Huayu Automotive Systems Co. Ltd. Class A	608,300	2,489
JD.com, Inc., ADR (a)	118,623	4,568
Meituan Dianping Class B (a)	161,600	2,085
New Oriental Education & Technology Group, Inc., ADR (a)	30,085	3,848
Tianneng Power International Ltd.	366,000	273
Tongcheng-Elong Holdings Ltd. (a)	1,272,000	1,971
		56,275

Consumer Staples (1.7%):
Ausnutria Dairy Corp. Ltd.	1,122,000	1,834
China Mengniu Dairy Co. Ltd.	781,000	2,854
China Modern Dairy Holdings Ltd. (a)	2,405,000	293
Wuliangye Yibin Co. Ltd. Class A	392,495	6,865
		11,846

Energy (1.4%):
China Oilfield Services Ltd. Class H	1,946,000	2,544
China Shenhua Energy Co. Ltd. Class H	1,596,000	2,806
CNOOC Ltd., ADR	32,233	4,459
Hilong Holdings Ltd.	3,523,000	322
		10,131

Financials (5.6%):
China Construction Bank Corp. Class H	18,777,000	15,440
China Galaxy Securities Co. Ltd. Class H	6,513,000	3,686
China Merchants Bank Co. Ltd. Class H	1,036,000	4,984
Ping An Insurance Group Co. of China Ltd.	1,305,500	14,874
		38,984

Health Care (0.4%):
China Animal Healthcare Ltd. (a)(b)(c)	1,673,000	—(d)
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	404,000	527
Sinopharm Group Co. Ltd. Class H	550,400	1,729
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (e)	101,800	631
		2,887

Industrials (1.9%):
China Lesso Group Holdings Ltd.	454,000	693
China State Construction International Holdings Ltd.	4,436,538	3,648
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	4,262,200	3,596
ZTO Express Cayman, Inc., ADR	220,631	5,176
		13,113

Information Technology (1.6%):
Beijing Sinnet Technology Co. Ltd. Class A	687,300	2,511
Chinasoft International Ltd. (f)	720,000	453
Kingdee International Software Group Co. Ltd.	1,631,000	2,144
Venustech Group, Inc. Class A	457,900	2,767
Xinyi Solar Holdings Ltd.	4,578,000	3,683
		11,558

Materials (1.5%):
Anhui Conch Cement Co. Ltd. Class H	1,039,000	7,782
Hengli Petrochemical Co. Ltd. Class A	1,241,100	2,671
		10,453

Real Estate (0.8%):
China SCE Group Holdings Ltd.	5,126,132	2,839
Sunac China Holdings Ltd.	476,000	2,666
		5,505

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Utilities (0.0%):(g)
China Tian Lun Gas Holdings Ltd.	409,500	$338
		210,561
Colombia (0.7%):

Financials (0.7%):
Bancolombia SA, ADR	98,076	4,657

Cyprus (0.1%)

Financials (0.1%)
TCS Group Holding PLC, GDR	15,753	345

Egypt (0.5%):

Communication Services (0.1%):
Telecom Egypt Co.	641,983	506

Financials (0.4%):
Commercial International Bank Egypt SAE, GDR	558,404	2,716
Credit Agricole Egypt SAE	128,928	346
		3,062

		3,568
Greece (0.4%):

Communication Services (0.3%):
Hellenic Telecommunications Organization SA	164,854	2,345

Industrials (0.0%):(g)
Mytilineos Holdings SA	29,433	224

Utilities (0.1%):
Terna Energy SA	58,977	493

		3,062
Hong Kong (5.5%):

Communication Services (0.7%):
China Mobile Ltd., ADR	112,896	4,495
NetDragon Websoft Holdings Ltd.	172,000	482
		4,977

Consumer Discretionary (1.1%):
Geely Automobile Holdings Ltd.	1,614,000	2,949
TCL Electronics Holdings Ltd. (a)	572,000	318
Techtronic Industries Co. Ltd.	524,500	4,352
		7,619

Consumer Staples (0.1%):
Vinda International Holdings Ltd.	173,000	447

Energy (1.7%):
CNOOC Ltd.	6,794,303	9,452
Kunlun Energy Co. Ltd.	3,862,000	2,733
		12,185

Financials (0.0%):(g)
Far East Horizon Ltd.	377,000	334

Health Care (0.5%):
CSPC Pharmaceutical Group Ltd.	1,514,000	3,529

Industrials (0.1%):
Sinotruk Hong Kong Ltd.	223,500	435

Information Technology (0.3%):
Kingboard Laminates Holdings Ltd.	2,220,000	2,270

Materials (0.2%):
China Resources Cement Holdings Ltd.	536,000	689

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Nine Dragons Paper Holdings Ltd.	409,000	$491
		1,180
Real Estate (0.7%):
China Overseas Grand Oceans Group Ltd.	610,000	427
Shimao Property Holdings Ltd.	1,150,000	4,215
		4,642

Utilities (0.1%):
Canvest Environmental Protection Group Co. Ltd.	712,000	345
China Water Affairs Group Ltd. (f)	432,000	347
		692

		38,310
Hungary (0.5%):

Financials (0.4%):
OTP Bank Nyrt	72,967	3,211

Health Care (0.1%):
Richter Gedeon Nyrt	24,451	499

		3,710
India (10.4%):

Consumer Discretionary (1.0%):
Aditya Birla Fashion and Retail Ltd. (a)	521,172	1,828
Bajaj Auto Ltd.	73,936	2,977
Crompton Greaves Consumer Electricals Ltd.	86,089	335
The Indian Hotels Co. Ltd.	680,819	1,279
Trident Ltd.	6,311,818	487
		6,906

Consumer Staples (0.6%):
Hindustan Unilever Ltd.	108,405	3,276
Kaveri Seed Co. Ltd.	71,646	426
Varun Beverages Ltd.	46,058	522
		4,224

Energy (1.8%):
Petronet LNG Ltd.	610,922	2,091
Reliance Industries Ltd.	555,976	10,324
		12,415

Financials (3.5%):
Axis Bank Ltd., GDR	121,171	5,784
Axis Bank Ltd.	322,944	3,146
Cholamandalam Investment and Finance Co. Ltd.	540,417	2,308
City Union Bank Ltd.	121,034	363
Federal Bank Ltd.	263,294	316
Housing Development Finance Corp. Ltd.	125,975	3,823
ICICI Bank Ltd., ADR	429,983	5,964
Multi Commodity Exchange of India Ltd.	101,313	1,806
Muthoot Finance Ltd.	63,620	784
Power Finance Corp. Ltd.	331,346	505
		24,799

Health Care (0.3%):
Alembic Pharmaceuticals Ltd.	48,968	429
Granules India Ltd.	344,216	758
Ipca Laboratories Ltd.	37,975	721
		1,908

Industrials (0.1%):
Engineers India Ltd.	196,524	192
Escorts Ltd.	41,761	456
PNC Infratech Ltd.	168,270	403
		1,051

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (1.8%):
HCL Technologies Ltd.	568,378	$4,228
Infosys Technologies Ltd., ADR	426,560	4,295
Tata Consultancy Services Ltd.	137,509	3,812
		12,335
Materials (1.2%):
APL Apollo Tubes Ltd.	16,975	458
Berger Paints India Ltd.	331,131	2,610
Birla Corp. Ltd.	61,462	592
Coromandel International Ltd.	47,470	406
HeidelbergCement India Ltd.	213,476	600
UltraTech Cement Ltd.	43,842	2,583
UPL Ltd.	185,366	1,340
		8,589
Utilities (0.1%):
CESC Ltd.	34,064	307
Gujarat Gas Ltd.	143,365	552
		859

		73,086
Indonesia (2.9%):

Communication Services (0.4%):
Media Nusantara Citra Tbk PT	3,468,100	315
Telekomunikasi Indonesia Persero Tbk PT, ADR	114,900	2,786
		3,101
Consumer Discretionary (0.0%):(g)
Mitra Adiperkasa Tbk PT	4,538,100	255

Financials (1.8%):
Bank Mandiri Persero Tbk PT	7,286,690	3,792
Bank Negara Indonesia Persero Tbk PT	5,788,900	2,901
Bank Rakyat Indonesia Persero Tbk PT	15,478,800	4,628
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (a)	4,964,800	1,314
		12,635

Industrials (0.4%):
Wijaya Karya Persero Tbk PT	19,993,000	2,694
		2,694
Materials (0.3%):
Indocement Tunggal Prakarsa Tbk PT	1,657,200	1,776
		20,461
Jersey (0.1%):

Information Technology (0.1%):
WNS Holdings Ltd., ADR (a)	11,335	746

Korea, Republic Of (12.9%):

Communication Services (1.1%):
AfreecaTV Co. Ltd.	6,432	293
Innocean Worldwide, Inc.	28,189	1,562
NCSoft Corp.	11,092	5,933
		7,788

Consumer Discretionary (1.3%):
F&F Co. Ltd.	5,328	416
GS Home Shopping, Inc.	2,282	234
Hyundai Mobis Co. Ltd.	35,711	6,245
Kia Motors Corp.	45,364	1,370
SL Corp.	20,761	256
Youngone Corp.	13,889	365
		8,886

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Staples (0.4%):
KT&G Corp.	25,058	$1,745
Maeil Dairies Co. Ltd.	10,793	726
		2,471
Energy (0.3%):
SK Innovation Co. Ltd.	22,228	2,106

Financials (0.6%):
Hana Financial Group, Inc.	70,827	1,835
KIWOOM Securities Co. Ltd.	6,500	357
Shinhan Financial Group Co. Ltd.	85,563	2,290
		4,482

Health Care (0.5%):
Hanmi Pharm Co. Ltd. (a)	13,016	2,803
Seegene, Inc. (a)	22,628	694
Value Added Technology Co. Ltd.	16,596	356
		3,853

Industrials (0.5%):
Hyundai Glovis Co. Ltd.	4,983	508
KEPCO Plant Service & Engineering Co. Ltd.	15,901	437
Samsung Engineering Co. Ltd. (a)	202,514	2,362
		3,307

Information Technology (8.1%):
Douzone Bizon Co. Ltd.	45,927	3,308
NHN KCP Corp.	18,646	469
Partron Co. Ltd.	46,748	351
Samsung Electro-Mechanics Co. Ltd.	49,253	5,206
Samsung Electronics Co. Ltd.	735,454	33,123
SFA Engineering Corp.	20,119	622
SK Hynix, Inc.	189,467	14,008
		57,087

Materials (0.1%):
Korea Petrochemical Ind Co. Ltd.	2,411	172
Soulbrain Co. Ltd.	9,325	683
		855

		90,835
Luxembourg (0.1%):

Communication Services (0.1%)
Play Communications SA (e)	40,032	315

Materials (0.0%):(g)
Ternium SA, ADR	17,617	312
		627
Malaysia (0.4%):

Communication Services (0.1%):
TIME dotCom BHD	193,000	428

Consumer Discretionary (0.0%):(g)
Padini Holdings BHD	357,800	258

Energy (0.1%):
Serba Dinamik Holdings BHD	1,051,390	555

Health Care (0.0%):(g)
Supermax Corp. BHD	813,600	310

Industrials (0.0%):(g)
Sime Darby BHD	635,900	304

Information Technology (0.1%):
V.S. Industry BHD	1,594,500	493

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (0.0%):(g)
Scientex BHD	142,000	$305

Real Estate (0.1%):
Eco World Development Group BHD (a)	2,769,800	424
		3,077
Mexico (2.8%):

Communication Services (0.6%):
America Movil SAB de CV, Series L, ADR	252,321	4,007

Consumer Discretionary (0.2%):
Alsea SAB de CV (a)	794,540	1,612

Consumer Staples (0.4%):
Kimberly-Clark de Mexico SAB de CV, Series A	1,075,300	2,036
La Comer SAB de CV (a)	375,752	446
		2,482

Energy (0.0%):(g)
Vista Oil & Gas SAB de CV, ADR (a)	48,674	303

Financials (0.6%):
Banco del Bajio SA (e)	198,181	309
Credito Real SAB de CV SOFOM ER	302,714	323
Gentera SAB de CV	1,858,713	1,784
Grupo Financiero Banorte SAB de CV	293,300	1,590
		4,006

Industrials (0.3%):
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	184,558	1,855
Grupo Aeroportuario del Centro Norte SAB de CV	90,672	596
		2,451

Materials (0.3%):
Grupo Cementos de Chihuahua SAB de CV	75,078	374
Grupo Mexico SAB de CV, Series B	817,500	1,928
		2,302

Real Estate (0.4%):
Concentradora Fibra Danhos SA de CV	328,477	459
Corp Inmobiliaria Vesta SAB de CV	1,184,366	1,880
Prologis Property Mexico SA de CV (f)	151,541	320
		2,659

		19,822
Peru (0.5%):

Financials (0.5%):
Credicorp Ltd.	19,460	3,528

Philippines (0.9%):

Consumer Discretionary (0.0%):(g)
Bloomberry Resorts Corp.	1,599,900	256

Financials (0.7%):
BDO Unibank, Inc.	1,221,990	3,342
Metropolitan Bank & Trust Co.	1,641,120	1,811
		5,153

Industrials (0.1%)
Cebu Air, Inc.	226,960	328

Materials (0.0%):(g)
Nickel Asia Corp.	4,317,000	186

Real Estate (0.1%)
Vista Land & Lifescapes, Inc.	2,294,300	284
		6,207

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Poland (0.2%):

Energy (0.2%):
Grupa Lotos SA	93,511	$1,430

Portugal (0.3%):

Consumer Staples (0.3%):
Jeronimo Martins SGPS SA	120,296	2,126

Qatar (0.1%)

Energy (0.1%)
Qatar Gas Transport Co. Ltd.	576,061	340

Russian Federation (4.5%):

Communication Services (0.8%):
Mobile TeleSystems PJSC, ADR	312,500	3,031
Yandex NV Class A (a)	57,700	2,343
		5,374

Energy (1.6%):
Gazprom PJSC, ADR	189,740	1,161
LUKOIL PJSC, ADR	112,364	9,702
TMK PJSC	380,140	297
		11,160

Financials (1.6%):
Sberbank of Russia PJSC	2,488,489	8,812
Sberbank of Russia PJSC, ADR	189,390	2,695
		11,507

Materials (0.5%):
MMC Norilsk Nickel PJSC, ADR	123,046	3,731
		31,772
Saudi Arabia (0.8%):

Consumer Discretionary (0.2%):
Leejam Sports Co. JSC	82,644	1,632
		1,632
Financials (0.4%):
Arab National Bank	397,009	2,660

Industrials (0.2%):
Saudi Industrial Services Co.	185,390	1,134
		5,426
South Africa (1.9%):

Communication Services (0.5%):
Naspers Ltd.	23,833	3,728

Consumer Staples (0.4%):
The SPAR Group Ltd.	236,122	2,538

Energy (0.0%):(g)
Exxaro Resources Ltd.	48,987	355

Financials (0.8%):
Liberty Holdings Ltd.	208,216	1,270
Nedbank Group Ltd.	185,481	2,122
Standard Bank Group Ltd.	227,978	2,192
		5,584
Materials (0.1%):
African Rainbow Minerals Ltd.	65,773	593

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Impala Platinum Holdings Ltd. (a)	42,537	$346
		939

Real Estate (0.1%):
Resilient REIT Ltd.	120,044	451
		13,595
Taiwan (10.0%):

Communication Services (0.1%):
International Games System Co. Ltd.	23,000	451

Consumer Discretionary (0.2%):
Fulgent Sun International Holding Co. Ltd.	80,000	279
Johnson Health Tech Co. Ltd.	122,000	277
Merida Industry Co. Ltd.	110,000	529
Poya International Co. Ltd.	21,000	326
		1,411

Financials (1.3%):
Chailease Holding Co. Ltd.	637,927	2,374
Fubon Financial Holding Co. Ltd.	1,664,000	2,409
King’s Town Bank Co. Ltd.	402,000	484
Yuanta Financial Holding Co. Ltd.	6,523,000	4,079
		9,346

Health Care (0.1%):
TaiDoc Technology Corp.	91,000	457

Industrials (0.8%):
Chicony Power Technology Co. Ltd.	297,000	570
Hiwin Technologies Corp.	365,000	3,543
Kung Long Batteries Industrial Co. Ltd.	133,000	649
Sunonwealth Electric Machine Industry Co. Ltd.	265,000	339
Teco Electric & Machinery Co. Ltd.	566,000	495
		5,596

Information Technology (7.4%):
Accton Technology Corp.	116,000	612
Chilisin Electronics Corp.	510,000	1,747
Chipbond Technology Corp.	238,000	453
Elan Microelectronics Corp.	194,000	520
FLEXium Interconnect, Inc.	83,000	302
Globalwafers Co. Ltd.	372,000	4,814
Hon Hai Precision Industry Co. Ltd., GDR	432,046	2,172
King Yuan Electronics Co. Ltd.	549,000	580
Largan Precision Co. Ltd.	12,406	1,755
MediaTek, Inc.	152,000	1,767
Micro-Star International Co. Ltd.	1,106,000	3,238
Parade Technologies Ltd.	24,000	517
Powertech Technology, Inc.	91,000	298
Radiant Opto-Electronics Corp.	163,000	516
Silicon Motion Technology Corp., ADR	86,699	3,227
Simplo Technology Co. Ltd.	51,000	468
Sinbon Electronics Co. Ltd.	205,000	870
Taiwan Semiconductor Manufacturing Co. Ltd.	1,684,000	17,363
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	112,500	6,057
Tripod Technology Corp.	172,000	617
Unimicron Technology Corp.	361,000	463
Walsin Technology Corp.	568,000	3,887
		52,243

Real Estate (0.1%):
Chong Hong Construction Co. Ltd.	195,000	524
		70,028

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Thailand (1.2%):
Communication Services (0.5%):
Advanced Info Service PCL	281,900	$1,810
Plan B Media PCL Class R	10,756,600	1,775
		3,585
Consumer Discretionary (0.0%):(g)
Somboon Advance Technology PCL	546,800	232

Financials (0.1%):
Bangkok Life Assurance PCL Class R	527,800	262
Thanachart Capital PCL	204,000	345
		607

Industrials (0.3%):
Gunkul Engineering PCL	21,508,300	1,694

Materials (0.3%):
Tipco Asphalt PCL	3,609,000	2,178
		8,296
Turkey (1.2%):

Communication Services (0.3%):
Turk Telekomunikasyon AS (a)	1,769,232	2,145

Consumer Discretionary (0.4%):
Dogus Otomotiv Servis ve Ticaret AS	271,575	422
Tofas Turk Otomobil Fabrikasi AS	494,632	2,113
		2,535

Consumer Staples (0.1%):
Coca-Cola Icecek AS	65,326	472

Industrials (0.4%):
KOC Holding AS, ADR	199,980	2,800
Tekfen Holding AS (f)	127,032	304
		3,104

Materials (0.0%) (g):
Anadolu Cam Sanayi AS	631,551	385
		8,641
United Kingdom (0.7%):

Consumer Staples (0.2%):
Unilever NV	31,462	1,661

Materials (0.5%):
Anglo American PLC	52,413	1,233
Antofagasta PLC	203,964	2,015
		3,248
		4,909
Total Common Stocks (Cost $580,099)		686,622

Preferred Stocks (0.4%)
Brazil (0.4%):

Financials (0.1%)
Banco do Estado do Rio Grande do Sul SA	82,100	333

Industrials (0.3%):
Randon SA Implementos e Participacoes	875,300	2,287

		2,620
Total Preferred Stocks (Cost $2,799)		2,620

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Rights (0.0%)(g)

Mexico (0.0%):

Real Estate (0.0%):
Prologis Property Mexico Expires 03/05/20 @ $—(a)(b)	47,698	$	—(d)
Total Rights (Cost $–)			–

Exchange-Traded Funds (0.1%)
United States (0.1%):

iShares MSCI Emerging Markets Small-Cap ETF	22,453		915

Total Exchange-Traded Funds (Cost $923)			915

Collateral for Securities Loaned^ (0.4%)
United States (0.4%):
HSBC U.S. Government Money Market Fund, I Shares, 1.52%(h)	2,630,477		2,630
Total Collateral for Securities Loaned (Cost $2,630)			2,630

Total Investments (Cost $586,451) — 98.7%			692,787
Other assets in excess of liabilities — 1.3%			8,969
NET ASSETS - 100.00%			$701,756

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of February 29, 2020, illiquid securities were 0.0% of the Fund’s net assets.
(c)	Security was valued using significant unobservable inputs as of February 29, 2020.
(d)	Rounds to less than $1 thousand.
(e)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid, unless noted otherwise, based upon procedures approved by the Board of Trustees. As of February 29, 2020, the fair value of these securities was $1,255 (thousands) and amounted to 0.2% of net assets.
(f)	All or a portion of this security is on loan.
(g)	Amount represents less than 0.05% of net assets.
(h)	Rate disclosed is the daily yield on February 29, 2020.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company
REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Government Securities Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Asset Backed Securities (4.0%)
Goal Capital Funding Trust, Series 2005-2 Class A4, 1.88%(LIBOR03M+20bps), 8/25/44, Callable 8/25/20 @ 100(a)	$7,411	$7,205

Montana Higher Education Student Assistance Corp., Series 2012-1 Class A2, 2.65%(LIBOR01M+100bps), 5/20/30, Callable 12/20/29 @ 100(a)	6,974	6,994

Navient Student Loan Trust, Series 2019-1 Class A1, 1.96%(LIBOR01M+33bps), 12/27/67, Callable 11/25/31 @ 100(a)(b)	1,989	1,989

Navient Student Loan Trust, Series 2014-1 Class A3, 2.14%(LIBOR01M+51bps), 6/25/31, Callable 7/25/30 @ 100(a)	2,618	2,576

Navient Student Loan Trust, Series 2016-2 Class A2, 2.68%(LIBOR01M+105bps), 6/25/65, Callable 9/25/31 @ 100(a)(b)	1,029	1,035

Nelnet Student Loan Trust, Series 2006-3 Class B, 2.20%(LIBOR03M+25bps), 6/25/41, Callable 9/25/24 @ 100(a)	2,929	2,727

Nelnet Student Loan Trust, Series 2015-3 Class A2, 2.23%(LIBOR01M+60bps), 2/27/51, Callable 11/25/34 @ 100(a)(b)	4,500	4,474

PHEAA Student Loan Trust, Series 2011-1 Class A1, 3.05%(LIBOR03M+110bps), 6/25/38, Callable 12/25/28 @ 100(a)(b)	2,594	2,616

SLC Student Loan Trust, Series 2005-3 Class A4, 2.04%(LIBOR03M+15bps), 12/15/39, Callable 3/15/28 @ 100(a)	7,000	6,646

SLM Student Loan Trust, Series 2006-4 Class B, 1.99%(LIBOR03M+20bps), 1/25/70, Callable 1/25/32 @ 100(a)	4,380	4,104

SLM Student Loan Trust, Series 2013-6 Class A3, 2.28%(LIBOR01M+65bps), 6/25/55, Callable 4/25/28 @ 100(a)	3,379	3,363

SunTrust Student Loan Trust, Series 2006-1A Class B, 2.07%(LIBOR03M+27bps), 10/28/37, Callable 7/28/26 @ 100(a)(b)	1,223	1,088

Total Asset Backed Securities (Cost $45,045)		44,817

Municipal Bonds (3.7%)
Connecticut (0.5%):
State of Connecticut, GO, 2.92%, 8/1/23	5,000	5,312

Kansas (0.3%):
Kansas Development Finance Authority Revenue, Series H, 3.94%, 4/15/26	3,000	3,432

New York (1.3%):
New York City Transitional Finance Authority Future Tax Secured Revenue, Series A3, 2.85%, 8/1/24	9,530	10,285
The Port Authority of New York & New Jersey Revenue, Series 187, 2.53%, 10/15/20	5,000	5,034
		15,319
Texas (1.6%):
City of Abilene, GO
2.41%, 2/15/26	1,715	1,811
2.54%, 2/15/27	1,195	1,273
2.64%, 2/15/29	1,000	1,075
City of Houston Texas Combined Utility System Revenue, 3.72%, 11/15/28	1,530	1,814
City of Houston, Texas Combined Utility System Revenue, 3.82%, 11/15/29, Continuously Callable @100	3,000	3,566
Texas Public Finance Authority State of Texas, GO
Series C, 2.83%, 10/1/25	3,000	3,272

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Government Securities Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series C, 3.01%, 10/1/26, Continuously Callable @100	$4,000	$4,382
		17,193
Total Municipal Bonds (Cost $37,809)		41,256

U.S. Government Agency Mortgages (64.8%)
Federal Home Loan Mortgage Corporation
Series K011 Class A2, 4.08%, 11/25/20 (c)	2,829	2,848
5.00%, 1/1/21	17	17
Series K715 Class A2, 2.86%, 1/25/21	4,864	4,882
Series K019 Class A2, 2.27%, 3/25/22	2,231	2,261
Series K026 Class A1, 1.69%, 4/25/22	1,665	1,667
Series K720 Class A2, 2.72%, 6/25/22	4,000	4,108
Series K022 Class A2, 2.36%, 7/25/22	3,000	3,072
Series K023 Class A2, 2.31%, 8/25/22	10,000	10,232
Series K026 Class A2, 2.51%, 11/25/22	5,000	5,151
Series K027 Class A2, 2.64%, 1/25/23	5,000	5,175
Series K029 Class A2, 3.32%, 2/25/23 (c)	3,000	3,164
Series K722 Class A2, 2.41%, 3/25/23	3,000	3,088
Series K725 Class A2, 3.00%, 1/25/24	5,000	5,299
Series K037 Class A2, 3.49%, 1/25/24	10,030	10,788
Series K038 Class A2, 3.39%, 3/25/24	3,000	3,229
Series K727 Class A2, 2.95%, 7/25/24	20,000	21,193
Series K052 Class A1, 2.60%, 1/25/25	2,891	2,982
Series K045 Class A2, 3.02%, 1/25/25	3,000	3,220
Series K730 Class A2, 3.59%, 1/25/25	5,000	5,474
Series K048 Class A2, 3.28%, 6/25/25 (c)	10,000	10,915
Series K056 Class A1, 2.20%, 7/25/25	4,231	4,356
Series K049 Class A2, 3.01%, 7/25/25	4,000	4,320
Series KC02 Class A2, 3.37%, 7/25/25	30,000	32,931
Series K733 Class A2, 3.75%, 8/25/25	15,000	16,793
Series K051 Class A2, 3.31%, 9/25/25	20,000	21,944
Series K733 Class AM, 3.75%, 9/25/25	5,000	5,591
Series KIR1 Class A2, 2.85%, 3/25/26	7,709	8,333
Series K056 Class A2, 2.53%, 5/25/26	5,000	5,316
Series K057 Class A2, 2.57%, 7/25/26	17,000	18,137
Series K058 Class A2, 2.65%, 8/25/26	5,000	5,366
Series K061 Class A1, 3.01%, 8/25/26	2,257	2,392
Series 3987 Class A, 2.00%, 9/15/26	1,467	1,473
Series K059 Class A2, 3.12%, 9/25/26 (c)	4,500	4,949
Series K061 Class A2, 3.35%, 11/25/26 (c)	4,000	4,460
Series K066 Class A2, 3.12%, 6/25/27	3,000	3,319
Series K067 Class A2, 3.19%, 7/25/27	9,274	10,319
Series K069 Class A2, 3.19%, 9/25/27 (c)	2,879	3,203
Series K071 Class A2, 3.29%, 11/25/27	5,000	5,605
Series K076 Class A2, 3.90%, 4/25/28	7,000	8,161
Series K080 Class A2, 3.93%, 7/25/28 (c)	30,000	35,158
Series K081 Class A2, 3.90%, 8/25/28 (c)	13,000	15,234
Series K082 Class A2, 3.92%, 9/25/28 (c)	5,000	5,865
Series K084 Class A2, 3.78%, 10/25/28 (c)	10,000	11,608
Series K085 Class A2, 4.06%, 10/25/28 (c)	9,706	11,473
3.00%, 3/1/32	4,514	4,698
3.00%, 2/1/33	6,910	7,190
3.00%, 9/1/33	5,218	5,414
3.00%, 10/1/33	7,534	7,817
3.50%, 10/1/33	16,424	17,210
4.00%, 10/1/33	9,626	10,130
5.50%, 12/1/35	487	555
Series 3134 Class FA, 1.96%(LIBOR01M+30bps), 3/15/36 (a)	729	725

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Government Securities Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.00%, 9/1/40	$1,214	$1,320
Series 4023 Class PF, 2.21%(LIBOR01M+55bps), 10/15/41 (a)	1,040	1,043
3.50%, 5/1/42	4,839	5,158
3.00%, 6/1/42	4,013	4,211
4.00%, 7/1/48	13,050	13,783
3.50%, 8/1/48	7,001	7,301
4.00%, 8/1/48	3,184	3,364
4.50%, 9/1/48	4,860	5,208
Series K078 Class A2, 3.85%, 6/25/51	12,500	14,554
		464,752
Federal National Mortgage Association
3.50%, 5/1/21	252	254
2.63%, 9/1/21	10,000	10,112
2.42%, 11/1/22	20,019	20,582
2.50%, 4/1/23	8,265	8,549
Series M1 Class A2, 3.21%, 7/25/23 (c)	1,220	1,291
Series M7 Class AV2, 2.16%, 10/25/23	4,864	4,988
Series M13 Class A2, 2.71%, 6/25/25 (c)	2,356	2,513
2.13%, 4/24/26	18,000	19,046
Series M1 Class A1, 2.42%, 9/25/26 (c)	1,073	1,098
3.00%, 2/1/27	2,907	3,013
3.00%, 2/1/27	1,748	1,811
Series M8 Class A2, 3.06%, 5/25/27 (c)	4,000	4,412
Series M12 Class A2, 3.08%, 6/25/27 (c)	6,250	6,923
Series 73 Class DC, 1.50%, 7/25/27	2,698	2,682
Series 102 Class GA, 1.38%, 9/25/27	1,278	1,266
Series 103 Class HB, 1.50%, 9/25/27	1,070	1,063
Series 100 Class BA, 1.50%, 9/25/27	987	981
Series 107 Class GC, 1.50%, 10/25/27	1,178	1,171
Series M4 Class A2, 3.05%, 3/25/28 (c)	2,842	3,157
Series M10 Class A2, 3.38%, 7/25/28 (c)	8,049	9,150
Series 29 Class FY, 1.93%(LIBOR01M+30bps), 4/25/35 (a)	1,290	1,282
5.00%, 12/1/35	633	713
Series 84 Class F, 1.93%(LIBOR01M+30bps), 8/25/37 (a)	915	909
5.50%, 11/1/37	198	226
6.00%, 5/1/38	351	405
4.00%, 8/1/39	1,721	1,870
3.50%, 1/1/42	3,104	3,311
3.50%, 5/1/42	4,699	5,007
3.00%, 1/1/48	4,151	4,311
3.50%, 2/1/48	7,871	8,278
4.00%, 5/1/48	6,629	6,999
3.00%, 8/1/48	4,073	4,202
4.00%, 8/1/49	4,447	4,703
3.50%, 9/1/49	5,620	5,840
Series MA39074.00%, 1/1/50	29,747	31,459
3.00%, 2/1/50	1,994	2,057
3.50%, 2/1/50	2,988	3,105
4.00%, 2/1/50	4,984	5,271
		194,010
Government National Mortgage Association
8.50%, 6/15/21	3	3
9.00%, 7/15/21	1	1
6.00%, 8/15/22	136	142
8.00%, 12/20/22	6	6
8.00%, 6/15/23	19	20
4.50%, 4/20/24	857	895
4.50%, 5/15/24	326	342
4.50%, 9/15/24	347	364
4.50%, 9/15/24	304	319
4.50%, 10/15/24	431	455

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Government Securities Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.50%, 10/15/24	$290	$305
7.00%, 5/15/27	100	111
8.00%, 5/15/27	96	106
7.50%, 2/15/28	56	62
6.00%, 4/15/28	197	219
6.50%, 5/15/28	18	19
6.50%, 5/15/28	72	78
6.75%, 5/15/28	7	8
6.50%, 7/15/28	45	50
7.00%, 7/15/28	11	11
7.00%, 8/15/28	21	24
6.50%, 9/15/28	42	45
7.00%, 9/15/28	58	64
6.00%, 11/15/28	28	29
6.50%, 11/15/28	75	82
6.50%, 1/15/29	20	21
6.50%, 1/15/29	6	7
6.00%, 2/15/29	108	118
7.50%, 3/15/29	13	14
7.50%, 4/15/29	29	32
7.00%, 5/15/29	237	272
7.00%, 6/15/29	282	324
6.00%, 7/15/29	114	127
7.50%, 10/15/29	62	72
7.50%, 10/15/29	18	19
8.00%, 7/15/30	64	70
8.00%, 8/20/30	190	224
8.00%, 9/15/30	21	25
7.00%, 9/20/30	222	259
7.50%, 1/15/31	9	10
6.50%, 3/15/31	61	67
6.00%, 3/20/31	104	119
7.50%, 4/20/31	44	53
6.50%, 5/20/31	67	79
6.50%, 7/20/31	49	57
7.00%, 8/15/31	24	24
6.50%, 8/20/31	120	140
7.00%, 9/15/31	54	63
6.50%, 10/15/31	158	178
7.00%, 10/15/31	42	48
7.50%, 11/15/31	18	19
6.50%, 1/15/32	69	78
6.50%, 4/20/32	180	212
6.00%, 5/15/32	220	249
7.00%, 6/15/32	6	7
6.50%, 6/20/32	195	231
7.00%, 7/15/32	79	92
6.50%, 8/15/32	109	127
6.00%, 8/20/32	282	327
6.50%, 9/15/32	656	767
6.00%, 9/20/32	256	297
6.00%, 1/15/33	607	704
6.00%, 2/15/33	281	327
5.50%, 4/20/33	239	273
5.00%, 5/20/33	808	885
6.00%, 7/15/33	209	242
5.00%, 7/20/33	975	1,067
6.00%, 9/15/33	209	239
5.50%, 10/15/33	1,715	1,966
6.00%, 10/20/33	262	306
5.50%, 12/15/33	642	734

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Government Securities Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
6.00%, 12/20/33	$238	$270
6.00%, 2/20/34	857	1,003
5.50%, 3/20/34	817	936
6.00%, 3/20/34	761	888
5.00%, 6/20/34	638	699
5.50%, 7/15/34	465	536
6.50%, 8/20/34	592	708
6.00%, 9/20/34	512	598
6.00%, 10/20/34	1,428	1,672
6.00%, 11/20/34	93	107
5.50%, 2/20/35	2,886	3,324
5.50%, 4/20/35	2,555	2,941
5.50%, 7/20/35	1,175	1,352
5.00%, 9/20/35	1,450	1,588
5.50%, 10/15/35	1,018	1,172
6.00%, 5/20/36	495	577
5.50%, 1/20/37	491	562
5.00%, 2/20/37	267	292
6.00%, 3/15/37	231	268
6.00%, 9/15/37	48	53
5.50%, 3/15/38	426	492
5.50%, 4/15/38	851	987
6.00%, 5/15/38	189	215
6.00%, 5/15/38	473	553
6.00%, 9/15/38	301	356
6.00%, 10/15/38	294	348
6.00%, 12/15/38	453	530
5.00%, 2/15/39	269	301
5.50%, 6/15/39	1,629	1,900
4.50%, 9/15/39	2,740	2,984
4.50%, 11/15/39	1,879	2,046
4.50%, 12/15/39	2,942	3,205
4.50%, 2/15/40	8,548	9,308
4.50%, 3/15/40	1,822	1,984
4.50%, 6/15/40	1,152	1,254
4.00%, 7/15/40	582	623
4.50%, 7/15/40	1,570	1,710
4.00%, 8/15/40	972	1,042
4.00%, 9/15/40	2,432	2,601
4.00%, 11/20/40	1,725	1,871
4.50%, 1/15/41	1,805	1,965
		71,152
Total U.S. Government Agency Mortgages (Cost $680,851)		729,914

U.S. Treasury Obligations (23.7%)
U.S. Treasury Notes
2.75%, 11/30/20	12,000	12,144
1.13%, 2/28/21	6,000	6,002
2.63%, 6/15/21	20,000	20,411
2.13%, 6/30/21	3,000	3,045
2.63%, 7/15/21	15,000	15,331
2.75%, 8/15/21	10,000	10,256
2.75%, 9/15/21	35,000	35,948
2.88%, 11/15/21	10,000	10,325
2.00%, 2/15/22	3,000	3,064
2.13%, 6/30/22	20,000	20,570
1.88%, 7/31/22	10,000	10,237
1.63%, 8/31/22	20,000	20,367

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Government Securities Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
2.00%, 11/30/22	$11,000	$11,333
1.38%, 6/30/23	5,000	5,080
2.13%, 11/30/23	22,000	22,991
2.00%, 6/30/24	20,000	20,925
1.88%, 8/31/24	10,000	10,420
2.25%, 11/15/24	5,000	5,305
2.13%, 11/30/24	4,000	4,223
2.00%, 2/15/25	4,000	4,207
2.13%, 5/15/25	4,500	4,769
1.75%, 11/15/29	10,000	10,572
Total U.S. Treasury Obligations (Cost $259,005)		267,525

Investment Companies (0.0%)(d)
Federated Treasury Obligations Fund Institutional Shares, 1.48%(e)	58,839	59
Total Investment Companies (Cost $59)		59

Repurchase Agreements (3.3%)
Credit Agricole CIB NY, 1.59%, purchase 2/28/20, due on 3/2/20, with a value of $37,505 (collateralized by U.S. Treasury Bonds, 3.13%, due 8/15/44, with a value of $38,216)	$37,500	37,500
Total Repurchase Agreements (Cost $37,500)		37,500

Total Investments (Cost $1,060,269) — 99.5%		1,121,071
Other assets in excess of liabilities — 0.5%		5,540
NET ASSETS - 100.00%		$1,126,611

(a)	Variable or Floating-Rate Security. Rate disclosed is as of February 29, 2020.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of February 29, 2020, the fair value of these securities was $11,202 (thousands) and amounted to 1.0% of net assets.

(c)

The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at February 29, 2020.

(d)	Amount represents less than 0.05% of net assets.
(e)	Rate disclosed is the daily yield on February 29, 2020.

bps—Basis points
GO—General Obligation
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of February 29, 2020, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of February 29, 2020, based on the last reset date of the security

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Growth and Tax Strategy Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (44.6%)
Communication Services (4.8%):
Activision Blizzard, Inc.	9,016	$524
Alphabet, Inc. Class A(a)	3,302	4,422
Alphabet, Inc. Class C(a)	3,360	4,500
AT&T, Inc.(b)	79,990	2,818
CenturyLink, Inc.	13,173	159
Charter Communications, Inc. Class A(a)	2,057	1,015
Comcast Corp. Class A	48,241	1,951
Discovery, Inc. Class A(a)	2,109	54
Discovery, Inc. Class C(a)	4,473	112
DISH Network Corp. Class A(a)	2,830	95
Electronic Arts, Inc.(a)	3,504	355
Facebook, Inc. Class A(a)	28,144	5,416
Fox Corp. Class A	4,573	141
Fox Corp. Class B	2,077	63
Netflix, Inc.(a)	5,648	2,084
News Corp. Class A	5,217	63
News Corp. Class B	1,634	20
Omnicom Group, Inc.	1,859	129
Take-Two Interactive Software, Inc.(a)	1,508	162
The Interpublic Group of Cos., Inc.	5,206	111
The Walt Disney Co.	20,412	2,402
T-Mobile US, Inc.(a)	4,225	381
Twitter, Inc.(a)	10,350	344
Verizon Communications, Inc.	42,567	2,305
ViacomCBS, Inc. Class B	5,097	125
		29,751
Consumer Discretionary (4.2%):
Advance Auto Parts, Inc.	757	101
Amazon.com, Inc.(a)	4,538	8,549
Aptiv PLC	3,403	266
AutoZone, Inc.(a)	296	306
Best Buy Co., Inc.	2,983	226
Booking Holdings, Inc.(a)	436	739
BorgWarner, Inc.	2,773	88
CarMax, Inc.(a)	1,691	148
Carnival Corp.	2,059	69
Chipotle Mexican Grill, Inc.(a)	245	190
D.R. Horton, Inc.	4,281	229
Darden Restaurants, Inc.	1,066	104
Delphi Technologies PLC(a)	1	—	(c)
Dollar General Corp.	2,615	393
Dollar Tree, Inc.(a)	1,763	146
eBay, Inc.	10,566	366
Expedia Group, Inc.	945	93
Ford Motor Co.	22,821	159
Garmin Ltd.	1,028	91
General Motors Co. Class C	4,505	137
Genuine Parts Co.	1,110	97
H&R Block, Inc.	2,604	54
Hanesbrands, Inc.	4,737	63
Harley-Davidson, Inc.	2,072	63
Hasbro, Inc.	1,004	78
Hilton Worldwide Holdings, Inc.	3,695	359
Kohl’s Corp.	583	23
L Brands, Inc.	3,117	68
Las Vegas Sands Corp.(b)	4,425	258
Leggett & Platt, Inc.	859	34
Lennar Corp. Class A	3,731	225

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Lennar Corp. Class B	1	$—	(c)
LKQ Corp.(a)	4,013	119
Lowe’s Cos., Inc.	8,581	913
Macy’s, Inc.	4,149	55
Marriott International, Inc. Class A	2,836	352
McDonald’s Corp.	9,008	1,748
MGM Resorts International	6,866	169
Mohawk Industries, Inc.(a)	761	92
Newell Brands, Inc.	5,081	78
Nike, Inc. Class B	14,032	1,254
Nordstrom, Inc.	1,439	50
NVR, Inc.(a)	38	139
O’Reilly Automotive, Inc.(a)	788	291
PulteGroup, Inc.	3,335	134
PVH Corp.	605	45
Ralph Lauren Corp.	657	69
Ross Stores, Inc.	4,822	525
Royal Caribbean Cruises Ltd.	1,243	100
Starbucks Corp.	12,390	972
Tapestry, Inc.	3,670	86
Target Corp.(b)	5,924	610
The Gap, Inc.	2,787	40
The Home Depot, Inc.	12,059	2,626
The TJX Cos., Inc.	15,880	949
Tiffany & Co.	1,361	182
Tractor Supply Co.	1,578	140
Ulta Beauty, Inc.(a)	762	196
Under Armour, Inc. Class A(a)	2,509	36
Under Armour, Inc. Class C(a)	344	4
VF Corp.	4,366	314
Whirlpool Corp.	827	106
Wynn Resorts Ltd.	1,288	139
Yum! Brands, Inc.	3,123	279
		26,534
Consumer Staples (3.4%):
Altria Group, Inc.	15,024	607
Archer-Daniels-Midland Co.	4,788	180
Brown-Forman Corp. Class B	1,744	107
Campbell Soup Co.	2,319	105
Church & Dwight Co., Inc.	2,460	171
Colgate-Palmolive Co.	11,279	762
Conagra Brands, Inc.	6,489	173
Constellation Brands, Inc. Class A	1,572	271
Costco Wholesale Corp.	5,680	1,597
Coty, Inc. Class A(b)	3,762	35
General Mills, Inc.	7,914	388
Hormel Foods Corp.	2,891	120
Kellogg Co.	3,320	201
Kimberly-Clark Corp.	4,441	583
Lamb Weston Holdings, Inc.	1,805	157
McCormick & Co., Inc.	1,216	178
Molson Coors Beverage Co. Class B	806	40
Mondelez International, Inc. Class A	18,855	995
Monster Beverage Corp.(a)	4,648	290
PepsiCo, Inc.	17,063	2,253
Philip Morris International, Inc.	20,453	1,674
Sysco Corp.	4,663	311
The Clorox Co.	1,652	263
The Coca-Cola Co.	50,590	2,706
The Estee Lauder Cos., Inc. Class A	2,575	472
The Hershey Co.	1,318	190

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The JM Smucker Co.	1,520	$157
The Kraft Heinz Co.	8,532	211
The Kroger Co.	10,692	301
The Procter & Gamble Co.	26,798	3,034
Tyson Foods, Inc. Class A	3,309	224
Walgreens Boots Alliance, Inc.	5,210	238
Walmart, Inc.	15,331	1,651
		20,645
Energy (1.4%):
Apache Corp.	5,152	128
Cabot Oil & Gas Corp.	5,589	78
Chevron Corp.	18,294	1,708
Concho Resources, Inc.	2,755	187
ConocoPhillips	15,033	728
Devon Energy Corp.	5,303	86
EOG Resources, Inc.	7,971	504
Exxon Mobil Corp.(b)	37,963	1,953
Halliburton Co.	12,026	204
Helmerich & Payne, Inc.	1,455	54
Hess Corp.	3,548	199
Kinder Morgan, Inc.	26,686	512
Marathon Petroleum Corp.	8,895	422
National Oilwell Varco, Inc.	5,286	99
Occidental Petroleum Corp.	12,238	401
ONEOK, Inc.	5,094	340
Phillips 66	4,395	329
Pioneer Natural Resources Co.	2,269	279
The Williams Cos., Inc.	5,267	100
Valero Energy Corp.	4,457	295
		8,606
Financials (5.7%):
Aflac, Inc.	9,613	412
American Express Co.	6,948	764
American International Group, Inc.	11,678	492
Ameriprise Financial, Inc.	1,688	239
Aon PLC	2,636	548
Arthur J. Gallagher & Co.	2,040	199
Assurant, Inc.	756	91
Bank of America Corp.	102,846	2,931
Berkshire Hathaway, Inc. Class B(a)	24,282	5,010
BlackRock, Inc. Class A	1,545	715
Capital One Financial Corp.	6,099	538
Cboe Global Markets, Inc.	970	111
Chubb Ltd.	6,210	900
Cincinnati Financial Corp.	1,990	186
Citigroup, Inc.	26,864	1,705
Citizens Financial Group, Inc.	5,777	183
CME Group, Inc.	4,708	935
Comerica, Inc.	1,936	102
Discover Financial Services	3,369	221
E*TRADE Financial Corp.	3,084	141
Everest Re Group Ltd.	534	132
Fifth Third Bancorp	9,293	227
First Republic Bank	2,170	218
Franklin Resources, Inc.	3,821	83
Globe Life, Inc.	1,304	121
Huntington Bancshares, Inc.	9,930	122
Intercontinental Exchange, Inc.	5,711	510
Invesco Ltd.	4,996	72
JPMorgan Chase & Co.	35,496	4,120

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
KeyCorp	13,495	$221
Lincoln National Corp.	2,662	121
Loews Corp.	3,349	153
M&T Bank Corp.	1,759	247
Marsh & McLennan Cos., Inc.	6,078	635
MetLife, Inc.	10,989	469
Moody's Corp.	1,807	434
Morgan Stanley	16,110	725
MSCI, Inc.	992	293
Nasdaq, Inc.	1,502	154
Northern Trust Corp.(d)	2,627	231
People's United Financial, Inc.	6,084	85
Principal Financial Group, Inc.	2,366	105
Prudential Financial, Inc.	3,711	280
Raymond James Financial, Inc.	1,592	133
Regions Financial Corp.	12,771	173
S&P Global, Inc.	2,912	774
State Street Corp.	4,122	281
SVB Financial Group(a)	687	143
Synchrony Financial	7,926	231
T. Rowe Price Group, Inc.	3,060	361
The Allstate Corp.	3,369	355
The Bank of New York Mellon Corp.	9,352	373
The Charles Schwab Corp.	12,946	528
The Goldman Sachs Group, Inc.	4,173	838
The Hartford Financial Services Group, Inc.	4,719	236
The PNC Financial Services Group, Inc.	4,418	558
The Progressive Corp.	7,656	560
The Travelers Cos., Inc.	2,551	306
Truist Financial Corp.	16,496	761
U.S. Bancorp	15,865	737
Unum Group	1,250	29
Wells Fargo & Co.(b)	32,179	1,315
Willis Towers Watson PLC	1,438	272
Zions Bancorp NA	2,232	89
		35,234
Health Care (6.2%):
Abbott Laboratories(b)	20,434	1,574
AbbVie, Inc.	20,261	1,737
Agilent Technologies, Inc.	4,127	318
Alexion Pharmaceuticals, Inc.(a)	924	87
Align Technology, Inc.(a)	957	209
Allergan PLC	4,376	834
AmerisourceBergen Corp.	2,018	170
Amgen, Inc.	7,334	1,465
Anthem, Inc.	2,511	646
Baxter International, Inc.	6,814	569
Becton Dickinson & Co.	2,594	617
Biogen, Inc.(a)	2,473	763
Boston Scientific Corp.(a)	16,157	604
Bristol-Myers Squibb Co.	28,943	1,709
Cardinal Health, Inc.	3,926	205
Centene Corp.(a)	5,336	283
Cerner Corp.	3,904	270
Cigna Corp.	4,871	891
CVS Health Corp.	16,776	993
Danaher Corp.	6,575	951
DaVita, Inc.(a)	1,271	99
Dentsply Sirona, Inc.	2,966	146
Edwards Lifesciences Corp.(a)	2,279	467
Eli Lilly & Co.	11,093	1,399

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Gilead Sciences, Inc.	17,332	$1,202
HCA Healthcare, Inc.	3,363	427
Henry Schein, Inc.(a)	1,879	115
Hologic, Inc.(a)	3,575	168
Humana, Inc.	1,659	530
IDEXX Laboratories, Inc.(a)	862	219
Illumina, Inc.(a)	1,379	366
Incyte Pharmaceuticals, Inc.(a)	399	30
Intuitive Surgical, Inc.(a)	1,496	799
IQVIA Holdings, Inc.(a)	1,614	225
Johnson & Johnson(b)	26,313	3,539
Laboratory Corp. of America Holdings(a)	1,243	218
McKesson Corp.	2,308	323
Medtronic PLC	15,494	1,560
Merck & Co., Inc.	33,944	2,599
Mettler-Toledo International, Inc.(a)	318	223
Mylan NV(a)	7,071	122
PerkinElmer, Inc.	1,398	121
Perrigo Co. PLC	1,463	74
Pfizer, Inc.	60,960	2,037
Quest Diagnostics, Inc.	1,795	190
Regeneron Pharmaceuticals, Inc.(a)	1,065	473
ResMed, Inc.	1,423	226
Stryker Corp.	3,126	596
Teleflex, Inc.	536	180
The Cooper Cos., Inc.	650	211
Thermo Fisher Scientific, Inc.	4,383	1,276
UnitedHealth Group, Inc.	9,606	2,449
Universal Health Services, Inc. Class B	1,051	130
Varian Medical Systems, Inc.(a)	1,190	146
Vertex Pharmaceuticals, Inc.(a)	3,161	708
Waters Corp.(a)	859	167
Zimmer Biomet Holdings, Inc.	2,527	344
Zoetis, Inc.	5,626	750
		39,749
Industrials (3.9%):
3M Co.(b)	4,211	628
Allegion PLC	1,216	140
AMETEK, Inc.	2,658	229
Arconic, Inc.	5,092	149
C.H. Robinson Worldwide, Inc.	1,815	125
Caterpillar, Inc.	6,303	782
Cintas Corp.	814	217
Copart, Inc.(a)	2,286	193
CSX Corp.	10,369	730
Cummins, Inc.	2,056	311
Deere & Co.	3,155	494
Delta Air Lines, Inc.	7,675	353
Dover Corp.	1,903	196
Eaton Corp. PLC	5,511	500
Emerson Electric Co.	8,178	523
Equifax, Inc.	1,586	225
Expeditors International of Washington, Inc.	2,271	160
Fastenal Co.	7,647	262
FedEx Corp.	3,223	455
Flowserve Corp.	1,745	70
Fortive Corp.	3,809	263
Fortune Brands Home & Security, Inc.	1,691	104
General Dynamics Corp.	3,148	503
General Electric Co.(b)	48,938	532
Honeywell International, Inc.	7,399	1,200

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Huntington Ingalls Industries, Inc.	499	$103
IHS Markit Ltd.	4,585	327
Illinois Tool Works, Inc.	3,830	643
Ingersoll-Rand PLC	3,137	405
Jacobs Engineering Group, Inc.	1,774	164
JB Hunt Transport Services, Inc.	1,116	108
Johnson Controls International PLC	10,285	376
Kansas City Southern	1,279	193
L3Harris Technologies, Inc.	2,880	569
Lockheed Martin Corp.	2,638	976
Masco Corp.	3,700	153
Nielsen Holdings PLC	4,676	85
Norfolk Southern Corp.	2,915	532
Northrop Grumman Corp.	1,969	647
Old Dominion Freight Line, Inc.	852	165
PACCAR, Inc.	4,643	311
Parker-Hannifin Corp.	1,712	316
Pentair PLC	2,168	85
Quanta Services, Inc.	1,863	71
Raytheon Co.	3,052	575
Republic Services, Inc.	2,497	225
Robert Half International, Inc.	1,284	65
Rockwell Automation, Inc.	1,436	264
Rollins, Inc.	1,930	72
Roper Technologies, Inc.	1,119	394
Snap-on, Inc.	751	109
Southwest Airlines Co.	5,077	235
Stanley Black & Decker, Inc.	1,990	286
Textron, Inc.	3,043	124
The Boeing Co.	7,113	1,957
TransDigm Group, Inc.	482	269
Union Pacific Corp.	7,559	1,208
United Airlines Holdings, Inc.(a)	2,350	145
United Parcel Service, Inc. Class B	5,632	510
United Rentals, Inc.(a)	984	130
United Technologies Corp.	8,948	1,169
Verisk Analytics, Inc. Class A	1,865	289
Wabtec Corp.	640	44
Waste Management, Inc.	5,111	567
WW Grainger, Inc.	582	162
Xylem, Inc.	2,267	175
		24,547
Information Technology (11.0%):
Accenture PLC Class A	7,048	1,273
Adobe, Inc.(a)	6,262	2,161
Advanced Micro Devices, Inc.(a)	14,004	637
Akamai Technologies, Inc.(a)	1,627	141
Amphenol Corp. Class A	3,766	345
Analog Devices, Inc.	4,322	471
ANSYS, Inc.(a)	1,058	256
Apple, Inc.(b)	47,909	13,097
Applied Materials, Inc.	11,477	667
Arista Networks, Inc.(a)	724	140
Autodesk, Inc.(a)	2,558	488
Automatic Data Processing, Inc.	5,667	877
Broadcom, Inc.	5,289	1,442
Broadridge Financial Solutions, Inc.	1,502	157
Cadence Design Systems, Inc.(a)	2,583	171
Cisco Systems, Inc.	44,905	1,794
Citrix Systems, Inc.	1,327	137
Cognizant Technology Solutions Corp. Class A	5,466	333

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Corning, Inc.	8,056	$192
DXC Technology Co.	519	13
F5 Networks, Inc.(a)	811	97
Fidelity National Information Services, Inc.	5,885	822
Fiserv, Inc.(a)	3,938	431
FleetCor Technologies, Inc.(a)	880	234
FLIR Systems, Inc.	1,385	59
Fortinet, Inc.(a)	1,647	168
Gartner, Inc.(a)	827	107
Global Payments, Inc.	3,409	627
Hewlett Packard Enterprises Co.	17,372	222
HP, Inc.	20,302	422
Intel Corp.	52,812	2,932
International Business Machines Corp.	11,820	1,538
Intuit, Inc.	2,769	736
Jack Henry & Associates, Inc.	769	117
Juniper Networks, Inc.	4,493	95
Keysight Technologies, Inc.(a)	1,866	177
KLA Corp.	2,035	313
Lam Research Corp.	1,595	468
Leidos Holdings, Inc.	1,777	182
Mastercard, Inc. Class A	9,934	2,883
Maxim Integrated Products, Inc.	3,607	201
Microchip Technology, Inc.	3,129	284
Micron Technology, Inc.(a)	12,129	638
Microsoft Corp.(b)	84,968	13,766
Motorola Solutions, Inc.	1,577	261
NetApp, Inc.	3,113	145
NortonLifeLock, Inc.	4,853	92
NVIDIA Corp.	7,855	2,121
Oracle Corp.	28,371	1,403
Paychex, Inc.	3,191	247
PayPal Holdings, Inc.(a)	11,710	1,265
Qorvo, Inc.(a)	1,188	119
QUALCOMM, Inc.	13,436	1,052
Salesforce.com, Inc.(a)	11,313	1,928
Seagate Technology PLC	3,082	148
ServiceNow, Inc.(a)(b)	2,007	654
Skyworks Solutions, Inc.	2,215	222
Synopsys, Inc.(a)	1,398	193
TE Connectivity Ltd.	3,470	288
Texas Instruments, Inc.	9,684	1,105
The Western Union Co.	5,490	123
VeriSign, Inc.(a)	1,070	203
Visa, Inc. Class A	19,218	3,493
Western Digital Corp.	3,965	220
Xerox Holdings Corp.	2,434	78
Xilinx, Inc.	3,446	288
		67,959
Materials (1.2%):
Air Products & Chemicals, Inc.	2,887	635
Albemarle Corp.	1,394	114
Amcor PLC	20,955	195
Avery Dennison Corp.	1,065	122
Ball Corp.	4,284	302
Celanese Corp., Series A	1,336	125
CF Industries Holdings, Inc.	2,035	75
Corteva, Inc.	10,047	273
Dow, Inc.	5,925	239
DuPont de Nemours, Inc.	10,150	435
Eastman Chemical Co.	1,781	110

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Ecolab, Inc.	2,532	$457
FMC Corp.	1,729	161
Freeport-McMoRan, Inc.	19,477	194
International Flavors & Fragrances, Inc.(e)	1,398	167
International Paper Co.	5,263	195
Linde PLC	5,948	1,137
LyondellBasell Industries NV Class A	2,213	158
Martin Marietta Materials, Inc.	582	132
Newmont Corp.	9,032	403
Nucor Corp.	4,154	172
Packaging Corp. of America	1,262	114
PPG Industries, Inc.	2,394	250
Sealed Air Corp.	2,060	62
The Sherwin-Williams Co.	1,075	556
Vulcan Materials Co.	1,733	209
Westrock Co.	3,462	115
		7,107
Real Estate (1.3%):
Alexandria Real Estate Equities, Inc.	1,101	167
American Tower Corp.	4,297	976
Apartment Investment & Management Co.	1,950	93
AvalonBay Communities, Inc.	1,564	314
Boston Properties, Inc.	1,884	243
CBRE Group, Inc. Class A(a)	4,384	246
Crown Castle International Corp.	5,445	780
Digital Realty Trust, Inc.	2,408	289
Duke Realty Corp.	4,814	156
Equinix, Inc.	1,117	640
Equity Residential	4,165	313
Essex Property Trust, Inc.	866	245
Extra Space Storage, Inc.	1,697	170
Healthpeak Properties, Inc.	5,381	170
Host Hotels & Resorts, Inc.	9,628	139
Iron Mountain, Inc.	3,854	117
Kimco Realty Corp.	5,669	98
Mid-America Apartment Communities, Inc.	1,493	193
Prologis, Inc.	9,667	815
Public Storage	1,339	280
Realty Income Corp.	3,181	230
Regency Centers Corp.	2,249	129
SBA Communications Corp.	1,391	369
Simon Property Group, Inc.	2,004	247
SL Green Realty Corp.	1,063	83
UDR, Inc.	2,624	118
Ventas, Inc.	5,106	275
Vornado Realty Trust	753	40
Welltower, Inc.	3,751	281
Weyerhaeuser Co.	9,150	238
		8,454
Utilities (1.5%):
AES Corp.	8,695	146
Alliant Energy Corp.	2,301	120
Ameren Corp.	3,222	255
American Electric Power Co., Inc.	6,492	579
American Water Works Co., Inc.	1,992	246
Atmos Energy Corp.	1,563	161
CenterPoint Energy, Inc.	2,918	67
CMS Energy Corp.	3,064	185
Consolidated Edison, Inc.	4,354	343
Dominion Energy, Inc.	10,779	843

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
DTE Energy Co.	2,516	$281
Duke Energy Corp.	9,729	892
Edison International	4,707	316
Entergy Corp.	1,967	230
Evergy, Inc.	3,068	200
Eversource Energy	4,240	367
Exelon Corp.	9,621	415
FirstEnergy Corp.	6,966	310
NextEra Energy, Inc.	5,140	1,300
NiSource, Inc.	4,891	132
NRG Energy, Inc.	3,354	111
Pinnacle West Capital Corp.	1,472	132
PPL Corp.	9,468	284
Public Service Enterprise Group, Inc.	4,781	245
Sempra Energy	3,297	461
The Southern Co.	12,049	727
WEC Energy Group, Inc.	2,943	272
Xcel Energy, Inc.	5,211	325
		9,945
Total Common Stocks (Cost $143,967)		278,531

Municipal Bonds (54.8%)
Alabama (0.2%):
The Lower Alabama Gas District Revenue Revenue, Series A, 5.00%, 9/1/46	$1,000	1,505

Arizona (1.3%):
Arizona IDA Revenue, 5.00%, 7/1/47, Continuously Callable @100	1,000	1,196
IDA Revenue
5.00%, 7/1/46, Continuously Callable @100	1,300	1,458
5.00%, 6/15/47, Continuously Callable @100(f)	1,000	1,041
Maricopa County IDA Revenue
Series A, 5.00%, 9/1/42, Continuously Callable @100	500	628
Series A, 5.00%, 7/1/49, Continuously Callable @100	1,000	1,228
Series A, 5.00%, 7/1/54, Continuously Callable @100	1,275	1,557
Student & Academic Services LLC Revenue, 5.00%, 6/1/44, Continuously Callable @100	1,000	1,133
		8,241
Arkansas (0.2%):
Arkansas Development Finance Authority Revenue, 4.00%, 12/1/44, Continuously Callable @100	1,000	1,161

California (2.9%):
California Statewide Communities Development Authority Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 11/15/49, Continuously Callable @100	1,000	1,175
Deutsche Bank Spears/Lifers Trust Revenue(LIQ-Deutsche Bank A.G.), Series DBE-8038, 1.50%, 12/1/52, Callable 12/1/20 @ 100(f)(g)	5,000	5,000
Jurupa Public Financing Authority Special Tax, Series A, 5.00%, 9/1/42, Continuously Callable @100	1,200	1,387
Monterey Peninsula Unified School District, GO(INS - Assured Guaranty Municipal Corp.), Series A, 5.50%, 8/1/34, Pre-refunded 8/1/21 @ 100	2,000	2,133
State of California, GO
5.00%, 2/1/43, Continuously Callable @100	1,000	1,111
5.00%, 8/1/45, Continuously Callable @100	1,000	1,201
Sutter Butte Flood Agency Special Assessment(INS - Build America Mutual Assurance Co.), 5.00%, 10/1/40, Continuously Callable @100	1,000	1,186

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Twin Rivers Unified School District, GO(INS - Build America Mutual Assurance Co.), Series A, 5.00%, 8/1/40, Continuously Callable @100	$1,500	$1,719
Val Verde Unified School District, GO(INS - Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/44, Continuously Callable @100	1,000	1,204
West Contra Costa Unified School District, GO(INS - National Public Finance Guarantee Corp.), 8/1/34(h)	4,435	3,385
		19,501
Colorado (1.8%):
Colorado Educational & Cultural Facilities Authority Revenue
5.00%, 12/1/38, Continuously Callable @100	1,000	1,245
5.00%, 4/1/48, Continuously Callable @100	710	854
Colorado Health Facilities Authority Revenue
5.00%, 12/1/42, Pre-refunded 6/1/22 @ 100	1,000	1,094
5.00%, 6/1/45, Pre-refunded 6/1/25 @ 100	1,000	1,214
Denver Convention Center Hotel Authority Revenue, 5.00%, 12/1/40, Continuously Callable @100	1,000	1,178
Denver Health & Hospital Authority Certificate of Participation, 5.00%, 12/1/48, Continuously Callable @100	1,900	2,318
Park Creek Metropolitan District Revenue
5.00%, 12/1/41, Continuously Callable @100	250	294
5.00%, 12/1/45, Continuously Callable @100	1,000	1,156
Rampart Range Metropolitan District No. 1 Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 12/1/47, Continuously Callable @100	1,000	1,228
Regional Transportation District Certificate of Participation, Series A, 5.38%, 6/1/31, Continuously Callable @100	2,000	2,022
		12,603
Connecticut (0.5%):
Mashantucket Western Pequot Tribe Revenue, 2.05%, 7/1/31 PIK (i)(n)	4,815	169
State of Connecticut, GO
Series A, 5.00%, 4/15/36, Continuously Callable @100	1,500	1,931
Series A, 5.00%, 4/15/37, Continuously Callable @100	1,000	1,260
		3,360
District of Columbia (0.2%):
Deutsche Bank Spears/Lifers Trust Revenue, 5.00%, 7/1/42, Continuously Callable @100	1,100	1,190

Florida (3.7%):
City of Atlantic Beach Revenue, Series A, 5.00%, 11/15/48, Continuously Callable @103	1,000	1,152
City of Jacksonville Revenue, 5.00%, 10/1/29, Continuously Callable @100	1,000	1,101
County of Escambia Revenue, 1.27%, 4/1/39, Continuously Callable @100(g)	6,300	6,300
County of Miami-Dade Water & Sewer System Revenue, 5.00%, 10/1/34, Pre-refunded 10/1/20 @ 100	1,300	1,331
County of Polk Florida Utility System Revenue, 4.00%, 10/1/43, Continuously Callable @100(j)	2,000	2,413
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/46, Continuously Callable @100	1,000	1,161
Lee County IDA Revenue
5.00%, 11/1/25, Continuously Callable @100	2,000	2,053
5.50%, 10/1/47, Continuously Callable @102	645	701
Lee Memorial Health System Revenue, Series A-1, 5.00%, 4/1/44, Continuously Callable @100	1,450	1,815
Palm Beach County Health Facilities Authority Revenue, 5.00%, 11/15/45, Continuously Callable @103	1,000	1,171
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/38, Continuously Callable @103	700	806

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/30, Continuously Callable @100(f)	$1,000	$1,135
Tampa-Hillsborough County Expressway Authority Revenue, Series A, 5.00%, 7/1/37, Continuously Callable @100	1,505	1,635
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Pre-refunded 4/15/25 @ 100	1,000	1,208
		23,982
Georgia (2.3%):
Appling County Development Authority Revenue, 1.25%, 9/1/41, Continuously Callable @100(g)	12,350	12,350
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/47, Continuously Callable @100	1,000	1,206
Heard County Development Authority Revenue, 1.27%, 9/1/26, Continuously Callable @100(g)	600	600
The Burke County Development Authority Revenue, 1.25%, 7/1/49, Continuously Callable @100(g)	300	300
		14,456
Guam (0.3%):
Antonio B Won Pat International Airport Authority Revenue(INS - Assured Guaranty Municipal Corp.), 5.50%, 10/1/33, Continuously Callable @100	750	868
Guam Government Waterworks Authority Revenue, 5.50%, 7/1/43, Continuously Callable @100	1,000	1,117
		1,985
Illinois (4.4%):
Bureau County Township High School District No. 502, GO(INS - Build America Mutual Assurance Co.), Series A, 5.00%, 12/1/37, Continuously Callable @100	1,000	1,220
Chicago Midway International Airport Revenue, Series B, 5.00%, 1/1/41, Continuously Callable @100	1,000	1,191
Chicago O'Hare International Airport Revenue, Series C, 5.00%, 1/1/41, Continuously Callable @100	1,000	1,224
Chicago O'Hare International Airport Revenue(INS - Assured Guaranty Municipal Corp.), 5.25%, 1/1/33, Continuously Callable @100	1,000	1,112
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/44, Continuously Callable @100	1,000	1,110
Series A, 5.00%, 1/1/47, Continuously Callable @100	1,000	1,174
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100	1,000	1,127
Cook County Community College District No. 508, GO(INS - Build America Mutual Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100	1,000	1,181
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100	1,000	1,235
Illinois Educational Facilities Authority Revenue, 4.00%, 11/1/36, Continuously Callable @102	1,000	1,130
Illinois Finance Authority Revenue
3.90%, 3/1/30, Continuously Callable @100	1,000	1,103
5.00%, 5/15/37, Continuously Callable @100	1,000	1,155
5.00%, 5/15/40, Continuously Callable @100	1,275	1,397
5.00%, 8/15/44, Continuously Callable @100	1,000	1,140
5.00%, 10/1/44, Continuously Callable @100	1,000	1,253
5.00%, 5/15/45, Continuously Callable @100	1,000	1,113
Series A, 6.00%, 10/1/32, Pre-refunded 4/1/21 @ 100	2,000	2,111
Series A, 4.00%, 10/1/40, Continuously Callable @100	1,000	1,132
Series C, 4.00%, 2/15/41, Continuously Callable @100	955	1,090
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100	45	54
Northern Illinois Municipal Power Agency Revenue, Series A, 4.00%, 12/1/41, Continuously Callable @100	1,000	1,112

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Sangamon County Water Reclamation District, GO
Series A, 4.00%, 1/1/49, Continuously Callable @100	$1,000	$1,136
Series A, 5.75%, 1/1/53, Continuously Callable @100	1,235	1,508
		27,008
Indiana (1.0%):
Ball State University Revenue, Series P, 5.00%, 7/1/30, Pre-refunded 7/1/20 @ 100	500	507
Evansville Redevelopment Authority Revenue(INS - Build America Mutual Assurance Co.), 4.00%, 2/1/39, Continuously Callable @100	1,000	1,130
Indiana Finance Authority Revenue
5.00%, 2/1/40, Continuously Callable @100	1,000	1,130
5.00%, 10/1/44, Continuously Callable @100	1,000	1,098
Richmond Hospital Authority Revenue, 5.00%, 1/1/39, Continuously Callable @100	1,500	1,714
		5,579
Kansas (1.1%):
City of Coffeyville Electric System Revenue(INS - National Public Finance Guarantee Corp.), Series B, 5.00%, 6/1/42, Continuously Callable @100(f)	1,000	1,151
City of Lawrence Revenue, 5.00%, 7/1/43, Continuously Callable @100	1,500	1,823
City of Wichita Revenue, 4.63%, 9/1/33, Continuously Callable @100	1,000	1,032
Wyandotte County-Kansas City Unified Government Utility System Revenue
Series A, 5.00%, 9/1/44, Continuously Callable @100	1,250	1,447
Series A, 5.00%, 9/1/45, Continuously Callable @100	1,000	1,190
		6,643
Kentucky (0.6%):
City of Ashland Revenue, 5.00%, 2/1/40, Continuously Callable @100	1,000	1,149
Kentucky Economic Development Finance Authority Revenue, 5.00%, 5/15/46, Continuously Callable @100	1,000	1,073
Kentucky Economic Development Finance Authority Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 12/1/45, Continuously Callable @100	1,000	1,200
		3,422
Louisiana (3.0%):
City of Shreveport Water & Sewer Revenue
5.00%, 12/1/40, Continuously Callable @100	1,000	1,182
Series B, 4.00%, 12/1/44, Continuously Callable @100	500	573
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.), Series C, 5.00%, 12/1/39, Continuously Callable @100	1,000	1,164
Jefferson Sales Tax District Revenue, Series B, 4.00%, 12/1/42, Continuously Callable @100	1,500	1,779
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 10/1/39, Continuously Callable @100	1,000	1,237
5.00%, 10/1/43, Continuously Callable @100	1,000	1,218
4.00%, 10/1/46, Continuously Callable @100	1,000	1,110
Louisiana Public Facilities Authority Revenue
5.00%, 11/1/45, Continuously Callable @100	1,000	1,134
5.00%, 7/1/52, Continuously Callable @100	1,000	1,192
4.00%, 1/1/56, Continuously Callable @100	1,000	1,092
Louisiana Public Facilities Authority Revenue(INS - Build America Mutual Assurance Co.), 5.25%, 6/1/51, Continuously Callable @100	1,000	1,172
Parish of East Baton Rouge Capital Improvements District Revenue, 4.00%, 8/1/44, Continuously Callable @100	1,400	1,639

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously Callable @100	$1,500	$1,863
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously Callable @100	1,000	1,109
		17,464
Maine (0.2%):
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46, Continuously Callable @100	1,000	1,066

Massachusetts (1.8%):
Massachusetts Development Finance Agency Revenue
5.00%, 4/15/40, Continuously Callable @100	1,000	1,093
5.25%, 11/15/41, Continuously Callable @100	1,000	1,125
5.00%, 7/1/46, Continuously Callable @100	1,000	1,184
5.00%, 10/1/57, Continuously Callable @105(f)	1,000	1,107
Series A, 5.00%, 6/1/39, Continuously Callable @100	1,000	1,228
Series A, 5.50%, 7/1/44, Continuously Callable @100	1,000	1,105
Series A, 5.00%, 7/1/44, Continuously Callable @100	1,600	1,986
Series D, 5.00%, 7/1/44, Continuously Callable @100	1,000	1,140
Series F, 5.75%, 7/15/43, Continuously Callable @100	1,000	1,104
		11,072
Michigan (1.4%):
City of Wyandotte Electric System Revenue (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,178
Detroit Downtown Development Authority Tax Allocation(INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/43, Continuously Callable @100	1,750	1,968
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification & Loan Program), 5.00%, 5/1/42, Continuously Callable @100	1,000	1,247
Karegnondi Water Authority Revenue, 5.00%, 11/1/41, Continuously Callable @100	1,000	1,207
Lincoln Consolidated School District, GO(INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 5/1/40, Continuously Callable @100	1,250	1,521
Livonia Public Schools, GO(INS - Assured Guaranty Municipal Corp.), 5.00%, 5/1/45, Continuously Callable @100	1,000	1,208
Wayne County Airport Authority Revenue, 5.00%, 12/1/44, Continuously Callable @100	1,000	1,169
		9,498
Minnesota (0.4%):
Housing & Redevelopment Authority Revenue
5.00%, 11/15/44, Pre-refunded 11/15/25 @ 100	1,000	1,234
5.00%, 11/15/47, Continuously Callable @100	1,000	1,222
		2,456
Missouri (0.7%):
Health & Educational Facilities Authority of the State of Missouri Revenue, 4.00%, 2/1/48, Continuously Callable @100	1,500	1,670
Health & Educational Facilities Authority Revenue
5.00%, 8/1/45, Continuously Callable @100	1,270	1,429
4.00%, 2/15/49, Continuously Callable @100	250	287
St. Louis Municipal Finance Corp. Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 10/1/38, Continuously Callable @100	1,000	1,224
		4,610
Nebraska (0.2%):
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable @100	1,000	1,158

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Nevada (0.8%):
City of Carson City Revenue, 5.00%, 9/1/42, Continuously Callable @100	$1,000	$1,198
Las Vegas Convention & Visitors Authority Revenue, Series C, 4.00%, 7/1/41, Continuously Callable @100	1,555	1,753
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/45, Continuously Callable @100	1,500	1,732
		4,683
New Jersey (2.5%):
New Jersey Economic Development Authority Revenue
5.00%, 6/15/29, Continuously Callable @100	1,000	1,086
5.00%, 6/15/42, Continuously Callable @100	2,000	2,403
5.00%, 6/15/43, Continuously Callable @100	1,000	1,219
Series A, 4.00%, 7/1/34, Continuously Callable @100	1,000	1,100
Series A, 5.00%, 6/15/47, Continuously Callable @100	1,000	1,187
Series B, 5.00%, 6/15/43, Continuously Callable @100	1,000	1,219
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/37, Continuously Callable @100	500	612
New Jersey Educational Facilities Authority Revenue, Series B, 5.00%, 9/1/36, Continuously Callable @100	1,000	1,190
New Jersey Health Care Facilities Financing Authority Revenue, 5.00%, 10/1/37, Continuously Callable @100	1,000	1,228
New Jersey Transportation Trust Fund Authority Revenue
Series A, 5.00%, 12/15/35, Continuously Callable @100	1,000	1,248
Series AA, 5.00%, 6/15/44, Continuously Callable @100	1,000	1,131
South Jersey Transportation Authority LLC Revenue, Series A, 5.00%, 11/1/39, Continuously Callable @100	1,250	1,440
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable @100	500	618
		15,681
New Mexico (0.4%):
City of Farmington Revenue, 5.90%, 6/1/40, Continuously Callable @100	1,000	1,010
New Mexico Hospital Equipment Loan Council Revenue, Series LA, 5.00%, 7/1/49, Continuously Callable @102	1,000	1,144
		2,154
New York (1.4%):
Metropolitan Transportation Authority Revenue, Series C, 5.00%, 11/15/42, Continuously Callable @100	1,000	1,117
New York Liberty Development Corp. Revenue
5.25%, 10/1/35	630	912
5.50%, 10/1/37	1,500	2,281
2.80%, 9/15/69, Continuously Callable @100	1,000	1,068
New York State Dormitory Authority Revenue, 4.00%, 9/1/45, Continuously Callable @100	2,000	2,336
New York State Dormitory Authority Revenue(INS - AMBAC Assurance Corp.), Series 1, 5.50%, 7/1/40	1,205	1,849
		9,563
North Carolina (0.5%):
North Carolina Medical Care Commission Revenue
5.00%, 10/1/35, Continuously Callable @100	1,000	1,179
5.00%, 1/1/49, Continuously Callable @104	1,500	1,695
		2,874
North Dakota (0.2%):
County of Ward Revenue, Series C, 5.00%, 6/1/48, Continuously Callable @100	1,000	1,174

Ohio (0.2%):
County of Warren Revenue, Series A, 4.00%, 7/1/45, Continuously Callable @100	735	840

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Southeastern Ohio Port Authority Revenue, 5.00%, 12/1/43, Continuously Callable @100	$750	$812
		1,652
Oklahoma (0.5%):
Comanche County Hospital Authority Revenue, Series A, 5.00%, 7/1/32, Continuously Callable @100	1,315	1,388
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously Callable @100	1,000	1,242
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/37, Continuously Callable @102	750	878
		3,508
Oregon (0.2%):
Salem Hospital Facility Authority Revenue, 5.00%, 5/15/43, Continuously Callable @102	1,250	1,488

Pennsylvania (5.4%):
Allegheny County Hospital Development Authority Revenue
4.00%, 7/15/39, Continuously Callable @100	1,185	1,400
5.00%, 4/1/47, Continuously Callable @100	1,000	1,222
Altoona Area School District, GO(INS - Build America Mutual Assurance Co.), 5.00%, 12/1/48, Continuously Callable @100	1,000	1,173
Berks County IDA Revenue
5.00%, 5/15/43, Continuously Callable @102	350	400
5.00%, 11/1/50, Continuously Callable @100	1,500	1,783
Bucks County IDA Revenue, 4.00%, 8/15/44, Continuously Callable @100	1,000	1,129
Butler County Hospital Authority Revenue, 5.00%, 7/1/39, Continuously Callable @100	1,125	1,310
Canon Mcmillan School District, GO, 4.00%, 6/1/48, Continuously Callable @100	1,500	1,694
Chester County IDA Revenue, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,108
Commonwealth Financing Authority Revenue, 5.00%, 6/1/35, Continuously Callable @100	1,000	1,255
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43, Continuously Callable @100	1,000	1,249
County of Lehigh Pennsylvania Revenue, 4.00%, 7/1/49, Continuously Callable @100	1,000	1,153
Indiana County Hospital Authority Revenue, Series A, 6.00%, 6/1/39, Continuously Callable @100	1,625	1,787
Lancaster County Hospital Authority Revenue, 5.00%, 11/1/35, Continuously Callable @100	1,000	1,155
Montgomery County IDA Revenue, 5.25%, 1/15/45, Continuously Callable @100	1,000	1,146
Northampton County General Purpose Authority Revenue
4.00%, 8/15/40, Continuously Callable @100	1,000	1,124
5.00%, 8/15/43, Continuously Callable @100	1,000	1,235
Pennsylvania Turnpike Commission Revenue
Series A-1, 5.00%, 12/1/46, Continuously Callable @100	1,000	1,174
Series A-1, 5.00%, 12/1/47, Continuously Callable @100	1,000	1,241
Series B, 5.00%, 12/1/39, Continuously Callable @100	1,000	1,249
Series B, 5.25%, 12/1/44, Continuously Callable @100	1,000	1,169
Philadelphia School District, GO, Series A, 5.00%, 9/1/38, Continuously Callable @100	1,000	1,244
Reading School District, GO(INS - Assured Guaranty Municipal Corp.), 5.00%, 3/1/38, Continuously Callable @100	1,500	1,832
School District of Philadelphia, GO, Series F, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,200
Wilkes-Barre Area School District, GO(INS - Build America Mutual Assurance Co.), 4.00%, 4/15/49, Continuously Callable @100	1,500	1,767
		32,199

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Puerto Rico (0.2%):
Commonwealth of Puerto Rico, GO(INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 7/1/35, Continuously Callable @100	$1,000	$1,065

Rhode Island (0.2%):
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 15-A, 6.85%, 10/1/24, Continuously Callable @100	40	40
Rhode Island Turnpike & Bridge Authority Revenue, Series A, 5.00%, 10/1/40, Continuously Callable @100	1,000	1,193
		1,233
South Carolina (0.3%):
Piedmont Municipal Power Agency Revenue(INS - Assured Guaranty Municipal Corp.), Series D, 5.75%, 1/1/34, Continuously Callable @100	2,000	2,127
South Carolina Jobs-Economic Development Authority Revenue, 4.00%, 4/1/49, Continuously Callable @103	620	678
		2,805
Tennessee (1.0%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/37, Continuously Callable @100	1,500	1,855
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue
5.00%, 10/1/45, Continuously Callable @100	1,000	1,180
5.00%, 7/1/46, Continuously Callable @100	1,000	1,185
5.00%, 10/1/48, Continuously Callable @100	500	598
The Metropolitan Nashville Airport Authority Revenue, Series A, 4.00%, 7/1/49, Continuously Callable @100	1,000	1,190
		6,008
Texas (8.8%):
Arlington Higher Education Finance Corp. Revenue(NBGA-Texas Permanent School Fund), 4.00%, 8/15/44, Continuously Callable @100	2,165	2,540
Austin Convention Enterprises, Inc. Revenue, 5.00%, 1/1/34, Continuously Callable @100	1,380	1,606
Bexar County Health Facilities Development Corp. Revenue, 5.00%, 7/15/37, Continuously Callable @105	1,000	1,150
Central Texas Regional Mobility Authority Revenue
4.00%, 1/1/41, Continuously Callable @100	1,000	1,125
Series A, 5.00%, 1/1/45, Continuously Callable @100	1,000	1,178
Central Texas Turnpike System Revenue, Series C, 5.00%, 8/15/42, Continuously Callable @100	1,000	1,152
City of Arlington Special Tax(INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 2/15/48, Continuously Callable @100	1,000	1,229
City of Houston Hotel Occupancy Tax & Special Revenue
5.00%, 9/1/39, Continuously Callable @100	1,000	1,152
5.00%, 9/1/40, Continuously Callable @100	1,000	1,153
City of Irving Texas Revenue, 5.00%, 8/15/43, Continuously Callable @100	1,000	1,237
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable @100	1,000	1,127
City of Lewisville Special Assessment(INS-ACA Financial Guaranty Corp.), 5.80%, 9/1/25(b)	3,920	4,115
Clifton Higher Education Finance Corp. Revenue, 4.00%, 8/15/44, Continuously Callable @100	1,000	1,178
Clifton Higher Education Finance Corp. Revenue(NBGA - Texas Permanent School Fund), 5.00%, 8/15/39, Continuously Callable @100	1,000	1,168
County of Bexar Revenue, 4.00%, 8/15/44, Continuously Callable @100	1,500	1,735
Everman Independent School District, GO(NBGA-Texas Permanent School Fund), 4.00%, 2/15/50, Continuously Callable @100	1,500	1,778

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Harris County Cultural Education Facilities Finance Corp. Revenue, 5.00%, 6/1/38, Continuously Callable @100	$1,000	$1,084
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100	1,000	1,111
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100	1,000	1,088
Matagorda County Navigation District No. 1 Revenue, 4.00%, 6/1/30, Continuously Callable @100	1,000	1,083
Mesquite Health Facilities Development Corp. Revenue, 5.00%, 2/15/35, Continuously Callable @100	1,000	1,016
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A, 5.00%, 4/1/47, Continuously Callable @100	1,600	1,742
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,000	920
New Hope Cultural Education Facilities Finance Corp. Revenue(INS - Assured Guaranty Municipal Corp.), Series A1, 5.00%, 7/1/38, Continuously Callable @100	225	270
North Texas Tollway Authority Revenue
Series B, 5.00%, 1/1/31, Continuously Callable @100	1,500	1,722
Series B, 5.00%, 1/1/45, Continuously Callable @100	1,000	1,168
Port of Port Arthur Navigation District Revenue
1.34%, 11/1/40, Continuously Callable @100(b)(g)	3,250	3,250
Series C, 1.29%, 4/1/40, Continuously Callable @100(g)	6,600	6,600
Princeton Independent School District, GO(NBGA - Texas Permanent School Fund), 5.00%, 2/15/43, Continuously Callable @100	1,000	1,257
Prosper Independent School District, GO, 5.00%, 2/15/48, Continuously Callable @100	1,000	1,252
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/46, Continuously Callable @100	1,000	1,179
Series A, 5.00%, 11/15/45, Continuously Callable @100	1,000	1,052
Series B, 5.00%, 11/15/36, Continuously Callable @100	1,000	1,066
Series B, 5.00%, 7/1/48, Continuously Callable @100	1,500	1,866
		53,349
Virginia (0.8%):
Alexandria IDA Revenue, 5.00%, 10/1/50, Continuously Callable @100	1,000	1,167
Deutsche Bank Spears/Lifers Trust Revenue(LIQ-Deutsche Bank A.G.), Series DBE-8039, 1.50%, 1/1/57, Callable 1/1/23 @ 100(f)(g)	3,570	3,570
		4,737
Washington (1.4%):
King County Public Hospital District No 2, GO, Series A, 4.00%, 12/1/41, Continuously Callable @100(j)	1,000	1,181
Tender Option Bond Trust Receipts/Certificates Revenue(LIQ - JPMorgan Chase & Co.), Series 2016-XM0424, 1.35%, 9/6/20(f)(g)	3,700	3,700
Washington Health Care Facilities Authority Revenue
4.00%, 7/1/42, Continuously Callable @100	1,000	1,138
5.00%, 1/1/47, Continuously Callable @100	1,000	1,197
Washington State Housing Finance Commission Revenue, 5.00%, 1/1/38, Continuously Callable @102(f)	1,000	1,179
		8,395
West Virginia (0.3%):
West Virginia Hospital Finance Authority Revenue, 4.00%, 1/1/38, Continuously Callable @100	1,500	1,690

Wisconsin (1.3%):
Public Finance Authority Revenue
5.00%, 7/1/38, Continuously Callable @100	1,000	1,226
Series A, 5.25%, 10/1/48, Continuously Callable @100	1,500	1,771
Series A, 4.00%, 10/1/49, Continuously Callable @100	1,500	1,695
Public Finance Authority Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/44, Continuously Callable @100	600	732

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Wisconsin Health & Educational Facilities Authority Revenue
5.25%, 4/15/35, Pre-refunded 4/15/23 @ 100	$1,000	$1,136
5.00%, 9/15/45, Continuously Callable @100	1,000	1,063
		7,623
Wyoming (0.2%):
County of Laramie Revenue, 5.00%, 5/1/37, Continuously Callable @100	1,250	1,307

Total Municipal Bonds (Cost $317,214)		341,148

U.S. Treasury Obligations (0.0%)(k)
U.S. Treasury Bills, 1.15%, 7/16/20 (l)	$125	124
Total U.S. Treasury Obligations (Cost $124)		124

Collateral for Securities Loaned (0.0%)^(k)
HSBC U.S. Government Money Market Fund, I Shares, 1.52%(m)	168,662	169
Total Collateral for Securities Loaned (Cost $169)		169
Total Investments (Cost $461,474) — 99.4%		619,972
Other assets in excess of liabilities — 0.6%		3,954
NET ASSETS - 100.00%		$623,926

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security has been designated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(c)	Rounds to less than $1 thousand.
(d)	Northern Trust Corp. is the parent of Northern Trust Investments Inc., which is the sub adviser of the Fund.
(e)	All or a portion of this security is on loan.
(f)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid, unless otherwise noted, based upon procedures approved by the Board of Trustees. As of February 29, 2020, the fair value of these securities was $17,883 (thousands) and amounted to 2.9% of net assets.
(g)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(h)	Zero-coupon bond.
(i)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of February 29, 2020, illiquid securities were less than 0.05% of the Fund's net assets.
(j)	Security purchased on a when-issued basis.
(k)	Amount represents less than 0.05% of net assets.
(l)	Rate represents the effective yield at February 29, 2020.
(m)	Rate disclosed is the daily yield on February 29, 2020.
(n)	All of the coupon is paid in kind.

AMBAC—American Municipal Bond Assurance Corporation
GO—General Obligation
IDA – Industrial Development Authority LLC—Limited Liability Company
PIK—Payment in-kind
PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Future	38	3/20/20	$5,570,090	$5,607,090	$37,000

	Total unrealized appreciation				$37,000
	Total unrealized depreciation				–
	Total net unrealized appreciation(depreciation)				$37,000

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA International Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (97.8%)

Argentina (0.0%):(a)

Energy (0.0%):(a)
YPF SA, ADR	201,343	$1,609

Australia (5.2%):

Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd.	97,808	2,145
IDP Education Ltd.	180,866	2,558
JB Hi-Fi Ltd.	112,873	2,729
		7,432
Energy (0.3%):
Beach Energy Ltd.	4,323,418	5,110
Santos Ltd.	675,309	3,080
		8,190
Financials (1.0%):
Australia & New Zealand Banking Group Ltd.	109,519	1,765
IMF Bentham Ltd.	293,500	823
Macquarie Group Ltd.	329,068	29,252
		31,840
Health Care (1.0%):
Clinuvel Pharmaceuticals Ltd. (b)	54,956	645
CSL Ltd.	141,661	28,931
Pro Medicus Ltd.	47,308	632
		30,208
Industrials (0.1%):
Austal Ltd.	604,986	1,397
Nrw Holdings Ltd.	488,394	780
Qantas Airways Ltd.	456,240	1,668
		3,845
Information Technology (0.2%):
Bravura Solutions Ltd.	266,432	799
Data#3 Ltd.	461,809	1,247
Dicker Data Ltd.	175,776	682
EML Payments Ltd. (c)	572,510	1,374
Technology One Ltd.	500,280	2,610
		6,712
Materials (1.2%):
BHP Group Ltd.	1,110,435	24,130
Igo Ltd.	192,298	668
Perseus Mining Ltd. (c)	939,638	628
Ramelius Resources Ltd.	766,993	569
Resolute Mining Ltd. (c)	997,428	657
Rio Tinto Ltd.	130,769	7,513
Saracen Mineral Holdings Ltd. (c)	1,081,942	2,635
		36,800
Real Estate (1.1%):
Centuria Office REIT	846,441	1,683
Cromwell Property Group	3,730,731	2,783
Ingenia Communities Group	486,755	1,588
Lendlease Group	150,500	1,750
Mirvac Group	1,132,641	2,252
National Storage REIT	1,662,099	2,426
Scentre Group	9,375,921	21,239
Viva Energy REIT	579,414	1,027
		34,748

		159,775

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Austria (0.6%):

Communication Services (0.0%):(a)
Telekom Austria AG	86,005	$651

Financials (0.3%):
BAWAG Group AG (d)	102,294	4,411
Erste Group Bank AG	63,450	2,172
Raiffeisen Bank International AG	83,783	1,730
Vienna Insurance Group AG Wiener Versicherung Gruppe	42,087	1,023
		9,336
Information Technology (0.1%):
ams AG (c)	47,924	1,663

Materials (0.1%):
RHI Magnesita NV	30,597	1,191
Wienerberger AG	36,389	931
		2,122

Real Estate (0.1%):
CA Immobilien Anlagen AG	36,669	1,488
S IMMO AG	49,366	1,308
		2,796

Utilities (0.0%):(a)
EVN AG	34,763	584
		17,152
Belgium (0.8%):

Communication Services (0.0%):(a)
Telenet Group Holding NV	12,484	480

Consumer Staples (0.0%):(a)
Ontex Group NV	37,548	568

Financials (0.2%):
Ageas	94,152	4,380
KBC Group NV	31,886	2,124
		6,504

Health Care (0.1%):
UCB SA	34,555	3,199

Information Technology (0.4%):
Melexis NV	145,760	10,079

Real Estate (0.1%):
Aedifica SA	3,710	481
Befimmo SA	24,462	1,316
Warehouses De Pauw CVA	54,237	1,453
		3,250
		24,080
Bermuda (0.1%):

Energy (0.1%):
DHT Holdings, Inc.	407,900	2,264

Brazil (0.3%):

Communication Services (0.1%):
TIM Participacoes SA	713,900	2,576

Financials (0.2%):
Banco Santander Brasil SA	524,300	4,674

Materials (0.0%):(a)
Vale SA	153,500	1,521
		8,771

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Canada (1.6%):

Consumer Discretionary (0.1%):
BRP, Inc.	56,897	$2,333

Consumer Staples (0.1%):
Alimentation Couche-Tard, Inc. Class B	71,983	2,186

Energy (0.4%):
ARC Resources Ltd. (b)	185,458	807
Cameco Corp.	130,558	1,129
Ovintiv, Inc.	286,837	3,315
Parex Resources, Inc. (c)	248,895	3,405
Suncor Energy, Inc.	83,559	2,303
Tourmaline Oil Corp.	99,695	828
		11,787

Financials (0.5%):
Bank of Montreal	40,661	2,764
Canadian Imperial Bank of Commerce	33,819	2,574
iA Financial Corp., Inc.	64,623	3,076
National Bank of Canada	72,467	3,767
Sun Life Financial, Inc. (b)	88,316	3,816
		15,997

Industrials (0.1%):
Canadian Pacific Railway Ltd.	14,120	3,500

Materials (0.4%):
Barrick Gold Corp.	475,158	9,064
Kinross Gold Corp. (c)	565,909	2,841
Kirkland Lake Gold Ltd.	58,513	1,887
		13,792
		49,595
China (2.8%):

Communication Services (1.2%):
China Telecom Corp. Ltd. Class H	13,767,890	5,205
HUYA, Inc., ADR (c)	93,078	1,844
Leyou Technologies Holdings Ltd. (c)	2,260,000	793
Momo, Inc., ADR	61,948	1,742
NetEase, Inc., ADR	8,011	2,553
Tencent Holdings Ltd.	519,000	26,317
		38,454

Consumer Discretionary (0.7%):
Alibaba Group Holding Ltd., ADR (c)	56,309	11,712
ANTA Sports Products Ltd.	402,000	3,281
Dongfeng Motor Group Co. Ltd. Class H	6,605,929	5,302
		20,295

Financials (0.5%):
Bank of China Ltd.	6,698,000	2,677
China Merchants Bank Co. Ltd. Class H	1,469,500	7,070
Industrial & Commercial Bank of China Ltd. Class H	6,642,000	4,576
Ping An Insurance Group Co. of China Ltd.	197,000	2,244
		16,567

Health Care (0.1%):
Sinopharm Group Co. Ltd. Class H	581,200	1,826

Materials (0.2%):
Anhui Conch Cement Co. Ltd. Class H	792,000	5,932

Real Estate (0.1%):
Country Garden Holdings Co. Ltd.	1,934,000	2,628
		85,702

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Denmark (1.2%):

Consumer Staples (0.8%):
Carlsberg A/S Class B	27,832	$3,682
Royal Unibrew A/S	238,498	20,637
		24,319

Energy (0.0%):(a)
The Drilling Co. of 1972 (c)	7,101	314

Health Care (0.1%):
Novo Nordisk A/S Class B	33,088	1,939

Industrials (0.2%):
A.P. Moeller-Maersk A/S Class B	4,947	4,993
Per Aarsleff Holding A/S	21,182	616
		5,609

Utilities (0.1%):
Orsted A/S (d)	32,366	3,342
		35,523
Faroe Islands (0.1%):

Consumer Staples (0.1%):
Bakkafrost P/F	32,824	2,086

Finland (0.4%):

Consumer Discretionary (0.0%):(a)
Tokmanni Group Corp.	59,858	803

Health Care (0.0%):(a)
Terveystalo Oyj (d)	83,089	997

Industrials (0.1%):
Metso Oyj	55,260	1,798

Information Technology (0.2%):
Nokia Oyj	1,459,565	5,576

Materials (0.1%):
Huhtamaki Oyj	65,328	2,682
Kemira Oyj	88,841	1,131
		3,813
		12,987
France (8.8%):

Communication Services (0.1%):
Vivendi SA	100,335	2,563

Consumer Discretionary (2.7%):
Cie Generale des Etablissements Michelin SCA	147,967	15,855
Faurecia SE	326,738	14,939
Kering SA	5,749	3,241
LVMH Moet Hennessy Louis Vuitton SE	108,800	45,400
Renault SA	105,358	3,131
		82,566

Consumer Staples (0.1%):
L’Oreal SA	9,707	2,609

Energy (1.4%):
Gaztransport Et Technigaz SA	20,746	1,858
Total SA	942,238	40,720
		42,578

Financials (0.9%):
AXA SA	371,440	8,633
BNP Paribas SA	153,657	7,457
Coface SA	90,881	999

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Eurazeo SE	75,792	$5,094
Societe Generale SA	221,000	6,262
		28,445

Health Care (0.3%):
Korian SA	86,311	3,940
Sanofi	42,298	3,944
		7,884

Industrials (1.1%):
Air France-KLM (c)	193,665	1,479
Airbus SE	18,231	2,200
Alstom SA	41,353	2,041
Compagnie de Saint-Gobain	252,251	8,906
Elis SA	229,207	4,002
Mersen	34,540	1,017
Rexel SA	488,636	6,039
Societe BIC SA	13,785	838
Teleperformance	17,560	4,283
Vinci SA	20,890	2,111
		32,916

Information Technology (1.0%):
Alten SA	18,359	2,056
Capgemini SE	245,088	27,156
SOITEC (c)	9,879	823
Worldline SA (c)(d)	30,013	2,315
		32,350

Materials (0.9%):
Arkema SA	306,333	28,975
		28,975
Real Estate (0.1%):
Nexity SA	41,011	1,897

Utilities (0.2%):
Engie SA	344,651	5,755
		268,538
Georgia (0.0%):(a)

Financials (0.0%):(a)
Bank of Georgia Group PLC	51,808	1,127

Germany (5.5%):

Communication Services (0.1%):
CTS Eventim AG & Co. KGaA	42,890	2,298
New Work SE	2,314	624
		2,922

Consumer Discretionary (0.3%):
Ceconomy AG (c)	294,279	1,419
Daimler AG Registered Shares	151,224	6,362
Hornbach Holding AG & Co. KGaA	16,447	934
		8,715

Consumer Staples (0.0%):(a)
METRO AG	101,157	1,182

Energy (0.0%):(a)
CropEnergies AG	63,033	654

Financials (1.1%):
Allianz SE	139,316	30,346
Hannover Rueck SE	22,660	4,102
Wuestenrot & Wuerttembergische AG	38,663	730
		35,178

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (0.3%):
Compugroup Medical SE	20,554	$1,291
Dermapharm Holding SE	26,892	1,128
Evotec SE (b)(c)	52,920	1,288
Fresenius Medical Care AG & Co. KGaA	32,431	2,501
Gerresheimer AG	39,421	2,865
		9,073

Industrials (1.1%):
Amadeus Fire AG	13,602	1,917
Deutsche Lufthansa AG Registered Shares	243,107	3,215
Hamburger Hafen Und Logistik AG	27,757	592
MTU Aero Engines AG	10,612	2,625
Siemens AG	143,927	14,804
Washtec AG	201,574	10,899
		34,052

Information Technology (1.3%):
LPKF Laser & Electronics AG (c)	110,949	2,562
SAP SE	294,525	36,764
		39,326

Materials (0.1%):
HeidelbergCement AG	23,334	1,398
Salzgitter AG (b)	37,143	623
		2,021

Real Estate (0.9%):
Alstria Office REIT-AG	110,383	2,097
DIC Asset AG	176,007	3,080
Leg Immobilien AG	21,565	2,589
Sirius Real Estate Ltd.	1,445,254	1,511
Vonovia SE (b)	329,430	17,823
		27,100

Utilities (0.3%):
E.ON SE	354,475	4,117
Encavis AG (b)	324,459	3,781
		7,898
		168,121
Hong Kong (2.4%):

Communication Services (0.5%):
China Mobile Ltd.	746,318	5,940
China Unicom Hong Kong Ltd.	7,326,003	5,887
HKT Trust & HKT Ltd.	1,346,000	2,027
		13,854

Consumer Discretionary (0.1%):
Galaxy Entertainment Group Ltd.	290,000	1,974
Perfect Shape Medical Ltd.	1,644,000	556
Xinyi Glass Holdings Ltd.	526,000	659
		3,189

Consumer Staples (0.1%):
Sun Art Retail Group Ltd.	2,203,500	2,848

Energy (0.1%):
CNOOC Ltd.	1,574,208	2,190
Kunlun Energy Co. Ltd.	2,110,000	1,493
		3,683

Financials (0.6%):
AIA Group Ltd.	1,540,000	15,435
BOC Hong Kong Holdings Ltd.	772,500	2,704
		18,139

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (0.0%):(a)
The United Laboratories International Holdings Ltd. (b)	1,148,000	$776

Industrials (0.2%):
CK Hutchison Holdings Ltd.	400,000	3,536
Johnson Electric Holdings Ltd.	1,011,500	2,357
Shun Tak Holdings Ltd.	3,954,000	1,703
		7,596

Information Technology (0.1%):
Cowell E Holdings, Inc.	2,464,000	550
VTech Holdings Ltd.	202,300	1,791
		2,341

Real Estate (0.6%):
CK Asset Holdings Ltd.	3,097,000	19,769
		19,769
Utilities (0.1%):
China Water Affairs Group Ltd. (b)	1,828,000	1,468

		73,663
Hungary (0.1%):

Financials (0.1%):
OTP Bank Nyrt	72,726	3,200

India (0.6%):

Communication Services (0.0%):(a)
Zee Entertainment Enterprises Ltd.	657,929	2,197

Energy (0.1%):
Oil & Natural Gas Corp. Ltd.	1,369,632	1,756
Reliance Industries Ltd.	129,161	2,399
		4,155

Financials (0.2%):
Canara Bank (c)	819,152	1,653
HDFC Bank Ltd.	144,868	2,378
Power Finance Corp. Ltd.	1,213,634	1,851
		5,882

Health Care (0.1%):
Ipca Laboratories Ltd.	159,644	3,030

Information Technology (0.1%):
HCL Technologies Ltd.	307,451	2,287

Utilities (0.1%):
NTPC Ltd.	302,266	447
Power Grid Corp. of India Ltd.	798,015	2,011
		2,458
		20,009
Indonesia (0.1%):

Industrials (0.1%):
Wijaya Karya Persero Tbk PT	25,270,600	3,404

Utilities (0.0%):(a)
Perusahaan Gas Negara Tbk PT	11,743,000	1,070
		4,474
Ireland (1.1%):

Consumer Staples (0.0%):(a)
C&C Group PLC	318,848	1,343

Financials (0.2%):
AIB Group PLC	879,074	2,051

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Bank of Ireland Group PLC	970,748	$3,634
		5,685

Health Care (0.2%):
ICON PLC (c)	31,683	4,945

Industrials (0.7%):
Experian PLC	596,823	19,861
Fly Leasing Ltd., ADR (c)	101,100	1,729
Ryanair Holdings PLC, ADR (c)	22,462	1,610
		23,200
		35,173
Isle of Man (0.1%):

Consumer Discretionary (0.1%):
GVC Holdings PLC	168,502	1,732

Israel (0.5%):

Health Care (0.0%):(a)
Inmode Ltd. (c)	21,600	712

Industrials (0.2%):
Ashtrom Group Ltd.	86,269	1,254
Elco Ltd.	21,562	814
Shikun & Binui Ltd. (b)	638,897	3,444
		5,512

Information Technology (0.2%):
AudioCodes Ltd.	105,296	2,360
Formula Systems 1985 Ltd.	9,968	663
Nova Measuring Instruments Ltd. (c)	35,800	1,265
		4,288

Real Estate (0.1%):
Alony Hetz Properties & Investment Ltd.	93,313	1,532
Melisron Ltd.	23,273	1,458
Mivne Real Estate KD Ltd. (c)	282,317	811
		3,801

Utilities (0.0%):(a)
Enlight Renewable Energy Ltd. (b)(c)	436,587	614
		14,927
Italy (4.2%):

Consumer Discretionary (0.0%):(a)
Unieuro SpA (d)	64,433	794

Energy (0.4%):
Eni SpA	725,102	9,033
Saipem SpA (b)(c)	812,336	3,103
		12,136

Financials (1.3%):
Assicurazioni Generali SpA	199,159	3,595
Banca Farmafactoring SpA (d)	155,188	954
Banca Generali SpA	640,260	19,900
Banca Monte die Paschi di Siena SpA (c)	323,906	656
Banca Sistema SpA (d)	437,151	834
BPER Banca (b)	372,464	1,492
Credito Valtellinese SpA (c)	8,160,713	674
Mediobanca Banca di Credito Finanziario SpA	205,492	1,868
UniCredit SpA (b)	557,067	7,163
Unipol Gruppo SpA	377,884	1,883
		39,019

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (0.6%):
El.En. SpA	26,516	$742
Recordati SpA	376,802	16,113
		16,855

Industrials (0.1%):
Astm SpA	76,494	1,902
Fiera Milano SpA	135,067	662
Leonardo SpA	164,349	1,685
		4,249

Materials (0.1%):
Buzzi Unicem SpA	64,972	1,425

Real Estate (0.0%):(a)
Immobiliare Grande Distribuzione SIIQ SpA	106,168	639

Utilities (1.7%):
ACEA SpA	160,771	3,385
Enel SpA	5,561,193	46,670
Hera SpA	619,396	2,658
Iren SpA	159,827	495
		53,208

		128,325
Japan (23.4%):

Communication Services (1.6%):
Avex, Inc.	93,900	879
DeNa Co. Ltd.	173,021	2,234
Dip Corp. (b)	43,000	1,040
Fuji Media Holdings, Inc.	93,844	1,103
Gree, Inc.	406,237	1,670
Internet Initiative Japan, Inc.	67,000	1,849
KDDI Corp.	110,500	3,123
Nexon Co. Ltd. (c)	129,400	2,047
Nippon Telegraph & Telephone Corp.	1,171,600	27,338
Nippon Television Holdings, Inc.	180,777	2,173
SKY Perfect JSAT Holdings, Inc.	333,800	1,431
Z Holdings Corp.	978,602	3,553
		48,440

Consumer Discretionary (4.2%):
Benesse Holdings, Inc.	43,376	1,114
Daido Metal Co. Ltd.	124,200	675
Dcm Holdings Co. Ltd. (b)	123,700	1,122
Doutor Nichires Holdings Co. Ltd. (b)	34,400	576
Exedy Corp.	43,400	805
FJ Next Co. Ltd. (b)	115,800	1,010
Foster Electric Co. Ltd.	36,200	481
Hikari Tsushin, Inc.	60,600	11,518
Honda Motor Co. Ltd.	408,262	10,476
Honeys Holdings Co. Ltd.	78,900	839
KFC Holdings Japan Ltd.	28,000	612
KNT-CT Holdings Co. Ltd. (c)	43,100	375
Kojima Co. Ltd.	64,800	245
Komeri Co. Ltd.	63,200	1,142
Kourakuen Holdings Corp. (b)	21,500	302
Mitsubishi Motors Corp.	650,174	2,137
Nikon Corp.	296,413	3,028
Nissan Motor Co. Ltd.	765,352	3,281
Nojima Corp.	33,400	590
Pressance Corp.	50,400	529
Riso Kyoiku Co. Ltd.	150,200	428
Shimamura Co. Ltd.	64,898	4,305
Sony Corp.	145,300	8,959
Sumitomo Riko Co. Ltd.	96,400	641

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Takashimaya Co. Ltd. (b)	180,500	$1,681
Tama Home Co. Ltd. (b)	169,500	1,984
Tamron Co. Ltd.	49,100	1,083
Tokyo Dome Corp. (b)	151,600	1,157
Topre Corp.	70,900	922
Toyota Motor Corp.	846,200	55,576
United Arrows Ltd.	466,100	10,403
Wealth Management, Inc. (b)	23,600	246
		128,242

Consumer Staples (1.0%):
Arcs Co. Ltd.	51,300	814
Heiwado Co. Ltd.	29,500	457
Hokuto Corp.	60,400	1,031
Ito En Ltd.	159,900	7,037
Kewpie Corp.	95,000	1,741
Key Coffee, Inc.	29,600	557
Life Corp.	23,700	515
Marudai Food Co. Ltd.	20,100	328
Matsumotokiyoshi Holdings Co. Ltd.	241,200	7,921
Mitsubishi Shokuhin Co. Ltd.	18,800	453
Nihon Chouzai Co. Ltd.	15,500	515
Niitaka Co. Ltd.	35,400	898
Nippon Suisan Kaisha Ltd.	418,900	1,982
Prima Meat Packers Ltd.	34,100	701
Showa Sangyo Co. Ltd.	19,300	529
The Nisshin Oillio Group Ltd.	47,700	1,473
Toyo Suisan Kaisha Ltd.	56,000	2,227
Transaction Co. Ltd.	93,300	730
Yokohama Reito Co. Ltd.	129,700	1,023
		30,932

Energy (0.2%):
Inpex Corp.	620,748	5,465
Japan Petroleum Exploration Co. Ltd.	45,700	995
		6,460

Financials (3.8%):
Credit Saison Co. Ltd.	132,900	1,917
Dai-ichi Life Holdings, Inc.	326,379	4,427
Fuyo General Lease Co. Ltd.	21,200	1,193
Jaccs Co. Ltd.	30,300	605
Jafco Co. Ltd.	179,300	6,790
Japan Securities Finance Co. Ltd.	189,900	823
Mitsubishi UFJ Financial Group, Inc.	5,852,554	28,601
Mizuho Financial Group, Inc.	3,045,352	4,121
Nishi-Nippon Financial Holdings, Inc.	126,300	711
Nomura Holdings, Inc.	839,044	3,705
North Pacific Bank Ltd.	601,200	1,120
ORIX Corp.	284,500	4,612
Resona Holdings, Inc.	1,282,052	4,773
Ricoh Leasing Co. Ltd.	27,500	946
Shinsei Bank Ltd.	138,300	1,812
Sumitomo Mitsui Financial Group, Inc.	316,996	10,060
Sumitomo Mitsui Trust Holdings, Inc.	190,403	6,465
T&D Holdings, Inc.	714,139	6,930
The 77 Bank Ltd.	127,500	1,617
The Hyakujushi Bank Ltd.	30,200	507
The Juroku Bank Ltd.	40,900	691
Tokio Marine Holdings, Inc.	441,100	23,576
TOMONY Holdings, Inc.	229,700	633
		116,635

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (2.4%):
Alfresa Holdings Corp.	37,000	$645
Astellas Pharma, Inc.	222,200	3,483
Daito Pharmaceutical Co. Ltd.	22,800	604
Eisai Co. Ltd.	30,266	2,223
Hoya Corp.	348,500	30,907
Nikkiso Co. Ltd.	133,900	1,185
Nipro Corp.	99,300	1,049
Shin Nippon Biomedical Laboratories Ltd.	83,200	424
Shionogi & Co. Ltd.	375,900	20,238
Takeda Pharmaceutical Co. Ltd.	216,001	7,461
Torii Pharmaceutical Co. Ltd.	49,500	1,480
Towa Pharmaceutical Co. Ltd.	82,900	1,641
Vital KSK Holdings, Inc.	106,300	984
		72,324

Industrials (5.1%):
Bellssytem24 Holdings, Inc.	89,400	1,061
Bunka Shutter Co. Ltd.	152,000	1,082
Central Japan Railway Co.	20,200	3,321
Chiyoda Corp. (c)	187,147	527
Duskin Co. Ltd.	28,000	725
en-japan, Inc.	321,900	8,809
Fuji Electric Co. Ltd.	730,700	20,044
Fujikura Ltd.	175,700	564
Furukawa Co. Ltd.	70,000	781
Hitachi Construction Machinery Co. Ltd.	614,100	14,959
IDEA Consultants, Inc. (b)	66,700	1,038
Inabata & Co. Ltd.	57,300	660
ITOCHU Corp.	1,035,700	23,475
JGC Corp.	340,250	4,114
JTEKT Corp.	74,400	718
Kamigumi Co. Ltd.	36,100	697
Kandenko Co. Ltd.	315,000	2,663
Kawada Technologies, Inc.	9,000	465
Kyowa Exeo Corp.	326,100	7,140
Mitsubishi Electric Corp.	178,000	2,238
Mitsubishi Heavy Industries Ltd.	117,676	3,719
Mitsui & Co. Ltd.	181,200	2,993
Mitsui-Soko Holdings Co. Ltd.	97,800	1,411
Nikkon Holdings Co. Ltd.	63,200	1,214
Nippon Carbon Co. Ltd. (b)	50,500	1,676
Nippon Sheet Glass Co. Ltd. (b)	357,000	1,599
NSK Ltd.	94,600	716
Obayashi Corp.	215,500	2,174
OKUMA Corp.	300,100	12,596
Organo Corp.	60,000	3,537
OSJB Holdings Corp.	433,900	1,000
Pasco Corp. (c)	36,100	535
PS Mitsubishi Construction Co. Ltd.	161,300	859
Relia, Inc.	150,000	1,681
Sanki Engineering Co. Ltd.	157,000	1,842
Sankyo Tateyama, Inc.	40,400	406
Sanwa Holdings Corp.	927,400	8,499
SEC Carbon Ltd. (b)	12,600	838
Secom Co. Ltd.	24,200	1,920
Seibu Holdings, Inc.	107,600	1,526
Seino Holdings Co. Ltd.	41,400	449
Sintokogio Ltd.	54,500	390
SWCC Showa Holdings Co. Ltd.	50,600	509
Taisei Corp.	47,200	1,601
Takara Standard Co. Ltd.	40,200	567
Tekken Corp.	44,700	993
THK Co. Ltd.	112,751	2,551

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Tokyu Construction Co. Ltd.	376,600	$2,348
Toyo Construction Co. Ltd.	254,400	1,077
Will Group, Inc.	137,400	1,021
		157,328

Information Technology (2.3%):
Advantest Corp.	60,300	2,775
CAC Holdings Corp.	49,700	500
Canon, Inc.	98,293	2,474
Citizen Watch Co. Ltd.	448,586	1,769
Denki Kogyo Co. Ltd.	26,100	656
Digital Garage, Inc.	17,200	544
FUJIFILM Holdings Corp.	49,800	2,419
Fujitsu Ltd.	286,091	29,838
Future Corp.	25,200	369
Hitachi Ltd.	69,000	2,305
Hosiden Corp.	86,400	746
Ines Corp.	42,100	574
Mimasu Semiconductor Industry Co. Ltd.	40,200	745
Murata Manufacturing Co. Ltd.	60,100	3,149
Nippon Electric Glass Co. Ltd.	29,600	495
Nippon Signal Co. Ltd.	70,300	744
Nohmi Bosai Ltd.	50,500	944
NSD Co. Ltd.	78,600	1,264
Obic Co. Ltd.	16,900	2,087
Oracle Corp. Japan	66,000	5,145
Restar Holdings Corp.	94,100	1,389
Roland DG Corp.	25,300	381
Ryoyo Electro Corp.	50,800	833
Sanshin Electronics Co. Ltd.	27,200	375
Scala, Inc.	113,900	640
Seikoh Giken Co. Ltd. (b)	26,100	521
TIS, Inc.	22,500	1,345
Tokyo Electron Device Ltd.	41,700	882
Ulvac, Inc.	176,200	5,105
United, Inc.	70,100	622
		71,635

Materials (0.9%):
Daiki Aluminium Industry Co. Ltd.	99,000	532
Godo Steel Ltd.	80,700	1,842
Hokuetsu Corp.	289,700	1,170
JSR Corp.	343,025	5,965
Kanto Denka Kogyo Co. Ltd.	153,900	1,310
Kureha Corp.	85,300	4,267
Nasu Denki Tekko Co. Ltd. (b)	11,600	1,077
Nippon Pillar Packing Co. Ltd.	46,300	538
Nitto Denko Corp.	69,787	3,471
Rengo Co. Ltd.	297,000	2,027
Showa Denko KK	46,900	1,008
Tosoh Corp.	100,100	1,355
Ube Industries Ltd.	130,300	2,372
		26,934

Real Estate (1.2%):
Daiwa House Industry Co. Ltd.	99,100	2,735
Daiwa Office Investment Corp.	534	4,118
Goldcrest Co. Ltd.	101,100	1,555
Kenedix Retail REIT Corp.	871	1,931
Mirai Corp.	6,106	2,831
Mitsubishi Estate Co. Ltd.	231,870	3,958
One REIT, Inc.	351	1,059
Open House Co. Ltd.	44,200	1,113
SAMTY Co. Ltd.	119,700	1,716

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Sekisui House REIT, Inc.	2,522	$1,985
Sumitomo Realty & Development Co. Ltd.	333,800	10,404
Takara Leben Co. Ltd.	216,400	857
Takara Leben Real Estate Investment Corp.	896	895
Tosei Corp.	159,500	1,711
		36,868

Utilities (0.7%):
Chubu Electric Power Co., Inc.	1,431,000	18,646
Electric Power Development Co. Ltd.	50,300	1,079
Hokkaido Electric Power Co., Inc.	294,100	1,277
The Kansai Electric Power Co., Inc.	169,700	1,829
		22,831
		718,629
Korea, Republic Of (1.1%):

Communication Services (0.2%):
KT Corp.	241,282	4,756
NCSoft Corp.	3,997	2,138
		6,894

Consumer Discretionary (0.1%):
Hyundai Motor Co.	25,813	2,467

Consumer Staples (0.1%):
Orion Corp.	33,618	2,656

Financials (0.3%):
KB Financial Group, Inc.	142,059	4,494
Shinhan Financial Group Co. Ltd.	152,521	4,081
		8,575

Industrials (0.1%):
Samsung Engineering Co. Ltd. (c)	144,056	1,680

Information Technology (0.3%):
LG Innotek Co. Ltd.	31,076	3,364
Samsung Electronics Co. Ltd.	127,134	5,726
		9,090

Materials (0.0%):(a)
POSCO	8,610	1,384

		32,746
Luxembourg (0.2%):

Communication Services (0.0%):(a)
RTL Group SA (b)	40,244	1,693

Materials (0.1%):
ArcelorMittal SA	176,635	2,515

Real Estate (0.1%):
Corestate Capital Holding SA (b)	67,655	3,053
		7,261
Macau (0.4%):

Consumer Discretionary (0.4%):
Wynn Macau Ltd.	6,094,400	12,658

Malaysia (0.2%):

Financials (0.2%):
CIMB Group Holdings BHD	1,999,663	2,297
RHB Bank BHD	2,801,200	3,689
		5,986

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Mexico (0.1%):

Consumer Discretionary (0.0%):(a)
El Puerto de Liverpool Sab de CV (b)	357,734	$1,669

Industrials (0.1%):
Grupo Aeroportuario del Centro Norte SAB de CV	356,296	2,341
		4,010
Netherlands (3.3%):

Communication Services (0.5%):
Koninklijke KPN NV	5,053,683	12,255
VEON Ltd., ADR	998,744	1,978
		14,233

Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV	120,385	2,812

Energy (0.3%):
Royal Dutch Shell PLC Class B	485,107	10,513

Financials (1.2%):
ABN AMRO Group NV (d)	343,238	4,707
ING Groep NV	3,258,765	31,201
NN Group NV	68,031	2,325
		38,233

Health Care (0.0%):(a)
Pharming Group NV (c)	550,534	685

Industrials (1.1%):
AerCap Holdings NV (c)	60,381	3,145
Alfen Beheer BV (c)(d)	72,209	2,122
Intertrust NV (d)	84,445	1,416
PostNL NV	863,551	1,309
Signify NV (d)	21,702	647
Wolters Kluwer NV	332,732	24,340
		32,979

Information Technology (0.1%):
NXP Semiconductor NV	15,466	1,758

Materials (0.0%):(a)
Constellium SE (c)	67,900	842
		102,055
New Zealand (0.2%):

Health Care (0.1%):
Fisher & Paykel Healthcare Corp. Ltd.	165,379	2,677
Summerset Group Holdings Ltd.	179,916	883
		3,560

Utilities (0.1%):
Infratil Ltd.	358,999	1,156
		4,716
Norway (1.2%):

Consumer Staples (0.0%):(a)
Salmar ASA	24,946	1,128

Energy (0.4%):
Aker BP ASA	294,028	7,205
Equinor ASA	242,508	3,737
		10,942

Financials (0.6%):
DNB ASA	189,701	3,178
Norwegian Finans Holding ASA (c)	95,847	907
SpareBank 1 SMN	1,477,334	14,781
		18,866

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (0.2%):
Elkem ASA (d)	213,397	$421
Norsk Hydro ASA	1,491,253	4,345
		4,766
		35,702
Poland (0.1%):

Consumer Staples (0.1%):
Dino Polska SA (c)(d)	62,545	2,274

Portugal (0.2%):

Communication Services (0.0%):(a)
NOS SGPS SA	294,676	1,164

Consumer Staples (0.1%):
Sonae SGPS SA	1,921,674	1,510

Energy (0.1%):
Galp Energia SGPS SA	194,349	2,680
		5,354
Russian Federation (0.8%):

Energy (0.3%):
Gazprom PJSC, ADR	642,330	3,918
LUKOIL PJSC, ADR	61,799	5,336
		9,254

Financials (0.2%):
Sberbank of Russia PJSC	670,910	2,376
Sberbank of Russia PJSC, ADR	206,126	2,933
		5,309

Materials (0.3%):
Evraz PLC	2,079,082	8,877
Petropavlovsk PLC (c)	6,700,734	1,603
		10,480
		25,043
Singapore (0.5%):

Financials (0.2%):
DBS Group Holdings Ltd.	160,100	2,800
Singapore Exchange Ltd.	298,400	1,843
		4,643

Industrials (0.0%):(a)
Frencken Group Ltd.	1,599,200	967

Real Estate (0.3%):
Ascott Residence Trust	1,050,700	890
Keppel DC REIT	1,726,900	2,889
Mapletree Commercial Trust	3,039,400	4,608
		8,387
		13,997
South Africa (0.4%):

Communication Services (0.2%):
MTN Group Ltd.	388,037	1,851
Naspers Ltd.	19,663	3,076
		4,927

Health Care (0.0%):(a)
Mediclinic International PLC	316,910	1,399

Materials (0.2%):
Gold Fields Ltd.	422,568	2,571

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Impala Platinum Holdings Ltd. (c)	231,814	$1,885
Kumba Iron Ore Ltd.	76,700	1,414
		5,870
		12,196
Spain (1.9%):

Communication Services (0.9%):
Masmovil Ibercom SA (c)	196,352	3,900
Telefonica SA	4,047,875	24,086
		27,986

Consumer Discretionary (0.1%):
CIE Automotive SA	71,189	1,452
Industria de Diseno Textil SA	68,426	2,134
		3,586

Energy (0.1%):
Repsol SA	161,588	1,826

Financials (0.4%):
Banco de Sabadell SA	926,105	813
Banco Santander SA	1,828,610	6,758
CaixaBank SA	2,263,872	5,818
		13,389

Health Care (0.0%):(a)
Faes Farma SA	288,613	1,395

Industrials (0.2%):
ACS, Actividades de Construccion y Servicios SA	116,570	3,476
Sacyr SA	608,441	1,623
		5,099

Information Technology (0.1%):
Indra Sistemas SA (c)	179,455	1,962

Utilities (0.1%):
Atlantica Yield PLC	83,317	2,409
		57,652
Sweden (3.2%):

Communication Services (0.2%):
Nordic Entertainment Group AB Class B	70,054	2,114
Stillfront Group AB (c)	46,580	2,096
Tele2 AB	130,873	1,906
		6,116

Consumer Discretionary (0.2%):
Evolution Gaming Group AB (d)	121,155	4,417

Consumer Staples (0.1%):
Axfood AB	81,038	1,512
Swedish Match AB	38,106	2,237
		3,749

Energy (0.0%):(a)
Tethys Oil AB	148,332	994

Financials (0.1%):
Skandinaviska Enskilda Banken AB Class A	250,659	2,404

Health Care (0.1%):
Biotage AB	151,914	1,819
Recipharm AB	58,056	807
Swedish Orphan Biovitrum AB (c)	65,502	1,128
Vitrolife AB (b)	24,448	415
		4,169

Industrials (2.0%):
Atlas Copco AB Class B	964,762	29,911

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Epiroc AB Class B	845,755	$9,491
Instalco AB	54,919	750
Intrum Justitia AB (b)	64,725	1,605
Inwido AB	172,325	1,503
Lifco AB (b)	18,756	987
Lindab International AB	116,335	1,388
Loomis AB Class B	31,652	1,106
Sandvik AB	130,436	2,175
Sweco AB Class B	52,372	1,693
Trelleborg AB Class B	499,917	7,813
Volvo AB Class B	168,410	2,645
		61,067

Information Technology (0.0%):(a)
Fortnox AB	28,375	552

Materials (0.1%):
Boliden AB	99,137	2,083
SSAB AB Class B	196,481	571
SSAB AB Class A	226,832	696
		3,350

Real Estate (0.4%):
Dios Fastigheter AB	134,993	1,211
Fastighets AB Balder Class B (c)	113,340	5,367
Klovern AB	289,533	668
Kungsleden AB	240,402	2,486
Nyfosa AB (c)	331,829	2,717
		12,449
		99,267
Switzerland (9.4%):

Communication Services (0.1%):
Sunrise Communications Group AG (d)	32,094	2,611

Consumer Staples (2.4%):
Barry Callebaut AG Registered Shares	987	2,037
Coca-Cola HBC AG	58,929	1,879
Nestle SA Registered Shares	679,960	70,001
		73,917

Financials (2.0%):
Cembra Money Bank AG	135,764	15,287
Helvetia Holding AG Registered Shares	43,255	5,765
Julius Baer Group Ltd.	129,919	5,468
Partners Group Holding AG	2,520	2,188
Swiss Life Holding AG	13,607	6,250
UBS Group AG Registered Shares	2,476,506	27,284
		62,242

Health Care (4.0%):
Galenica AG (d)	86,853	5,875
Lonza Group AG Registered Shares	6,492	2,592
Medacta Group SA (c)(d)	7,699	608
Novartis AG	599,395	50,444
Roche Holding AG	195,986	63,042
		122,561

Industrials (0.4%):
Adecco Group AG	133,104	7,131
Belimo Holding AG Class R	486	3,180
		10,311

Information Technology (0.2%):
Logitech International SA Class R	63,626	2,469

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
STMicroelectronics NV	110,734	$3,056
		5,525

Materials (0.3%):
Gurit Holding AG Class BR	580	864
LafargeHolcim Ltd.	139,621	6,501
SIG Combibloc Group AG	76,478	1,140
Vetropack Holding AG	494	1,323
		9,828
		286,995
Taiwan (0.8%):

Financials (0.2%):
Chailease Holding Co. Ltd.	656,000	2,441
Fubon Financial Holding Co. Ltd.	1,918,000	2,777
Shin Kong Financial Holding Co. Ltd.	8,089,623	2,412
		7,630

Information Technology (0.6%):
Accton Technology Corp.	630,000	3,324
Innolux Corp.	7,740,329	1,996
Radiant Opto-Electronics Corp.	683,000	2,164
Realtek Semiconductor Corp.	539,000	3,900
Taiwan Semiconductor Manufacturing Co. Ltd.	546,000	5,630
		17,014
		24,644
Thailand (0.2%):

Communication Services (0.1%):
Advanced Info Service PCL	276,300	1,773

Consumer Staples (0.0%):(a)
Charoen Pokphand Foods PCL	2,022,900	1,741

Financials (0.1%):
Kasikornbank PCL	1,004,173	3,826
		7,340
United Arab Emirates (0.1%):

Financials (0.1%):
Emirates NBD Bank PJSC	733,554	2,482

United Kingdom (13.6%):

Communication Services (0.2%):
BT Group PLC	2,219,976	4,072
Future PLC	101,941	1,536
Vodafone Group PLC	1,085,038	1,896
		7,504

Consumer Discretionary (1.9%):
Barratt Developments PLC	318,173	3,140
Countryside Properties PLC (d)	321,555	1,955
Dunelm Group PLC	275,870	3,938
Fiat Chrysler Automobiles NV	130,200	1,640
Games Workshop Group PLC	56,261	4,606
Gamesys Group PLC (c)	71,912	655
Greggs PLC	86,777	2,338
Halfords Group PLC	129,077	248
JD Sports Fashion PLC	407,890	3,901
Kingfisher PLC	1,693,090	4,153
Marks & Spencer Group PLC	1,149,575	2,369
Mitchells & Butlers PLC (c)	307,384	1,333
Moneysupermarket.com Group PLC	266,897	1,074

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Next PLC	227,526	$17,929
Pets at Home Group PLC	807,280	2,698
Redrow PLC	329,198	3,198
SSP Group PLC	136,931	905
Vistry Group PLC	89,059	1,474
		57,554

Consumer Staples (2.9%):
British American Tobacco PLC	80,199	3,170
Britvic PLC	113,391	1,255
Cranswick PLC	33,620	1,444
Diageo PLC	794,494	28,342
Imperial Brands PLC	739,196	14,930
J Sainsbury PLC	2,092,211	5,300
Tate & Lyle PLC	1,063,790	9,698
Tesco PLC	1,444,775	4,304
Unilever PLC	356,771	19,176
		87,619
Energy (1.6%):
BP PLC	4,921,979	25,568
Cairn Energy PLC (c)	714,429	1,298
Genel Energy PLC	228,692	439
Rockrose Energy PLC	33,387	609
Royal Dutch Shell PLC Class A	995,492	21,485
		49,399

Financials (2.8%):
3i Group PLC	472,166	6,214
Barclays PLC	1,053,971	2,020
Close Brothers Group PLC	529,537	8,812
HSBC Holdings PLC (b)	3,819,733	25,794
Integrafin Holdings PLC	183,512	1,144
Intermediate Capital Group PLC	142,058	2,937
Investec PLC	519,247	2,660
Legal & General Group PLC	7,135,450	24,169
Lloyds Banking Group PLC	2,530,969	1,643
Man Group PLC	1,002,730	1,904
Standard Chartered PLC	814,599	5,893
TP ICAP PLC	382,667	1,805
		84,995

Health Care (0.7%):
AstraZeneca PLC	32,009	2,809
CVS Group PLC	75,802	1,045
Hikma Pharmaceuticals PLC	117,073	2,725
Smith & Nephew PLC	739,020	16,577
		23,156

Industrials (1.5%):
Aggreko PLC	278,738	2,435
Ashtead Group PLC	150,937	4,731
Babcock International Group PLC	520,693	2,996
Bodycote PLC	55,291	544
Dart Group PLC	166,852	2,672
Firstgroup PLC (c)	1,147,786	1,743
Howden Joinery Group PLC	123,159	1,018
Judges Scientific PLC	8,526	534
National Express Group PLC	382,942	2,088
Qinetiq Group PLC	151,936	680
RELX PLC	907,464	21,952
Stagecoach Group PLC	802,121	1,354
Travis Perkins PLC	35,017	669
Vesuvius PLC	258,421	1,418
		44,834

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (0.2%):
Computacenter PLC	45,880	$973
Dialog Semiconductor PLC (c)	37,282	1,286
Endava PLC, ADR (c)	47,030	2,495
Softcat PLC	155,275	2,124
		6,878

Materials (1.5%):
Anglo American PLC	409,475	9,632
Croda International PLC	140,932	8,329
Hill & Smith Holdings PLC	26,186	457
KAZ Minerals PLC	172,318	923
Rio Tinto PLC	543,615	25,588
		44,929
Real Estate (0.2%):
Grainger PLC	382,222	1,461
Land Securities Group PLC	251,453	2,710
Londonmetric Property PLC	364,201	969
The British Land Co. PLC	378,807	2,453
		7,593
Utilities (0.1%):
Centrica PLC	3,016,294	2,793
		417,254
Total Common Stocks (Cost $2,957,618)		2,997,094

Preferred Stocks (0.3%)
Brazil (0.0%):(a)

Energy (0.0%):(a)
Petroleo Brasileiro SA	382,200	2,166

Germany (0.3%):

Consumer Discretionary (0.3%):
Schaeffler AG, 6.66%, 3/10/19	284,237	2,591
Volkswagen AG, 3.23%, 3/17/20	35,655	5,918
		8,509

Total Preferred Stocks (Cost $12,561)		10,675

Rights (0.0%)(a)
Spain (0.0%):

Industrials (0.0%):
ACS Actividades de Construccion y Servicios SA Expires 03/04/20 @ $—(c)	116,570	52

Total Rights (Cost $57)		52

Exchange-Traded Funds (0.0%)(a)
United States (0.0%):

iShares Core MSCI EAFE ETF	756	44
iShares Core MSCI Emerging Markets ETF	29,597	1,442
		1,486

Total Exchange-Traded Funds (Cost $1,609)		1,486

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.9%)
United States (1.9%):
HSBC U.S. Government Money Market Fund, I Shares, 1.52%(e)	57,348,429	$57,348
Total Collateral for Securities Loaned (Cost $57,348)		57,348

Total Investments (Cost $3,029,193) — 100.0%		3,066,655
Liabilities in excess of other assets — 0.0%(a)		(1,327)
NET ASSETS - 100.00%		$3,065,328

^	Purchased with cash collateral from securities on loan.
(a)	Amount represents less than 0.05% of net assets.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid, unless noted otherwise, based upon procedures approved by the Board of Trustees. As of February 29, 2020, the fair value of these securities was $40,700 (thousands) and amounted to 1.3% of net assets.
(e)	Rate disclosed is the daily yield on February 29, 2020.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
PCL—Public Company Limited
PLC—Public Limited Company
REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Managed Allocation Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Exchange-Traded Funds (99.9%)(a)
iShares 7-10 Year Treasury Bond ETF(b)	1,644,954	$192,887
iShares Core MSCI EAFE ETF	2,885,697	168,640
iShares Core S&P 500 ETF	558,844	165,368
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	1,424,762	188,325
Total Exchange-Traded Funds (Cost $707,279)		715,220

Collateral for Securities Loaned^ (12.9%)
Federated Government Obligations Fund Institutional Shares, 1.46%(c)	37,000,000	37,000
HSBC U.S. Government Money Market Fund I Shares, 1.52%(c)	11,741,000	11,741
Invesco Government & Agency Portfolio Institutional Shares, 1.50%(c)	36,000,000	36,000
Morgan Stanley Institutional Liquidity Government Portfolio Institutional Shares, 1.46%(c)	7,367,800	7,368
Total Collateral for Securities Loaned (Cost $92,109)		92,109
Total Investments (Cost $799,388) — 112.8%		807,329
Liabilities in excess of other assets — (12.8)%		(91,904)
NET ASSETS - 100.00%		$715,425

^	Purchased with cash collateral from securities on loan.
(a)	Represents investments greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov
(b)	All or a portion of this security is on loan.

(c)	Rate disclosed is the daily yield on February 29, 2020.

ETF—Exchange-Traded Fund

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Precious Metals and Minerals Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)

Metals & Mining (99.7%):
Agnico Eagle Mines Ltd.	398,669	$18,949
Alacer Gold Corp.(a)	1,031,100	4,663
Alamos Gold, Inc.	982,100	5,715
Alio Gold, Inc.(a)(b)	495,400	310
AngloGold Ashanti Ltd.	932,744	16,616
Argonaut Gold, Inc.(a)	655,200	630
Asanko Gold, Inc.(a)	290,395	253
B2Gold Corp.	5,685,379	22,706
Barrick Gold Corp., ADR	3,002,409	57,165
Centamin PLC	4,216,310	6,943
Centerra Gold, Inc.(a)	2,067,010	13,060
China Gold International Resources Corp. Ltd.(a)(b)	516,300	404
Cia de Minas Buenaventura SAA, ADR	68,157	760
Coeur Mining, Inc.(a)	333,807	1,389
Continental Gold, Inc.(a)	618,400	2,525
Dundee Precious Metals, Inc.(a)	1,781,264	6,968
Eldorado Gold Corp.(a)	426,099	3,703
Endeavour Mining Corp.(a)	311,957	5,509
Evolution Mining Ltd.	5,228,638	13,958
Franco-Nevada Corp.	290,062	31,144
Gold Fields Ltd., ADR	2,454,250	14,554
Gold Resource Corp.	202,002	812
Golden Star Resources Ltd.(a)(b)	464,607	1,264
Great Basin Gold Ltd.(a)(c)(d)	6,500,000	—	(e)
Great Basin Gold Ltd.(a)(c)(d)	8,566,400	—	(e)
Guyana Goldfields, Inc.(a)(b)	1,562,700	437
Harmony Gold Mining Co. Ltd.(a)	1,300,562	4,633
IAMGOLD Corp.(a)	1,676,726	4,764
Kinross Gold Corp.(a)	5,811,515	29,174
Kirkland Lake Gold Ltd.	1,132,483	36,529
Koza Altin Isletmeleri AS(a)(b)	210,243	2,467
Leagold Mining Corp.(a)	207,800	503
Lundin Gold, Inc.(a)	78,200	605
McEwen Mining, Inc.(b)	494,100	445
Nautilus Minerals, Inc.(a)(c)(d)	5,757,622	—	(e)
New Gold, Inc.(a)	1,183,000	908
Newcrest Mining Ltd.	1,772,566	30,592
Newmont Corp.	1,347,656	60,146
Northern Star Mining Corp.(a)(c)(d)	375,000	—	(e)
Northern Star Resources Ltd.	1,443,189	12,782
Novagold Resources, Inc.(a)	421,400	3,344
OceanaGold Corp.	3,283,648	4,795
Osisko Gold Royalties Ltd.	303,400	2,493
Perseus Mining Ltd.(a)	5,838,238	3,959
Polymetal International PLC	984,134	15,063
Polyus PJSC (d)	55,099	6,975
Premier Gold Mines Ltd.(a)(b)	493,500	456
Pretium Resources, Inc.(a)(b)	431,655	3,065
Ramelius Resources Ltd.	5,296,556	4,014
Regis Resources Ltd.	2,634,938	6,934
Royal Gold, Inc.	167,915	16,199
Sandstorm Gold Ltd.(a)(b)	1,079,600	6,307
Saracen Mineral Holdings Ltd.(a)	2,161,365	5,375
Seabridge Gold, Inc.(a)(b)	95,100	937
SEMAFO, Inc.(a)	1,634,750	3,240
Shandong Gold Mining Co. Ltd. Class H(f)	911,750	2,222
Sibanye Stillwater Ltd.(a)	9,492,462	19,159
Silver Lake Resources Ltd.(a)	4,043,361	4,294
SSR Mining, Inc.(a)	1,072,657	16,980
St Barbara Ltd.	2,845,151	4,397
Teranga Gold Corp.(a)	227,200	1,171

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Precious Metals and Minerals Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
TMAC Resources, Inc.(a)(b)	98,100	$117
Torex Gold Resources, Inc.(a)	986,427	13,068
Wesdome Gold Mines Ltd.(a)	578,000	3,678
Yamana Gold, Inc.	4,086,541	15,692
Zhaojin Mining Industry Co. Ltd. Class H	2,250,500	2,682
Zijin Mining Group Co. Ltd. Class H	19,678,000	8,837
		589,438

Total Common Stocks (Cost $517,423)		589,438

Collateral for Securities Loaned^ (2.2%)
HSBC U.S. Government Money Market Fund, I Shares, 1.52%(g)	7,765,012	7,765
Invesco Government & Agency Portfolio, Institutional Shares, 1.50%(g)	5,443,666	5,444
Total Collateral for Securities Loaned (Cost $13,209)		13,209
Total Investments (Cost $530,632) — 101.9%		602,647
Liabilities in excess of other assets — (1.9)%		(11,225)
NET ASSETS - 100.00%		$591,422

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of February 29, 2020, illiquid securities were 0.0% of the Fund's net assets
(d)	Security was valued using significant unobservable inputs as of February 29, 2020.
(e)	Rounds to less than $1.
(f)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid, unless noted otherwise, based upon procedures approved by the Board of Trustees. As of February 29, 2020, the fair value of these securities was $2,222 (thousands) and amounted to 0.4% of net assets.
(g)	Rate disclosed is the daily yield on February 29, 2020.

ADR—American Depositary Receipt
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Treasury Money Market Trust	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

U.S. Treasury Obligations (58.5%)
U.S. Treasury Bills
1.46%, 3/5/20 (a)	$100,000	$99,980
1.36%, 3/10/20 (a)	200,000	199,924
1.54%, 3/12/20 (a)	200,000	199,898
1.43%, 3/17/20 (a)	200,000	199,865
1.45%, 3/24/20 (a)	500,000	499,516
1.47%, 3/26/20 (a)	200,000	199,788
1.48%, 4/9/20 (a)	200,000	199,671
1.49%, 4/16/20 (a)	600,000	598,838
1.47%, 4/23/20 (a)	200,000	199,561
1.47%, 5/7/20 (a)	200,000	199,447
1.47%, 5/14/20 (a)	200,000	199,387
1.48%, 5/21/20 (a)	200,000	199,330
1.81%, 8/13/20 (a)	100,000	99,170
U.S. Treasury Notes
1.54%(USBMMY3M+3bps), 4/30/20 (b)	150,000	150,001
1.55%(USBMMY3M+4bps), 7/31/20 (b)	100,000	99,965
Total U.S. Treasury Obligations (Cost $3,344,341)		3,344,341

Repurchase Agreements (41.5%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 1.58%, purchase 2/28/20 due 3/2/20, with a value of $2,368,312 (collateralized by U.S. Treasury Notes, 0.13%-3.63%, due 4/30/21-2/15/44, with a value of $2,415,362)	2,368,000	2,368,000
Total Repurchase Agreements (Cost $2,368,000)		2,368,000

Total Investments (Cost $5,712,341) — 100.0%		5,712,341
Liabilities in excess of other assets — 0.0% (c)		(160)
NET ASSETS - 100.00%		$5,712,181

(a)	Rate represents the effective yield at February 29, 2020.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of February 29, 2020.
(c)	Amount is less than 0.05%.

bps—Basis points
USBMMY3M—3 Month Treasury Bill Rate

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA World Growth Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.9%)

Australia (1.8%):

Financials (0.7%):
Macquarie Group Ltd.	103,443	$9,195

Health Care (1.1%):
CSL Ltd.	70,740	14,447

		23,642
Austria (0.1%):

Financials (0.1%):
Erste Group Bank AG	34,913	1,195

Belgium (0.3%):

Information Technology (0.3%):
Melexis NV	55,787	3,858

Bermuda (0.6%):

Industrials (0.6%):
Triton International Ltd.	246,426	8,470

Brazil (0.1%):

Consumer Staples (0.1%):
Ambev SA	229,529	746

Canada (2.2%):

Energy (0.4%):
Parex Resources, Inc. (a)	422,139	5,775

Industrials (1.3%):
Canadian National Railway Co.	72,326	6,141
Canadian Pacific Railway Ltd.	41,714	10,340
		16,481

Materials (0.5%):
Kirkland Lake Gold Ltd.	185,287	5,976

		28,232
China (1.9%):

Communication Services (0.8%):
Tencent Holdings Ltd.	208,600	10,578

Consumer Staples (0.2%):
Foshan Haitan Flavouring & Food Co. Ltd. Class A	142,520	2,045

Financials (0.9%):
Industrial & Commercial Bank of China Ltd. Class H	16,702,000	11,507

		24,130
Curacao (0.1%):

Energy (0.1%):
Schlumberger Ltd.	32,318	876

Denmark (1.1%):

Consumer Staples (1.1%):
Carlsberg A/S Class B	13,842	1,831
Royal Unibrew A/S	141,241	12,221
		14,052

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA World Growth Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
France (6.4%):
Consumer Discretionary (2.1%):
Faurecia SE	155,631	$7,116
Hermes International	1,042	735
LVMH Moet Hennessy Louis Vuitton SE	46,445	19,380
		27,231

Consumer Staples (0.8%):
Danone SA	66,258	4,676
Pernod Ricard SA	30,819	5,025
		9,701

Energy (0.7%):
Total SA	207,128	8,951

Financials (0.7%):
BNP Paribas SA	195,543	9,491

Health Care (0.1%):
EssilorLuxottica SA	9,364	1,284

Industrials (0.9%):
Legrand SA	45,687	3,506
Schneider Electric SE	82,158	8,346
		11,852

Materials (1.1%):
Air Liquide SA	26,089	3,553
Arkema SA	116,868	11,054
		14,607
		83,117
Germany (1.6%):

Financials (0.1%):
Deutsche Boerse AG	9,526	1,499

Health Care (0.7%):
Bayer AG Registered Shares	79,832	5,805
Merck KGaA	24,835	3,022
		8,827

Industrials (0.7%):
Brenntag AG	34,373	1,559
MTU Aero Engines AG	8,624	2,134
Washtec AG	101,371	5,481
		9,174

Real Estate (0.1%):
Deutsche Wohnen SE	28,641	1,169
		20,669
Hong Kong (0.7%):

Energy (0.7%):
CNOOC Ltd.	6,174,792	8,590

India (0.2%):

Consumer Staples (0.2%):
Nestle India Ltd.	10,419	2,283

Indonesia (0.5%):

Communication Services (0.5%):
Telekomunikasi Indonesia Persero Tbk PT	24,613,300	6,004

Ireland (2.1%):

Communication Services (0.2%):
WPP PLC	268,283	2,577

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA World Growth Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (1.3%):
Eaton Corp. PLC	182,990	$16,601

Information Technology (0.6%):
Accenture PLC Class A	42,715	7,714
		26,892
Israel (0.3%):

Information Technology (0.3%):
Check Point Software Technologies Ltd.	35,117	3,645

Italy (2.4%):

Financials (0.4%):
Banca Generali SpA	166,279	5,168

Health Care (0.7%):
Recordati SpA	206,503	8,831

Utilities (1.3%):
Enel SpA	2,023,365	16,980
		30,979
Japan (5.4%):

Consumer Discretionary (1.7%):
Hikari Tsushin, Inc.	34,800	6,614
Toyota Motor Corp.	195,300	12,827
United Arrows Ltd.	108,700	2,426
		21,867

Financials (0.6%):
Jafco Co. Ltd.	111,900	4,237
Resona Holdings, Inc.	1,076,100	4,007
		8,244

Health Care (1.3%):
As One Corp.	27,100	2,008
Hoya Corp.	136,900	12,141
Olympus Corp.	152,200	2,757
		16,906

Industrials (1.4%):
en-japan, Inc.	145,200	3,974
Hitachi Construction Machinery Co. Ltd.	219,600	5,349
Kubota Corp.	287,300	4,029
Kyowa Exeo Corp.	90,200	1,975
OKUMA Corp.	54,500	2,288
		17,615

Information Technology (0.2%):
Ulvac, Inc.	81,000	2,347

Materials (0.2%):
DIC Corp.	119,500	2,824
		69,803
Korea, Republic Of (1.1%):

Information Technology (1.1%):
Samsung Electronics Co. Ltd.	311,696	14,038
		14,038
Macau (0.5%):

Consumer Discretionary (0.5%):
Sands China Ltd.	117,600	564
Wynn Macau Ltd.	3,005,600	6,242
		6,806

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA World Growth Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Mexico (0.3%):

Financials (0.1%):
Grupo Financiero Banorte SAB de CV	152,972	$829

Industrials (0.2%):
Promotora y Operadora de Infraestructura SAB de CV	327,825	3,201
		4,030
Netherlands (1.5%):

Consumer Staples (0.2%):
Heineken NV	28,030	2,792

Industrials (1.0%):
Wolters Kluwer NV	183,531	13,426

Materials (0.3%):
Akzo Nobel NV	45,817	3,665
		19,883
New Zealand (0.4%):

Health Care (0.4%):
Fisher & Paykel Healthcare Corp. Ltd.	341,992	5,535

Norway (1.0%):

Energy (0.3%):
Aker BP ASA	139,359	3,415

Financials (0.7%):
SpareBank 1 SMN	937,976	9,385
		12,800
Russian Federation (0.3%):

Materials (0.3%):
Evraz PLC	987,119	4,215

Singapore (1.0%):

Financials (1.0%):
Singapore Exchange Ltd.	2,075,800	12,821

Spain (0.3%):

Industrials (0.3%):
Aena SME SA (b)	20,665	3,328

Sweden (1.9%):

Consumer Staples (0.5%):
Essity AB Class B	234,130	7,061

Industrials (1.4%):
Atlas Copco AB Class B	393,614	12,203
Nolato AB Class B	104,520	5,546
		17,749
		24,810
Switzerland (3.7%):

Consumer Discretionary (0.2%):
Cie Financiere Richemont SA Registered Shares	48,914	3,354

Consumer Staples (0.7%):
Nestle SA Registered Shares	86,467	8,902

Financials (0.3%):
Julius Baer Group Ltd.	29,601	1,246

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA World Growth Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
UBS Group AG Registered Shares	230,232	$2,536
		3,782

Health Care (2.4%):
Roche Holding AG	92,519	29,760
Sonova Holding AG, Registered Shares	2,983	713
		30,473

Industrials (0.1%):
Adecco Group AG	27,394	1,468
		47,979
Thailand (0.0%):(c)

Financials (0.0%):(c)
Kasikornbank PCL	105,600	403

United Kingdom (6.3%):

Consumer Discretionary (1.1%):
Aptiv PLC	19,072	1,490
Burberry Group PLC	66,360	1,430
Compass Group PLC	117,058	2,578
Next PLC	92,866	7,318
Whitbread PLC	31,478	1,587
		14,403

Consumer Staples (2.2%):
Diageo PLC	348,834	12,444
Imperial Brands PLC	338,244	6,832
Reckitt Benckiser Group PLC	81,368	6,011
Unilever PLC	63,735	3,426
		28,713

Financials (0.7%):
Aon PLC	20,278	4,218
Close Brothers Group PLC	176,153	2,931
HSBC Holdings PLC	299,742	2,024
		9,173

Industrials (0.7%):
RELX PLC	235,898	5,706
Rolls-Royce Holdings PLC (a)	315,365	2,538
		8,244

Materials (1.6%):
Croda International PLC	52,317	3,092
Linde PLC	7,963	1,521
Linde PLC	27,188	5,239
Rio Tinto PLC	231,289	10,887
		20,739
		81,272
United States (51.8%):

Communication Services (5.0%):
Alphabet, Inc. Class C (a)	13,740	18,402
Comcast Corp. Class A	238,637	9,648
Facebook, Inc. Class A (a)	71,942	13,847
Omnicom Group, Inc.	19,436	1,347
The Walt Disney Co.	49,599	5,835
Verizon Communications, Inc.	296,776	16,073
		65,152

Consumer Discretionary (5.8%):
Amazon.com, Inc. (a)	11,956	22,522
eBay, Inc.	72,854	2,524
Harley-Davidson, Inc.	25,573	779

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA World Growth Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Marriott International, Inc. Class A	18,902	$2,344
McDonald's Corp.	57,844	11,232
Ross Stores, Inc.	147,119	16,004
Sally Beauty Holdings, Inc.	32,753	407
The TJX Cos., Inc.	309,869	18,530
Wynn Resorts Ltd.	4,783	516
		74,858

Consumer Staples (4.2%):
Colgate-Palmolive Co.	290,732	19,645
Kellogg Co.	39,821	2,408
PepsiCo, Inc.	169,889	22,430
The Estee Lauder Cos., Inc. Class A	52,525	9,644
		54,127

Energy (1.0%):
ConocoPhillips	120,305	5,825
National Oilwell Varco, Inc.	22,359	418
Phillips 66	82,108	6,147
		12,390

Financials (8.2%):
American Express Co.	35,182	3,868
Bank of America Corp.	641,830	18,292
CME Group, Inc.	27,448	5,457
JPMorgan Chase & Co.	213,183	24,753
MSCI, Inc.	61,186	18,077
State Street Corp.	41,965	2,858
TD Ameritrade Holding Corp.	64,625	2,729
The Bank of New York Mellon Corp.	93,221	3,719
The Charles Schwab Corp.	21,271	867
The Goldman Sachs Group, Inc.	18,136	3,641
The PNC Financial Services Group, Inc.	73,403	9,278
The Progressive Corp.	177,401	12,979
		106,518

Health Care (8.7%):
Abbott Laboratories	59,431	4,578
Amedisys, Inc. (a)	68,663	11,948
Amgen, Inc.	66,089	13,200
CVS Health Corp.	199,719	11,819
Eli Lilly & Co.	98,920	12,477
Johnson & Johnson	154,616	20,793
Medtronic PLC	89,533	9,013
Stryker Corp.	28,978	5,523
The Cooper Cos., Inc.	10,812	3,509
Thermo Fisher Scientific, Inc.	33,604	9,772
Waters Corp. (a)	17,873	3,483
Zimmer Biomet Holdings, Inc.	42,768	5,823
		111,938

Industrials (4.9%):
3M Co.	104,102	15,536
Equifax, Inc.	22,304	3,168
HD Supply Holdings, Inc. (a)	198,391	7,543
Honeywell International, Inc.	131,833	21,379
Kansas City Southern	40,614	6,120
NOW, Inc.	13,074	115
Resideo Technologies, Inc.	8,024	86
Union Pacific Corp.	16,585	2,651
United Parcel Service, Inc. Class B	34,970	3,164
United Technologies Corp.	24,891	3,251
		63,013

Information Technology (11.8%):
Amphenol Corp. Class A	18,108	1,660

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA World Growth Fund	February 29, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Apple, Inc.	125,099	$34,197
Cisco Systems, Inc.	344,811	13,768
Cognizant Technology Solutions Corp. Class A	51,743	3,153
Mastercard, Inc. Class A	90,379	26,233
Microchip Technology, Inc.	14,933	1,355
Microsoft Corp.	262,828	42,581
Oracle Corp.	88,278	4,366
PayPal Holdings, Inc. (a)	21,163	2,285
Texas Instruments, Inc.	104,934	11,977
Visa, Inc. Class A	56,249	10,224
		151,799

Materials (0.3%):
PPG Industries, Inc.	33,251	3,473

Real Estate (0.9%):
Prologis, Inc.	138,794	11,698

Utilities (1.0%):
MGE Energy, Inc.	180,222	12,857
		667,823
Total Common Stocks (Cost $1,073,474)		1,262,926

Preferred Stocks (0.4%)

Brazil (0.4%):

Financials (0.4%):
Itau Unibanco Holding SA	838,200	5,999

Total Preferred Stocks (Cost $8,134)		5,999

Total Investments (Cost $1,081,608) — 98.3%		1,268,925
Other assets in excess of liabilities — 1.7%		21,383
NET ASSETS - 100.00%		$1,290,308

(a)	Non-income producing security.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of February 29, 2020, the fair value of these securities was $3,328 (thousands) and amounted to 0.3% of net assets.
(c)	Amount represents less than 0.05% of net assets.

PCL—Public Company Limited
PLC—Public Limited Company